Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	GIGM
Entity Registrant Name	GIGAMEDIA LTD
Entity Central Index Key	0001105101
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	50,719,976

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents (Note 11)	$ 62,731	$ 63,997
Marketable securities - current (Note 12)	17,773	42,347
Accounts receivable - net (Note 13)	2,829	6,451
Prepaid expenses	801	1,574
Restricted cash (Note 17)		3,000
Other current assets (Notes 14 and 25)	1,001	1,551
Total Current Assets	85,135	118,920
Marketable securities - noncurrent (Note 15)	4,292	7,084
Investments (Note 16)	5,223	8,315
PROPERTY, PLANT AND EQUIPMENT
Land and buildings	1,243	1,237
Information and communication equipment	3,986	7,651
Office furniture and fixtures	295	928
Leasehold improvements	455	1,781
Other	28	336
Property, Plant and Equipment, Gross, Total	6,007	11,933
Less: Accumulated depreciation	(4,058)	(7,645)
Net long-lived assets	1,949	4,288
GOODWILL (Note 7)	16,934	28,437
INTANGIBLE ASSETS - NET (Note 8)	15,675	15,534
OTHER ASSETS
Refundable deposits	392	1,777
Prepaid licensing and royalty fees (Notes 9 and 27)	8,644	7,103
Other (Note 6)	2,150	248
Total Other Assets	11,186	9,128
TOTAL ASSETS	140,394	191,706
CURRENT LIABILITIES
Accounts payable	324	1,831
Accrued compensation	1,233	2,100
Accrued expenses (Note 18)	5,182	10,634
Short-term borrowings (Notes 17 and 26)	7,748	11,774
Other current liabilities (Note 19)	7,160	9,319
Total Current Liabilities	21,647	35,658
OTHER LIABILITIES
Accrued pension liabilities (Note 20)	281	171
Other (Notes 21 and 25)	573	1,015
Total Other Liabilities	854	1,186
Total Liabilities	22,501	36,844
COMMITMENTS AND CONTINGENCIES (Note 27)
SUBSIDIARY PREFERRED SHARES (Note 22)
Par value $1, redeemable; convertible; issued and outstanding 2,018 thousand shares on December 31, 2011		1,786
GigaMedia Shareholders' Equity:
Common shares, no par value, and additional paid-in capital; issued and outstanding 50,720 thousand shares on December 31, 2011 and 2012	304,851	304,672
Accumulated deficit	(178,241)	(162,951)
Accumulated other comprehensive (loss) income	(8,379)	14,351
Total GigaMedia shareholders' equity	118,231	156,072
Noncontrolling interest	(338)	(2,996)
Total Equity	117,893	153,076
TOTAL LIABILITIES AND EQUITY	$ 140,394	$ 191,706

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Preferred redeemable convertible shares, par value		$ 1
Preferred redeemable convertible shares, issued		2,018
Preferred redeemable convertible shares, outstanding		2,018
Common shares, no par value
Common shares, issued	50,720	50,720
Common shares, outstanding	50,720	50,720

CONSOLIDATED STATEMENTS OF INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING REVENUES
Sales Revenue Net	$ 27,470	$ 34,367	$ 64,682
OPERATING COSTS
Cost of goods and services sold	(11,388)	(14,413)	(21,113)
GROSS PROFIT	16,082	19,954	43,569
OPERATING EXPENSES
Product development and engineering expenses	(1,471)	(1,956)	(7,301)
Selling and marketing expenses	(8,377)	(10,079)	(21,589)
General and administrative expenses	(13,384)	(18,101)	(31,780)
Bad debt expense (Notes 13 and 14)	(169)	(1,820)	(1,639)
Impairment loss on property, plant and equipment			(278)
Impairment loss on goodwill (Notes 7 and 10)	(12,489)	(5,097)	(2,255)
Impairment loss on intangible assets (Note 10)	(15)	(2,583)	(1,330)
Impairment loss on prepaid licensing and royalty fees (Notes 9 and 10)	(702)	(247)	(870)
Impairment loss on deconsolidation of T2CN (Note 5)			(22,234)
Other	(49)		(1,989)
Operating Expenses	(36,656)	(39,883)	(91,265)
LOSS FROM OPERATIONS	(20,574)	(19,929)	(47,696)
NON-OPERATING INCOME (EXPENSES)
Interest income	283	762	956
Gain on sales of marketable securities (Notes 12 and 15)	5,665	6,299
Interest expense	(247)	(426)	(370)
Foreign exchange gain (loss)	434	(365)	(606)
Loss on disposal of property, plant and equipment	(208)	(49)	(125)
Gain (loss) on equity method investments - net (Note 16)	234	(47,869)	(20,770)
Impairment loss on marketable securities and investments (Note 10)	(1,193)	(13,327)	(4,677)
Recovery of loss on termination of third-party contract (Notes 4 and 10)		2,012
Gain on fair value changes of warrant derivative (Note 10)			2,595
Other	201	518	221
Nonoperating Income (Expense)	7,649	(47,706)	56,364
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(12,925)	(67,635)	8,668
INCOME TAX (EXPENSE) BENEFIT (Note 25)	(671)	245	(7,260)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(13,596)	(67,390)	1,408
LOSS FROM DISCONTINUED OPERATIONS - NET OF TAX (Note 6)	(2,521)	(4,188)	(128)
NET INCOME (LOSS)	(16,117)	(71,578)	1,280
LESS: NET LOSS ATTRIBUTABLE TO THE NONCONTROLLING INTEREST AND SUBSIDIARY PREFERRED SHARES	827	366	1,370
NET INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA	(15,290)	(71,212)	2,650
NET INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA:
Income (loss) from continuing operations - net of tax	(12,769)	(67,024)	2,778
Loss from discontinued operations - net of tax	(2,521)	(4,188)	(128)
NET INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA	(15,290)	(71,212)	2,650
Basic:
Income (loss) from continuing operations	$ (0.25)	$ (1.23)	$ 0.05
Loss from discontinued operations	$ (0.05)	$ (0.08)
Net income (loss)	$ (0.3)	$ (1.31)	$ 0.05
Diluted:
Income (loss) from continuing operations	$ (0.25)	$ (1.23)	$ 0.04
Loss from discontinued operations	$ (0.05)	$ (0.08)
Net income (loss)	$ (0.3)	$ (1.31)	$ 0.04
WEIGHTED AVERAGE SHARES USED TO COMPUTE EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO GIGAMEDIA (Note 2)
Basic	50,720	54,268	55,834
Diluted	50,720	54,268	59,291
Gaming software and service
OPERATING REVENUES
Sales Revenue Net			25,820
OPERATING COSTS
Cost of goods and services sold			(4,010)
Asian online game and service
OPERATING REVENUES
Sales Revenue Net	27,470	34,367	38,862
OPERATING COSTS
Cost of goods and services sold	(11,388)	(14,413)	(17,103)
T2CN
NON-OPERATING INCOME (EXPENSES)
Gain on deconsolidation		4,739
Gaming software and service business
NON-OPERATING INCOME (EXPENSES)
Gain on deconsolidation	$ 2,480		$ 79,140

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (16,117)	$ (71,578)	$ 1,280
OTHER COMPREHENSIVE INCOME - NET OF TAX:
Unrealized gain (loss) on marketable securities	(24,004)	16,167	21,789
Defined benefit pension plan adjustment	(323)	69	31
Foreign currency translation adjustments	1,814	(1,813)	4,756
Deconsolidation of subisidiaries	2,799		(1,311)
Other Comprehensive Income (Loss), Net of Tax, Total	(19,714)	14,423	25,265
COMPREHENSIVE INCOME (LOSS)	(35,831)	(57,155)	26,545
COMPREHENSIVE (INCOME) LOSS ATTRIBUTABLE TO THE NONCONTROLLING INTEREST AND SUBSIDIARY PREFERRED SHARES	(2,189)	366	1,278
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA	$ (38,020)	$ (56,789)	$ 27,823

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Total	Infocomm Asia Holdings Pte Ltd	Ultra Internet Media, SA	T2CN Holding Limited	Common shares and additional paid-in capital	Common shares and additional paid-in capital Infocomm Asia Holdings Pte Ltd	Common shares and additional paid-in capital Ultra Internet Media, SA	Common shares and additional paid-in capital T2CN Holding Limited	Accumulated deficit	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Infocomm Asia Holdings Pte Ltd	Accumulated other comprehensive income (loss) T2CN Holding Limited	Noncontrolling interest	Noncontrolling interest Infocomm Asia Holdings Pte Ltd	Noncontrolling interest Ultra Internet Media, SA	Noncontrolling interest T2CN Holding Limited
Balance at Dec. 31, 2009	$ 186,360				$ 304,379				$ (94,389)	$ (25,245)			$ 1,615
Balance (in shares) at Dec. 31, 2009					54,995
Issuance of common shares from exercise of stock options and RSUs					402
Issuance of common shares from exercise of stock options and RSUs	174				174
Stock-based compensation	3,014				2,961								53
Acquisition of business (in shares)						866
Acquisition of business		3,384	(400)			2,192	178							1,192	(578)
Deconsolidation				(3,828)				(552)								(3,276)
Cumulative dividend to subsidiary preferred shares (Note 22)	(148)												(148)
Net income (loss)	1,280								2,650				(1,370)
Components of other comprehensive income (loss):
Change in unrealized gain (loss) on marketable securities	21,789									21,789
Defined benefit pension plan adjustment	31									31
Foreign currency translation adjustments	4,756									4,744			12
Deconsolidation of a subsidiary	(1,311)			(1,311)								(1,391)				80
COMPREHENSIVE INCOME (LOSS)	26,545
Balance at Dec. 31, 2010	215,101				309,332				(91,739)	(72)			(2,420)
Balance (in shares) at Dec. 31, 2010					56,263
Issuance of common shares from exercise of stock options and RSUs					79
Stock-based compensation	1,165				1,165
Acquisition of OneNet	111												111
Share repurchase and retirement of common shares (Note 23)(in shares)	(5,622)				(5,622)
Share repurchase and retirement of common shares (Note 23)	(5,825)				(5,825)
Cumulative dividend to subsidiary preferred shares (Note 22)	(321)												(321)
Net income (loss)	(71,578)								(71,212)				(366)
Components of other comprehensive income (loss):
Change in unrealized gain (loss) on marketable securities	16,167									16,167
Defined benefit pension plan adjustment	69									69
Foreign currency translation adjustments	(1,813)									(1,813)
COMPREHENSIVE INCOME (LOSS)	(57,155)
Balance at Dec. 31, 2011	153,076				304,672				(162,951)	14,351			(2,996)
Balance (in shares) at Dec. 31, 2011					50,720
Stock-based compensation	179				179
Cumulative dividend to subsidiary preferred shares (Note 22)	469												469
Net income (loss)	(16,117)								(15,290)				(827)
Components of other comprehensive income (loss):
Change in unrealized gain (loss) on marketable securities	(24,004)									(24,004)
Defined benefit pension plan adjustment	(323)									(323)
Foreign currency translation adjustments	1,814									1,814
Deconsolidation of a subsidiary	2,799	2,799									(217)			3,016
COMPREHENSIVE INCOME (LOSS)	(35,831)
Balance at Dec. 31, 2012	$ 117,893				$ 304,851				$ (178,241)	$ (8,379)			$ (338)
Balance (in shares) at Dec. 31, 2012					50,720

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (16,117)	$ (71,578)	$ 1,280
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	1,224	2,080	2,092
Amortization	2,204	2,314	2,779
Stock-based compensation	179	1,165	3,014
Impairment loss on property, plant and equipment			278
Impairment loss on goodwill	12,489	5,097	2,255
Impairment loss on intangible assets	15	2,583	1,330
Impairment loss on prepaid licensing and royalty fees	702	247	870
Provision for bad debt expenses	169	1,820	1,639
Loss on disposal of property, plant and equipment	208	49	125
Gain on sales of marketable securities	(5,665)	(6,299)
Loss (gain) on equity method investments	(234)	47,869	20,770
Impairment loss on marketable securities and investments	1,193	13,327	4,677
Impairment loss on deconsolidation of T2CN			22,234
Gain on cancellation of warrant liabilities		(665)
Gain on fair value changes of warrant derivative			(2,595)
Other	377	200	(125)
Net changes in operating assets and liabilities, net of business acquisitions and divestitures:
Accounts receivable	1,537	(153)	3,263
Prepaid expenses	755	871	(2,992)
Other current assets	(174)	865	2,215
Accounts payable	(515)	(336)	1,867
Accrued expenses	(59)	(452)	3,519
Accrued compensation	(831)	(2,139)	1,667
Player account balances			229
Other current liabilities	(467)	(1,334)	4,568
Accrued pension liabilities	110	128	(39)
Prepaid licensing and royalty fees	(2,397)	(3,007)	(3,855)
Other	454	(361)	(847)
Net cash used in operating activities	(7,323)	(12,448)	(8,922)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease (increase) in restricted cash	3,694	2,000	(4,068)
Cash dividends received from equity method investees		1,907	945
Proceeds from disposal of marketable securities	8,610	9,899
Divestiture of business, net of cash transferred	(1,308)	4,739
Purchase of property, plant and equipment	(429)	(768)	(3,784)
Proceeds from disposal of property, plant and equipment	76	117	119
Proceeds from disposal of businesses, net of transaction costs	1,735		85,669
Purchase of marketable securities			(1,500)
Purchase of investments			(5,261)
Purchase of intangible assets	(1,679)	(1,274)	(2,317)
Acquisitions, net of cash acquired		11	(5,831)
Advances to equity investees		(5,243)	(13,804)
Decrease (increase) in refundable deposits	428	185	(146)
Other	(10)	(22)
Net cash provided by investing activities	11,117	11,551	50,022
CASH FLOWS FROM FINANCING ACTIVITIES:
Net repayment of short-term borrowings	(4,348)	(400)	(12,543)
Repurchase and retirement of common shares		(5,825)
Cash received from the exercise of stock options	0	0	174
Other			5
Net cash used in financing activities	(4,348)	(6,225)	(12,364)
Exchange difference	(712)	130	(410)
Deconsolidation of T2CN			(12,903)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,266)	(6,992)	15,423
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	63,997	70,989	55,566
CASH AND CASH EQUIVALENTS AT END OF YEAR	62,731	63,997	70,989
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid during the year	248	436	313
Income tax paid during the year	121	783	3,799
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Change in unrealized holding gain (loss) on available-for-sale securities	(24,004)	16,167	21,789
Issuance of common shares for acquisition			2,192
Transfer of marketable securities from current to non-current		42,347
Gaming software and service business
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on deconsolidation	(2,480)		(79,140)
T2CN
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on deconsolidation		$ (4,739)

BUSINESS OVERVIEW, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
BUSINESS OVERVIEW, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. BUSINESS OVERVIEW, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Business Overview

GigaMedia Limited (referred to hereinafter as GigaMedia, our Company, we, us, or our) is a provider of online entertainment software and services, with headquarters in Taipei, Taiwan. In the second half year of 2012, we also began developing the business of providing cloud computing services, which launched in March 2013.

Through July 31, 2012, we conducted our online entertainment business in two business segments: the gaming software and service business, which develops and licenses software for online real-money gaming solutions and applications; and the Asian online game and service business, which develops a wide range of online games for the Asian and worldwide market.

In April 2010, we sold a 60 percent interest in our online gaming software and service business to Mangas Gaming S.A.S., a French Corporation, now renamed as BetClic Everest Group (“BEG”). Our retained non-controlling interest in the online gaming software and service business was sold to BEG in July 2012. (See Note 6, “Divestitures”, for additional information.)

Our gaming software and service business developed and licensed online poker and casino gaming software solutions and application services, primarily targeting continental European markets. Prior to our disposal of the remaining ownership, through our equity investment, the gaming software and service business offered software solutions for online gaming, which was licensed under a software license and support service contract.

Our Asian online game and service business operates a suite of play-for-fun online games and provides related services, mainly targeting online game players across Asia, including Greater China and Southeast Asia.

We began developing a new cloud computing business in the second half of 2012. The cloud business aims at providing an integrated platform of services and tools for small-to-medium enterprises in Greater China to increase flexibility, efficiency and competitiveness. The business launched in late March 2013.

(b) Basis of Presentation

The gaming software and service business does not qualify as a component that may be reported as discontinued operations due to our significant continuing involvement in the component after the initial disposal of our 60 percent interest in 2010. After the sale transaction was completed in April 2010, we deconsolidated the results of the gaming software and service business and began accounting for the remaining interest under the equity method of accounting until the closing of the disposal transaction in July 2012 when we sold our remaining ownership. (See Note 6, “Divestitures”, for additional information.)

Discontinued Operations

In June 2012, our board of directors approved a plan to liquidate and dissolve JIDI Network Technology (Shanghai) Co., Ltd. (“JIDI”), a wholly-owned subsidiary, and Shanghai JIDI Network Technology Co., Ltd. (“Shanghai JIDI”), a variable-interest entity controlled through a series of contractual arrangements. Therefore the results of these entities are reported as discontinued operations for all periods presented. (See Note 6, “Divestitures”, for additional information.)

Principles of Consolidation

The Consolidated Financial Statements include the accounts of GigaMedia and our wholly-owned, majority-owned and majority-controlled subsidiaries after elimination of all inter-company accounts and transactions. In addition, the accounts of our Company’s variable-interest entities (“VIE”), as defined by the Financial Accounting Standards Board (“FASB”), are included in the Consolidated Financial Statements. (See Note 3, “Variable-Interest Entities”, for additional information.) The accounting policies for other less than majority-owned investments are described in Note 1 below within the paragraphs headed “Marketable Securities” and “Investments”.

Foreign Currency Translation

The Consolidated Financial Statements of our Company and our subsidiaries have been reported in U.S. dollars. Assets and liabilities denominated in non-U.S. currency are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated at weighted-average rates of exchange prevailing during the year. Cumulative translation adjustments resulting from this process are charged or credited to other comprehensive income within equity. Gains and losses on foreign currency transactions are included in other income and expenses. Cumulative translation adjustments as of December 31, 2010, 2011 and 2012 were $(22.6) million, $(24.4) million, and $(22.8) million, respectively.

(c) Summary of significant accounting policies

Use of Estimates

The preparation of Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Revenue Recognition

General

Our Company recognizes revenues when persuasive evidence of an arrangement exists, delivery occurs or services are rendered, the sales price is fixed or determinable and collectability is reasonably assured.

We present the sales taxes assessed by governmental authorities on our revenue transactions on a net basis in our Consolidated Financial Statements.

Multiple-Element Arrangements

Our Company enters into multiple-element revenue arrangements, which may include any combination of services, software, and/or products. To the extent that a deliverable in a multiple-element arrangement is subject to specific accounting guidance, whether and/or how to separate multiple deliverable arrangements into separate units of accounting (separability) and how to allocate the arrangement consideration among those separate units of accounting (allocation) for that deliverable is accounted for in accordance with such specific guidance.

In addition to the aforementioned general policies, the following are the specific revenue recognition policies for each major category of revenue.

Asian Online Game and Service Revenues

Asian online game and service revenues are related to our Asian online game and service business that operates play-for-fun games online to players across Asia.

Online game revenues are earned through the sale of online game points, prepaid cards, game packs, through the sublicensing of certain games to distributors and through licensing fee revenues. Virtual online game points are sold to distributors or end-users who can make the payments through credit cards, Internet ATMs or telecommunication service operators. Physical prepaid cards and game packs are sold through distributors and convenience stores. Proceeds from sales of physical cards and game packs, net of sales discounts, and online game points are deferred when received and revenue is recognized upon the actual usage of the playing time or in-game virtual items by the end-users; over the estimated useful life of virtual items; or when the sold game points expire and can no longer be used to access the online games or products in accordance with our published game points expiration policy. Sublicensing revenues from the distributors are recognized based on end-users’ activation to the game system and when the performance obligations have been completed. Licensing fee revenues are recognized when the delivery of licensed products has occurred and the fee is fixed or determinable.

We report sales of virtual online game points and licensing fee revenues on a gross basis. In the sales of virtual online game points and game licenses, we act as principal and we have latitude in establishing price. Fixed percentage fees retained by service providers for payment processing related to our online game services are recognized as cost of online game revenues. We report sublicensing revenues on a net basis. In the sublicense agreements, we act as agent and the distributors are responsible for the operating and the marketing.

Online game and service revenues also include revenues derived from online advertising arrangements, sponsorship arrangements, or a combination of both. These service arrangements allow advertisers to place advertisements on particular areas of our Company’s websites and online game platforms over a stated period of time. Service revenues from online advertising arrangements are recognized ratably over the displayed period of the contract when the collectability is reasonably assured.

Gaming Software and Service Revenues

Prior to our sale of a majority interest in the online gaming software and service business in April 2010, gaming software and service revenues were related to software products we developed and licensed and support services we provided for online real-money gaming solutions and applications.

Deferred Revenues

Deferred revenues are included in other current liabilities, and consist of the prepaid income related to our Asian online game and service business.

Operating Costs

Operating costs primarily consist of processing costs, online game royalties, bandwidth, production costs for prepaid game cards and game packs, amortization of intangible assets, customer service department costs, depreciation, maintenance and other overhead expenses directly attributable to our online games.

Prepaid Licensing and Royalty Fees

Our Company, through our subsidiaries, routinely enters into agreements with licensors to acquire licenses for using, marketing, distributing, selling and publishing multi-player online games.

Prepaid licensing fees paid to licensors are capitalized when technological feasibility is achieved, and amortized on a straight-line basis over the shorter of the estimated useful economic life of the relevant online game or license period, which is usually within two to five years. The annual amortization is modified if the amount computed using the ratio that current gross revenues for a game license bear to the total of current and anticipated future gross revenues for that game license is greater than the amount computed using the straight-line method.

Prepaid royalty fees and related costs are initially deferred when paid to licensors and recognized as operating costs in the period in which the related online game revenue is recognized.

Fair Value Measurements

Our Company generally determines or calculates the fair value of financial instruments using quoted market prices in active markets when such information is available or using appropriate present value or other valuation techniques, such as discounted cash flow analyses, incorporating adjusted available market discount rate information and our Company’s estimates for non-performance and liquidity risk. These techniques rely extensively on the use of a number of assumptions, including the discount rate, credit spreads, and estimates of future cash flows. (See Note 10, “Fair Value Measurements”, for additional information.)

Cash Equivalents

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and so near to their maturity that they present relatively insignificant risk from changes in interest rates. Commercial paper, negotiable certificates of deposit, time deposits and bank acceptances with original maturities of three months or less are considered to be cash equivalents.

Marketable Securities

All of our Company’s investments in marketable securities are classified as available-for-sale. These marketable securities are stated at fair value with any unrealized gains or losses recorded in accumulated other comprehensive income (loss) within equity until realized.

Other-than-temporary impairments, if any, are charged to non-operating expense in the period in which the loss occurs. In determining whether an other-than-temporary impairment has occurred, our Company primarily considers, among other factors, the length of the time and the extent to which the fair value of an investment has been at a value less than cost. When an other-than-temporary loss is recorded, the fair value of the investment becomes the new cost basis of the investment and is not adjusted for subsequent recoveries in fair value. Realized gains and losses also are included in non-operating income and expense in the Consolidated Statements of Income (Loss). (See Note 10, “Fair Value Measurements”, for additional information.)

Investments

Equity investments in non-publicly traded securities of companies over which our Company has no ability to exercise significant influence are accounted for under the cost method.

Equity investments in companies over which our Company has the ability to exercise significant influence but does not hold a controlling financial interest are accounted for under the equity method and our Company’s income or loss on equity method investments is recorded in non-operating income or expenses. The difference between the cost of the acquisition and our Company’s share of the fair value of the net identifiable assets is recognized as goodwill and is included in the carrying amount of the investment. When our Company’s carrying value in an equity method investee is reduced to zero, no further losses are recorded in our Consolidated Financial Statements unless our Company guaranteed obligations of the investee or has committed to additional funding. When the investee subsequently reports income, our Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

Unrealized losses that are considered other-than-temporary, if any, are charged to non-operating expenses. Realized gains and losses, measured against carrying amount, are also included in non-operating income and expenses. (See Note 10, “Fair Value Measurements”, for additional information.)

Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided based on an evaluation of the collectability of accounts receivable, and other receivables. An allowance for doubtful accounts is also provided, when considered necessary, for loans receivable. We review the collectability of loans receivable on an individual basis and the evaluation primarily consists of an analysis based upon current information available about the borrower.

For those accounts in which a loss is probable, we record a specific reserve in the allowance. The receivable is written off against the allowance when our Company believes the uncollectability of the receivable is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is provided on a straight-line basis over useful lives that correspond to categories as follows:

Categories	Years
Buildings	50
Information and communication equipment	2 to 5
Office furniture and equipment	3 to 5
Leasehold improvements	3 to 5

Leasehold improvements are depreciated over the shorter of the term of the lease or the economic useful life of the assets. Improvements and replacements are capitalized and depreciated over their estimated useful lives, while ordinary repairs and maintenance are expensed as incurred.

We have entered into agreements to lease certain of our Company’s land and buildings to a third party under operating leases, which were renewed in November 2012, and which expire no later than September 2013. As of December 31, 2011 and 2012, the carrying amount of the land and buildings under lease was approximately $1.3 million and $1.2 million, respectively. The rental income under the operating lease amounted to $41 thousand, $72 thousand and $74 thousand for 2010, 2011 and 2012, respectively. The minimum rental income to be received under this operating lease is $53 thousand through September 2013.

Acquisitions

Our Company accounts for its business acquisitions using the acquisition method. Under this method, our Company recognizes and measures the identifiable assets acquired, the liabilities assumed and any noncontrolling interest at their acquisition-date fair values, with limited exceptions. Acquisition-related costs are generally expensed as incurred.

Intangible Assets and Goodwill

Intangible assets with finite lives are amortized by the straight-line method over their estimated useful lives, ranging from three to nine years. Intangible assets with indefinite useful lives are not amortized. Goodwill is not amortized.

Impairment of Intangible Assets, Goodwill and Long-Lived Assets

Goodwill is tested for impairment annually or sooner when circumstances indicate an impairment may exist, using a fair-value approach at the reporting unit level. A reporting unit is the operating segment, or a business, which is one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by management at the segment level. Components are aggregated as a single reporting unit if they have similar economic characteristics. In connection with our goodwill impairment test, we first assess qualitative factors as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.

Intangible assets with indefinite useful lives are tested for impairment at the reporting unit level, at least annually, or whenever events or changes in circumstances indicate that the carrying value of an asset might not be recoverable from its related future discounted cash flows. Impairment is measured as the difference between the carrying amounts and the fair value of the assets, and is recognized as a loss from operations. In connection with our impairment test for the intangible assets with indefinite useful lives, we first assess qualitative factors as a basis for determining whether it is necessary to perform the quantitative impairment test.

Long-lived assets other than goodwill and intangible assets not being amortized are tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of an asset might not be recoverable from its related future undiscounted cash flows. If such assets are considered to be impaired, the impairment to be recognized is measured by the extent to which the carrying amount of the assets exceeds the fair value of the assets. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value, and is recognized as a loss from operations.

(See Note 10, “Fair Value Measurements”, for additional information.)

Software Cost

Costs to develop our gaming software and Asian online game products are capitalized after technological feasibility has been established, and when the product is available for general release to customers, costs are expensed. Costs incurred prior to the establishment of technological feasibility are expensed when incurred and are included in product development and engineering expenses. Capitalized amounts are amortized using the straight-line method, which is applied over the estimated useful economic life of the software, ranging from three to five years. The annual amortization is modified if the amount computed using the ratio that current gross revenues for a product bear to the total of current and anticipated future gross revenues for that product is greater than the amount computed using the straight-line method.

We capitalize certain costs incurred to purchase or to internally create and implement internal-use computer software, which includes software coding, installation, testing and certain data conversion. These capitalized costs are amortized on a straight-line basis over the shorter of the useful economic life of the software or its contractual license period, which range from three to five years.

Product Development and Engineering

Product development and engineering expenses primarily consist of research compensation, depreciation and amortization, and are expensed as incurred.

Advertising

Direct-response advertising costs incurred in relation to the acquisition or origination of a customer relationship are capitalized and deferred. The deferred costs are recognized as expense in the Consolidated Statements of Income (Loss) over the estimated lives of customer relationships. Costs of broadcast advertising are recorded as expenses as advertising airtime is used. Other advertising expenditures are expensed as incurred. Subsequent to the sale of a majority interest in the online gaming and software service business in April 2010, deferred costs related to advertising have not been significant.

Advertising expenses incurred in 2010, 2011 and 2012 totaled $12.7 million, $3.5 million and $3.2 million, respectively. As of December 31, 2011 and 2012, prepaid advertising amounted to $110 thousand and $1 thousand, respectively.

Leases

Leases for which substantially all of the risks and rewards of ownership remain with the leasing company are accounted for as operating leases. Payments made under operating leases, net of any incentives received by our Company from the leasing company, are charged to the Consolidated Statements of Income (Loss) on a straight-line basis over the lease periods.

Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. Assets held under capital leases are recognized as assets of our Company at their fair value at the inception of the lease or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor is included in the balance sheet as a lease obligation. Lease payments are apportioned between finance charges and a reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are charged directly to profit or loss.

Share-Based Compensation

Share-based compensation represents the cost related to share-based awards granted to employees. We measure share-based compensation cost at the grant date, based on the estimated fair value of the award. Share-based compensation is recognized for the portion of the award that is ultimately expected to vest, and the cost is amortized on a straight-line basis (net of estimated forfeitures) over the vesting period. Our Company estimates the fair value of stock options using the Black-Scholes valuation model. The cost is recorded in operating costs and operating expenses in the Consolidated Statements of Income (Loss) based on the employees’ respective function.

For shares and stock options granted to non-employees, we measure the fair value of the equity instruments granted at the earlier of the performance commitment date or when the performance is completed.

Retirement Plan and Net Periodic Pension Cost

Under our defined benefit pension plan, net periodic pension cost, which includes service cost, interest cost, expected return on plan assets, amortization of unrecognized net transition obligation and gains or losses on plan assets, is recognized based on an actuarial valuation report. We recognize the funded status of pension plans and non-pension post-retirement benefit plans (retirement-related benefit plans) as an asset or a liability in the Consolidated Balance Sheets.

Under our defined contribution pension plans, net periodic pension cost is recognized as incurred.

Comprehensive Income (Loss)

Comprehensive income (loss) is recorded as a component of equity. Our Company’s comprehensive income (loss) consists of net income or loss, foreign currency translation adjustments, changes in unrealized holding gains and losses on marketable securities, and unrecognized actuarial gains or losses related to our defined benefit pension plan.

Income Taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between financial reporting and tax bases of assets and liabilities. We recognize the tax benefit from the purchase of equipment and technology, research and development expenditures, employee training, and certain equity investments using the flow-through method. Net operating loss carryforwards and investment credits are measured using the enacted tax rate and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount that will more-likely-than-not be realized. In assessing the likelihood of realization, management considers estimates of future taxable income.

In addition, we recognize the financial statement impact of a tax position when it is more-likely-than-not that the position will be sustained upon examination. If the tax position meets the more-likely-than-not recognition threshold, the tax effect is recognized at the largest amount of the benefit that has greater than a 50 percent likelihood of being realized upon ultimate settlement. The interest and penalties are reflected as income tax expense in the Consolidated Financial Statements.

Earnings Per Share

Basic earnings per share is computed by dividing the net income available to common shareholders for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the net income for the period by the weighted average number of common shares and potential common shares outstanding during the period. Potential common shares, composed of incremental common shares issuable upon the exercise of warrants and options in all periods, are included in the computation of diluted earnings per share to the extent such shares are dilutive. Diluted EPS also takes into consideration the effect of dilutive securities issued by subsidiaries. In a period in which a loss is incurred, only the weighted average number of common shares issued and outstanding is used to compute the diluted loss per share, as the inclusion of potential common shares would be anti-dilutive. Therefore, for the years ended December 31, 2011 and 2012, basic and diluted loss per share are the same.

Noncontrolling Interest

Noncontrolling interest in the equity of a subsidiary is accounted for and reported as equity. Changes in our Company’s ownership interest in a subsidiary that do not result in deconsolidation are accounted for as equity transactions. Any retained noncontrolling equity investment upon the deconsolidation of a subsidiary is initially measured at fair value.

Reclassifications

The presentation of certain amounts in our 2011 Consolidated Financial Statements have been reclassified to conform to the presentation in our Consolidated Financial Statements as of and for the year ended December 31, 2012.

Recent Accounting Pronouncements

In February 2013, Accounting Standards Update (“ASU”) guidance was issued related to items reclassified from Accumulated Other Comprehensive Income. The new standard requires either in a single note or parenthetically on the face of the financial statements:(i) the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and (ii) the income statement line items affected by the reclassification. The update is effective for our fiscal year beginning January 1, 2013 with early adoption permitted. We do not expect the updated guidance to have a significant impact on our consolidated financial position, results of operations or cash flows.

In July 2012, the FASB issued updated guidance that simplifies the impairment test for intangible assets not subject to amortization. For its annual and interim impairment test for intangible assets, an entity may first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. This update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. However, early adoption is permitted, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. We adopted the updated guidance for our annual impairment test for intangible assets not subject to amortization in 2012. The adoption of this guidance had no impact on our consolidated financial position, results of operations, or cash flows.

In June 2011, the ASU guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update required certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. We adopted the new guidance and its deferral and opted to present the total of comprehensive income in two separate but consecutive statements. The adoption of this guidance had no impact on our consolidated financial position, results of operations or cash flows.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE

NOTE 2. EARNINGS PER SHARE

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2010	2011	2012
Weighted average number of outstanding shares
Basic	55,834	54,268	50,720
Effect of dilutive securities
Employee share-based compensation	3,457	—	—

Diluted	59,291	54,268	50,720

Options to purchase 1,432 thousand and 1,444 thousand shares of common stock were not included in dilutive securities for the years ended December 31, 2011 and 2012, respectively, as the effect would be anti-dilutive.

VARIABLE-INTEREST ENTITIES	12 Months Ended
Dec. 31, 2012
VARIABLE-INTEREST ENTITIES

NOTE 3. VARIABLE-INTEREST ENTITIES

Shanghai JIDI

In order to comply with foreign ownership restrictions and to hold the necessary licenses required, through June 2012 we operated our Asian online game and service business in the People’s Republic of China (“PRC”) through our VIE, Shanghai JIDI. We had no ownership interest in Shanghai JIDI and relied on a series of contractual arrangements that were intended to give us effective control over Shanghai JIDI. Those contractual arrangements were duly executed and the share pledge agreements were registered with local government authority in compliance with PRC legal requirements. In June 2012, our board of directors approved a plan to dispose of Shanghai JIDI. As a result, Shanghai JIDI’s operations have been accounted for as discontinued operations. (See Note 6, “Divestitures”, for additional information.) Therefore, we still effectively control Shanghai JIDI, and are therefore the primary beneficiary of Shanghai JIDI. Shanghai JIDI was established in December, 2010 and is effectively controlled by us through a series of contractual arrangements. Shanghai JIDI holds an Internet Content Provider (“ICP”) license, an Internet cultural operation license and an Internet publishing license. The financial results of Shanghai JIDI have been included in our consolidated financial statements since January 2011.

For the years ended December 31, 2011 and 2012, total revenues and net loss of Shanghai JIDI (which are included within discontinued operations) were as follows:

(in US$ thousands)	2011	2012
Total revenues	$29	$100

Net loss	$(2,110)	$(888)

Ultra Internet Media, S.A. (“UIM”)

Through the date of our sale of a majority interest in the gaming software and service business to BEG in April 2010, we had a software license and support service contract with UIM to provide Internet software and support services for UIM’s online gaming operations. The contract allowed us to charge UIM a percentage of its gross receipts resulting from UIM’s online gaming operations. The percentage of gross receipts varied depending upon the software and support services provided to UIM. We analyzed our contractual relationships with UIM and determined that we were the primary beneficiary of UIM. As a result of such determination, we had incorporated the financial results of UIM into our Consolidated Financial Statements, even though we did not own any of UIM’s equity. In connection with the sale to BEG, we purchased 100 percent of the ownership in UIM from its shareholders for $400 thousand and adjusted additional paid-in capital and noncontrolling interest by approximately $178 thousand and $(578) thousand, respectively.

For the period from January to March 2010, total revenues and net income of UIM were as follows:

(in US$ thousands)	2010
Total revenues	$25,820

Net income	$1,514

T2CN Holding Limited (“T2CN”)

Pursuant to various agreements entered into among Shanghai T2 Entertainment Co., (“T2 Entertainment”), T2 Information Technology (Shanghai) Co., Ltd. (“T2 Technology”) and the equity interest owners of T2 Entertainment, until June 30, 2010, T2CN, through its wholly owned subsidiary T2 Technology, had effective control over T2 Entertainment and was considered the primary beneficiary of T2 Entertainment. T2 Entertainment was established to hold the necessary licenses required for the operation of our Asian online game and services business in the PRC. Accordingly, from the date that we consolidated T2CN through July 1, 2010, the date we deconsolidated T2CN (See Note 5, “Deconsolidation”, for additional information), the financial results of T2 Entertainment were included in our Consolidated Financial Statements.

Pursuant to various agreements entered into among Shanghai T2 Advertisement Co., Ltd. (“T2 Advertisement”), T2 Technology and the equity interest owners of T2 Advertisement, until June 30, 2010, T2CN, through its wholly owned subsidiary T2 Technology, had effective control over T2 Advertisement and was considered the primary beneficiary of T2 Advertisement. T2 Advertisement was established to hold the necessary licenses required for the operation of our Asian online game related advertisement services in the PRC. Accordingly, from the date that we consolidated T2CN through July 1, 2010, the date we deconsolidated T2CN (See Note 5, “Deconsolidation”, for additional information), the financial results of T2 Advertisement were included in our Consolidated Financial Statements.

T2 Technology also entered into various agreements with Shanghai Jinyou Network & Technology Co., Ltd. (“Jinyou”) and the equity interest owners of Jinyou. Until June 30, 2010, T2CN, through its wholly owned subsidiary T2 Technology, had effective control over Jinyou and was considered the primary beneficiary of Jinyou. In September 2008, Jinyou acquired an ICP license required for the operation of our Asian online game and services business in the PRC and the agreements entered into by and among T2 Technology, Jinyou and the equity interest owners of Jinyou became effective. Accordingly, the financial results of Jinyou were included in our Consolidated Financial Statements starting from September 2008 through July 1, 2010.

T2 Technology, J-Town Information (Shanghai) Co., Ltd. (“J-Town”), T2 Entertainment, T2 Advertisement and Jinyou are hereby collectively referred to as “T2CN Operating Entities”.

As a result of a dispute that arose in July 2010 with T2CN’s former Chief Executive Officer, we had been prevented from obtaining the financial information necessary to report the financial results of T2CN, and we had effectively lost control over T2CN’s financial reporting process. Therefore, we deconsolidated T2CN’s financial results with effect from July 1, 2010. As a result, we also ceased treating T2 Entertainment, T2 Advertisement and Jinyou as our variable-interest entities. (See Note 5, “Deconsolidation”, for additional information.)

The net assets, total assets and total liabilities in the aggregate of T2 Entertainment, T2 Advertisement and Jinyou were approximately $2.5 million, $20.9 million and $18.4 million, respectively, as of July 1, 2010 (the date of deconsolidation). For the period from January to June 2010, total revenues and net income in the aggregate of T2 Entertainment, T2 Advertisement and Jinyou recorded in our Consolidated Financial Statements were as follows:

(in US$ thousands)	2010
Total revenues	$10,126

Net income	$834

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS

NOTE 4. ACQUISITIONS

IAHGames

In July 2010, we began consolidating Infocomm Asia Holdings Pte Ltd. (“IAHGames”), an online game operator, publisher and distributor in Southeast Asia. We acquired IAHGames in order to enhance our position in the online game market in Southeast Asia and strengthen our online entertainment product portfolio. This primary factor among others, contributed to a purchase price in excess of the fair market value of the net tangible assets and intangible assets acquired.

As of December 31, 2011, we owned 5,982,230 Class A preferred shares and 1,208,881 Class B preferred shares of IAHGames, which represented a controlling financial interest of 80 percent of the total outstanding voting rights of IAHGames.

In July 2012, we entered into agreements to sell a 60 percent ownership in IAHGames, together with the sale of a 100 percent ownership in Spring Asia Limited (“Spring Asia”), which has a 30 percent interest in Game First International Corporation (“GFI”). We retained a 20 percent ownership in IAHGames. Upon the closing of the agreements, we deconsolidated the results of IAHGames’ operations and began accounting for our remaining 20 percent interest under the equity method. (See Note 6, “Divestitures” and Note 29, “Subsequent Event”, for additional information.)

The following unaudited pro-forma information presents a summary of the results of operations of our Company for the year ended December 31, 2010 as if we controlled 80 percent of the total outstanding voting rights of IAHGames and consolidated IAHGames as of the beginning of the period presented:

2010
(in US$ thousands, except per share figures)	Unaudited
Net revenue	$69,403
Loss from operations	(50,378)
Net loss	(1,570)
Net income attributable to GigaMedia	255
Basic earnings per share attributable to GigaMedia	0.00
Diluted earnings per share attributable to GigaMedia	0.00

The unaudited pro-forma supplemental information is based on estimates and assumptions, which we believe are reasonable; they are not necessarily indicative of the consolidated financial position or results of operations in future periods or the results that actually would have been realized had we been a consolidated company during all of 2010. The above unaudited pro-forma financial information includes adjustments for the amortization of identified intangible assets with definite lives.

Monsoon

We, through IAHGames, made an equity investment in Monsoon Online Pte Ltd. (“Monsoon”), an operator and distributor of online games in Southeast Asia, in connection with our acquisition of a controlling financial interest in IAHGames with effect from July 1, 2010. In connection with a strategic alliance, Monsoon entered into various agreements with a game licensor to distribute selected games in Southeast Asia (collectively referred to as the “Distribution Partnership”). Although IAHGames owns 100 percent of the common stock of Monsoon, we decided not to consolidate Monsoon at the time of the acquisition as the game licensor had substantive participating rights in Monsoon’s business operations pursuant to Monsoon’s management agreement. In September 2011, IAHGames, Monsoon and the game licensor entered into an agreement whereby all parties agreed to terminate early Monsoon’s management agreement and other agreements with the game licensor which had granted the licensor the abovementioned substantive participating rights in connection with Monsoon. The agreement was effective from August 31, 2011. Starting from September 1, 2011, IAHGames had effective control over Monsoon and therefore has consolidated Monsoon since that date.

The agreement was effective from the third quarter of 2011. In January 2012, IAHGames’ and Monsoon’s commitments under the Distribution Partnership with the game licensor were fully terminated. The execution and closing of this agreement resulted in the following significant financial statement impacts in our Consolidated Financial Statements:

(in US$ thousands)	2011
Gain on cancellation of warrant liabilities	$665
Gain on reversal of impairment of prepaid expenses	1,347

Recovery of loss on termination of third-party contract	$2,012

DECONSOLIDATION	12 Months Ended
Dec. 31, 2012
DECONSOLIDATION

NOTE 5. DECONSOLIDATION

In June 2007, we began consolidating T2CN, an operator and provider of online sports games in the PRC. As of December 31, 2010 and December 13, 2011, we owned 43,633,681 common shares of T2CN, which represented an ownership interest of 67.09 percent of the total outstanding voting rights of T2CN. We disposed of all of our ownership interest in T2CN in December 2011 through sale to a third party.

As a result of a dispute with T2CN’s former Chief Executive Officer arising in July 2010, GigaMedia was prevented from obtaining access to the assets and financial information of the entities held by T2CN. Therefore, we effectively lost control over T2CN’s financial reporting process of that time. In spite of owning 67.09 percent of T2CN’s common stock, we deconsolidated T2CN’s results with effect from July 1, 2010. The following is a breakdown of our retained investment at the date of deconsolidation:

(in US$ thousands)	Amount
Cash	$12,903
Other current assets	1,266
Fixed assets / non-current assets	1,679
Prepaid licensing and royalty	5,339
Intangible assets	1,098

Total assets of T2CN	22,285
Total liabilities of T2CN	(12,331)

Net equity of T2CN	9,954
Noncontrolling interest	(3,276)
Goodwill acquired	17,500
Advances to T2CN Operating Entities	1,405

$25,583

In connection with our year-end financial reporting process, we were required to perform an impairment analysis for our investment in and advances to T2CN Operating Entities as of December 31, 2010. Given we had been prevented from obtaining the financial information necessary to report the financial results of T2CN, and we had effectively lost control over a majority of T2CN’s assets and its financial reporting process, we decided to completely write-off both our Company’s investment in and its advances to T2CN Operating Entities in order to properly reflect GigaMedia’s financial position as of December 31, 2010. The impairment charges recorded for the investment and the advances in 2010 were approximately $22.2 million (after removing the other comprehensive income component of equity related to T2CN from our Company’s balance sheet) and approximately $1.4 million, respectively.

On December 2, 2011, we entered into an agreement with Hornfull Limited, and Hangzhou NewMargin Ventures Co. Ltd. (“Hangzhou NewMargin”) whereby we agreed to sell all of our ownership interest in T2CN to Hornfull Limited, and Hangzhou NewMargin agreed to guarantee the payment and performance of Hornfull Limited under the agreement. On December 14, 2011, the parties completed the sale and purchase of the T2CN shares. Pursuant to the agreement, we sold all of our ownership interest in T2CN to Hornfull Limited in exchange for a cash payment of $4.7 million, resulting in a gain of $4.7 million being recorded in 2011. Hornfull Limited also reimbursed us $790 thousand in cash for legal fees incurred by us in connection with the T2CN dispute.

DIVESTITURES	12 Months Ended
Dec. 31, 2012
DIVESTITURES

NOTE 6. DIVESTITURES

IAHGames

In July 2012, we entered into agreements to sell 100 percent of the shares of Spring Asia, an investment holding company which owns 30 percent of the shares of GFI, to IAHGames, as well as a 60 percent ownership in IAHGames (with a 20 percent ownership of IAHGames retained by us) to IAHGames’ management and Management Capital International Limited (“MCIL”), a British Virgin Islands company owned by IAHGames’ management.

In consideration for the sale of IAHGames and Spring Asia, we are to receive $3 million in cash. The consideration is to be collected in four equal installments, with the first due upon closing, the second due in October 2012, the third due in January 2013 and the fourth due in April 2013. The payments are collateralized by the shares of Spring Asia and are only released from the escrow in proportion to the payment made upon each installment. The first installment of $750 thousand was received upon the closing on August 15, 2012. However, the buyer has defaulted on the remaining three installments. We have provided IAHGames sufficient payment demand notices, and also granted the buyer a 90-day curing period for each defaulted payment following the due dates for each of the respective installments. Additionally, we have also provided notices upon the expiration of each of the 90-day curing period of our intention to enforce repossession rights on the proportionate shares held by the escrow agent. The curing period of the last installment will expire on July 2, 2013. (See Note 29, “Subsequent Event”, for additional information.)

Our Company accounted for the deconsolidation of and the retained noncontrolling investment in IAHGames in August 2012 at fair value. Considering the uncertainty as to the collectability of the remaining three installments, we deferred the disposal gain of $211 thousand against the consideration installments receivable of $2,250 thousand as of December 31, 2012. The deferred gain is measured as the difference between:

(In US$ thousand)	Amount
The fair value of consideration received and receivable, net of any transaction costs, plus	$3,000
The fair value of the 20% retained noncontrolling investment in IAH at the date of deconsolidation	—

3,000

The carrying amount (credit balance) of IAHGames at the date of deconsolidation	(14,536)
Net receivables due to GigaMedia from IAHGames waived upon the closing of the sale	17,542
Other comprehensive income component of equity related to IAHGames at the date of the deconsolidation	(217)

2,789

Deferred gain on deconsolidation of IAH	$211

JIDI Network Technology (Shanghai) Co., Ltd. (“JIDI”)

In June 2012, our board of directors approved a plan to liquidate and dissolve JIDI, a wholly-owned subsidiary, and Shanghai JIDI, a VIE controlled through a series of contractual arrangements.

Results for JIDI and Shanghai JIDI operations are reported as discontinued operations for all periods presented. The carrying amounts of the remaining assets and liabilities of JIDI and Shanghai JIDI were not significant to our Consolidated Financial Statements as of December 31, 2012, and we recorded a loss of approximately $588 thousand in connection with the disposal of property, plant and equipment, which is included within discontinued operations. Summarized selected financial information for discontinued operations of JIDI and Shanghai JIDI are as follows:

(in US$ thousands)	2011	2012
Revenue	$29	$100

Loss from discontinued operations before tax	$(4,240)	$(2,521)
Income tax expense	—	—

Loss from discontinued operations	$(4,240)	$(2,521)

Gaming software and service business

On December 15, 2009, we entered into an agreement with BEG to sell 60 percent of substantially all of the assets and liabilities of our gaming software and service business for approximately $100 million in cash, subject to certain adjustments. The closing of the sale occurred on April 8, 2010. The sale resulted in the recognition of a gain of $79.1 million, net of transaction costs. The sale of the remaining 40 percent was subject to a put and call mechanism in place between GigaMedia and BEG, as defined in the agreement. GigaMedia had the option to put all or part of its remaining 40 percent to BEG in each of 2013, 2014, and 2015 at a value considering all relevant facts and circumstances after the end of each year. If the put option owned by GigaMedia was not fully exercised, BEG would have the option to call the remaining interest held by GigaMedia in each of 2015 and 2016.

We deconsolidated the gaming software and service business and recognized a gain when we completed the sale of 60 percent of substantially all of the assets and liabilities to BEG on April 8, 2010, the date on which our Company ceased to have a controlling financial interest. The remaining ownership we retained in the gaming software and service business, a 40 percent, later diluted to 33.66 percent interest had been accounted for under the equity method accounting from April 2010 to July 2012, when we entered into another agreement with BEG to sell our remaining ownership interest in the gaming software and service business for a consideration of $1.7 million. Of this consideration, $985 thousand was paid to us in cash, while the remainder related to the extinguishment of a 2009 tax liability. The closing of the sale occurred in August 2012. The sale resulted in the recognition of a gain of $2.5 million, net of transaction costs.

Our Company accounted for the deconsolidation of the gaming software and service business in 2010 at fair value and recognized a gain of $79.1 million measured as the difference between:

(In US$ thousands)	2010
The fair value of any consideration received, including purchase price adjustments, net of any transaction costs	$82,984
The fair value of the 40% retained noncontrolling investment in the gaming software and service business at the date the business was deconsolidated	54,240
Less : The carrying amount of the gaming software and service business at the date of the deconsolidation	(58,084)

Gain on deconsolidation of the gaming software and services business	$79,140

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL

NOTE 7. GOODWILL

The following table summarizes the changes to our Company’s goodwill:

(In US$ thousands)	2010	2011	2012
Balance at beginning of year	$44,417	$39,493	$28,437
Acquisition - IAHGames (Note 4) and OneNet	12,188	1,049	—
Impairment charge - T2CN, IAHGames, OneNet and FunTown (Notes 5 and 10)	(19,755)	(5,097)	(12,489)
Reversal of contingent payment of minimum guarantee under licensing agreement	—	(5,885)	—
Translation adjustment	2,643	(1,123)	986

Balance at end of year	$39,493	$28,437	$16,934

INTANGIBLE ASSETS - NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS - NET

NOTE 8. INTANGIBLE ASSETS - NET

The following table summarizes our Company’s intangible assets, by major asset class:

	December 31, 2012
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
Finite-lived intangible assets
Completed technology	$2,603	$2,603	$—
Capitalized software development cost	3,480	1,414	2,066
Customer relationships	6,274	4,880	1,394
Other	137	133	4

	12,494	9,030	3,464

Indefinite-lived intangible assets
Trade name and trademark	12,211	—	12,211

	$24,705	$9,030	$15,675

	December 31, 2011
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
Finite-lived intangible assets
Completed technology	$2,497	$2,140	$357
Capitalized software development cost	7,525	6,112	1,413
Customer relationships	6,017	4,011	2,006
Other	206	159	47

	16,245	12,422	3,823

Indefinite-lived intangible assets
Trade name and trademark	11,711	—	11,711

	$27,956	$12,422	$15,534

The finite-lived intangible assets are amortized over their estimated useful lives ranging from 3 to 9 years, with the overall weighted-average life of 5.5 years.

For the years ended December 31, 2010, 2011 and 2012, total amortization expense of intangible assets were $2.7 million, $2.3 million and $2.2 million, respectively, which includes amortization of capitalized software development costs of $1.5 million, $962 thousand and $1.1 million. As of December 31, 2012, based on the current amount of intangibles subject to amortization, the estimated amortization expense for each of the following years is as follows:

(In US$ thousands)	Amount
2013	$1,389
2014	1,386
2015	689

$3,464

PREPAID LICENSING AND ROYALTY FEES	12 Months Ended
Dec. 31, 2012
PREPAID LICENSING AND ROYALTY FEES

NOTE 9. PREPAID LICENSING AND ROYALTY FEES

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$5,557	$4,214	$7,103
Net operating additions	3,855	3,379	2,395
Acquisition - IAHGames and OneNet	1,011	129	—
Deconsolidation (Note 5) - T2CN and IAHGames	(5,339)	—	(152)
Impairment charges (Note 10)	(870)	(247)	(702)
Impairment charges (Note 10) recorded in loss from discontinued operations	—	(372)	—

Balance at end of year	$4,214	$7,103	$8,644

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

The accounting framework for determining fair value includes a hierarchy for ranking the quality and reliability of the information used to measure fair value, which enables the reader of the financial statements to assess the inputs used to develop those measurements. The fair value hierarchy consists of three tiers as follows: Level 1, defined as quoted market prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than Level 1 that are observable, either directly or indirectly, such as quoted market prices for similar assets or liabilities, quoted prices in markets that are not active, model-based valuation techniques for which all significant assumptions are observable in the market, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and Level 3, defined as unobservable inputs that are not corroborated by market data.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Our Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis (at least annually) into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below.

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Year Ended December 31, 2012
Assets
Cash equivalents - time deposits	$—	$1,514	$—	$1,514
Marketable securities - current
Equity securities	17,773	—	—	17,773
Marketable securities - noncurrent
Debt securities	—	—	2,727	2,727
Equity securities	—	—	1,565	1,565

	$17,773	$1,514	$4,292	$23,579

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Year Ended December 31, 2011
Assets
Cash equivalents - time deposits	$—	$6,631	$—	$6,631
Marketable securities - current
Equity securities	42,347	—	—	42,347
Marketable securities - noncurrent
Debt securities	—	—	5,454	5,454
Equity securities	—	1,630	—	1,630

	$42,347	$8,261	$5,454	$56,062

Level 1 and 2 measurements:

Cash equivalents – time deposits are convertible into a known amount of cash and are subject to an insignificant risk of change in value. Certain marketable securities are valued using a market approach based on the quoted market prices of identical instruments when available, or other observable inputs such as trading prices of identical instruments in inactive markets. The fair value of the marketable equity securities that have publicly quoted trading prices are valued using those observable prices, unless adjustments are required to available observable inputs.

In 2010, 2011 and 2012, we recorded unrealized gains (losses) of $21.8 million, $16.2 million and $(24.0) million, respectively, on marketable securities, which are included in other comprehensive income

Level 3 measurements:

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2011 and 2012, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	Marketable Securities - Debt and Equity Securities
	2011	2012
Balance at beginning of year	$5,454	$5,454
Total gains or (losses) (realized/unrealized) included in earnings	—	(493)
Purchase	—	—
Sale	—	(2,727)
Transfer into Level 3	—	2,058

Balance at end of year	$5,454	$4,292

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$493

The fair values of the marketable debt and equity securities are derived using a discounted cash flow method using unobservable inputs. The discounted cash flow method incorporates adjusted available market discount rate information and our Company’s estimates of liquidity risk, and other cash flow model related assumptions.

In 2010, 2011 and 2012, we recognized other-than-temporary impairments of $4.5 million, $0 and $493 thousand, respectively, related to marketable debt and equity securities, which is included in non-operating expenses within “impairment loss on marketable securities and investments” in the Consolidated Statements of Income (Loss).

For liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3) during 2011, a reconciliation of the beginning and ending balances are presented as follows (there were none during 2012):

(in US$ thousands)	Other liabilities - Warrant Derivative
2011
Balance at beginning of year	$665
Total (gains) or losses (realized/unrealized) included in earnings	(665)
Purchase	—

Balance at end of year	$—

The amount of total (gains) or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at the reporting date.	$—

IAHGames had warrants outstanding in which the holder could purchase an aggregate of 15 percent of IAHGames’ common stock, on a fully diluted basis, at an exercise price of $3.40 per warrant share subject GigaMedia’s share of loss to certain adjustments in accordance with the warrant agreement. The warrants expired upon the expiration of certain game licenses or in certain circumstances in accordance with the warrant agreement. In 2010, we recognized a gain of approximately $2.6 million related to the revaluation of the warrants, which is included in non-operating income (expenses) within “gain on fair value changes of warrant derivative” in the Consolidated Statements of Income (Loss).

As a part of the early termination of the management agreement related to Monsoon (please refer to Note 4, “Acquisition”), all the warrants outstanding were cancelled. As a result, we recognized a gain of $665 thousand upon cancellation of the warrants in 2011.

Financial instruments:

The carrying amounts of our Company’s cash, accounts receivable, restricted cash, accounts payable, and short-term debt approximate fair value due to their short-term maturities. The fair value of amounts due to and from related parties is not practicable to estimate due to the related party nature of the underlying transactions.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis include measuring impairment when required for long-lived assets. For GigaMedia, long-lived assets measured at fair value on a nonrecurring basis include investments accounted for under the equity method and cost method, property, plant, and equipment, intangible assets, prepaid licensing and royalty fees, and goodwill.

Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2011 and 2012 are summarized as below:

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2012	Total Impairment Losses
(a) Investments - Cost-method	$—	$—	$—	$—	$700
(b) Goodwill - Resulting from acquisition of FunTown	—	—	16,934	16,934	12,489
(c) Intangible assets - Capitalized software cost	—	—	—	—	15
(d) Prepaid licensing and royalty fees	—	—	—	—	702

Total	$—	$—	$16,934	$16,934	$13,906

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2011	Total Impairment Losses
(a) Investments - Cost-method	$—	$—	$700	$700	$679
(a) Investments - Equity-method	—	—	2,500	2,500	12,648
(b) Goodwill - Resulting from acquisition of IAH and OneNet	—	—	—	—	5,097
(c) Intangible assets - Capitalized software cost	—	—	—	—	40
(c) Intangible assets - Favorable lease right	—	—	—	—	2,543
(d) Prepaid licensing and royalty fees	—	—	—	—	619

Total	$—	$—	$3,200	$3,200	$21,626

(a) Impairment losses on certain cost method and equity method investments which were determined to be impaired:

In 2011, certain cost method investments with carrying amounts of $1.4 million were written down to their estimated fair value of $700 thousand, resulting in an impairment charge of $679 thousand, and an equity method investment with a carrying amount of $15.1 million was written down to its estimated fair value of $2.5 million, resulting in an impairment charge of $12.6 million. In 2012, certain cost method investments were fully written down, resulting in an impairment charge of $700 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the Consolidated Statements of Income (Loss).

Cost method and equity method investments are measured at fair value on a nonrecurring basis when declines in fair value are determined to be other-than-temporary, using other observable inputs such as trading prices of similar classes of the stock or using discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk.

(b) Impairment losses on goodwill which was determined to be impaired:

Goodwill from the acquisition of FunTown, which constitutes our Asian online game and service business, was written down to its estimated fair value of $16.9 million as of December 31, 2012, resulting in an impairment charge of $12.5 million in the fourth quarter 2012, which is included within operating expenses in the Consolidated Statements of Income (Loss). As a result of the slowdown in the PC-based online game market and our repositioning of FunTown to focus on market growth in browser/mobile games in the multi-platform market, we estimated that the fair value of our Asian online game and service business had decreased and, as a result, impaired the goodwill related to FunTown as of December 31, 2012. The impairment charge was determined by our estimates of future cash flows from the FunTown business which have been reduced due our change in strategic focus to self-developed casual games versus licensed MMOs (massive multiplayer online games) and the slowdown in the PC-based online games market where we are currently positioned, indicating that the original carrying amount of the goodwill from the acquisition of FunTown could not be fully recovered as of December 31, 2012.

Goodwill from the acquisition of IAHGames was fully written down to $0 as of December 31, 2011, resulting in an impairment charge of $4.0 million in 2011, which is included within operating expenses in the Consolidated Statements of Income (Loss). The impairment charges resulted as our estimates of future cash flows for IAHGames’ business had been reduced due to lower than expected operating performance results in 2011, indicating that the carrying amount of the goodwill from the acquisition of IAHGames could not be fully recovered as of December 31, 2011.

Goodwill from the acquisition of OneNet Co., Ltd. (“OneNet”) was fully written down to $0 as of December 31, 2011, resulting in an impairment charge of $1.0 million in 2011, which is included within operating expenses in the Consolidated Statements of Income (Loss). The impairment charge resulted as our estimates of future cash flows for OneNet’s business had been reduced due to lower than expected operating performance results in 2011, indicating that the carrying amount of the goodwill from the acquisition of OneNet could not be fully recovered as of December 31, 2011.

Goodwill is valued on a nonrecurring basis when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk and other cash flow model related assumptions.

(c) Impairment losses on certain intangible assets which were determined to be impaired:

In 2011 and 2012, certain capitalized software development costs were fully written down, resulting in impairment charges of $40 thousand and $15 thousand, respectively, included in operating expenses within “impairment loss on intangible assets” in the Consolidated Statements of Income (Loss). The impairment charges for the capitalized software costs were the result of certain projects within our Asian online game and service business that we ceased further development on, and as a result, we recorded a full impairment of the carrying value of the assets related to these projects.

As of December 31, 2011, a favorable lease right resulting from the acquisition of IAHGames with a carrying amount of $2.5 million was fully written down, resulting in an impairment charge of $2.5 million. This impairment is included in operating expenses within “impairment loss on intangible assets” in the Consolidated Statements of Income (Loss). The impairment charges resulted as our estimates of future cash flows related to the favorable lease right were reduced to lower than originally expected, which indicated that the carrying amount of these intangible assets could not be recovered as of December 31, 2011.

(d) Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:

In 2011 and 2012, certain prepaid licensing and royalty fees were fully written down, resulting in impairment charges of $619 and $702 thousand, respectively. This impairment is included in operating expenses in the Consolidated Statements of Income (Loss). The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are valued on a nonrecurring basis when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.

CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS

NOTE 11. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2011	2012
Cash and savings accounts	$57,366	$61,217
Time deposits	6,631	1,514

	$63,997	$62,731

We maintain cash and cash equivalents in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2011	2012
Taiwan	$45,098	$59,195
Hong Kong	4,467	2,809
PRC	6,759	626
Malaysia	100	100
Korea	6,260	—
Singapore	1,105	—
Thailand	113	—
Others	95	1

	$63,997	$62,731

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES

NOTE 12. MARKETABLE SECURITIES – CURRENT

Marketable securities – current consist of the following:

	December 31
(in US$ thousands)	2011	2012
Available-for-sale securities:
Equity securities	$42,347	$17,773

All of our Company’s marketable securities – current are classified as available-for-sale. As of December 31, 2011 and 2012, the balances of unrealized gains for marketable securities - current were $38.8 million and $14.4 million, respectively. During 2010, 2011 and 2012, realized gains from the disposal of marketable securities - current amounted to $0, $535 thousand, and $2.3 million, respectively. The costs for calculating gains on disposal were based on each security’s average cost.

Noncurrent Assets
MARKETABLE SECURITIES

NOTE 15. MARKETABLE SECURITIES – NONCURRENT

Marketable securities – noncurrent consist of the following:

	December 31
(in US$ thousands)	2011	2012
Available-for-sale securities
Debt securities	$5,454	$2,727
Equity securities	1,630	1,565

	$7,084	$4,292

Our Company’s marketable securities - noncurrent are invested in convertible preferred shares and publicly-traded common shares and are classified as available-for-sale securities.

The preferred shares are convertible into common shares on 1:1 basis, subject to certain adjustments, and shall be automatically converted upon certain conditions outlined in the agreements. The convertible preferred shares are all redeemable based upon certain agreed-upon conditions.

The embedded conversion options of the convertible preferred shares do not meet the definition of derivative instruments defined in the FASB accounting standards codification and therefore are not bifurcated from the preferred share investment.

We have also considered and determined whether our investments in preferred shares are in-substance common shares which should be accounted for under the equity method. Given that our convertible preferred shares have substantive redemption rights and thus do not meet the criteria of in-substance common shares, we have accounted for them as debt securities in accordance with the guidance issued by FASB Accounting Standards Codification.

During 2010, 2011 and 2012, realized gains from the disposal of marketable securities — non-current amounted to $0, $5.8 million and $3.4 million, respectively. Gains on disposal were based on the security’s average cost. In December 2011, our Board of Directors authorized management to dispose of a majority of our equity securities in the first half of 2012. Accordingly, we reclassified those marketable securities as current as of December 31, 2011. In 2012 we disposed of 74 thousand shares, or 6.07 percent, of such marketable securities (valued at $2.5 million as of the time of sale) with realized gains of $2.3 million. Due to the downturn in global economy and the securities market in 2012, all of the sales were not completed, and therefore were re-authorized to proceed in 2013. (See Note 12, “Marketable Securities – Current”, for additional information.)

ACCOUNTS RECEIVABLE - NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE - NET

NOTE 13. ACCOUNTS RECEIVABLE – NET

Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2011	2012
Accounts receivable	$9,045	$2,959
Less: Allowance for doubful accounts	(2,594)	(130)

	$6,451	$2,829

The following is a reconciliation of changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2010, 2011 and 2012:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$200	$842	$2,594
Additions: Provision for bad debt expense	156	1,820	169
Less: Write-offs	(219)	(61)	(269)
Acquisiton - IAHGames	691	—	—
Deconsolidation - IAHGames	—	—	(2,370)
Translation adjustment	14	(7)	6

Balance at end of year	$842	$2,594	$130

OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS

NOTE 14. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31
(in US$ thousands)	2011	2012
Loans receivable - current	$5,666	$3,437
Less: Allowance for loans receivable - current	(5,057)	(3,437)
Deferred income tax assets - current, net (Note 25)	759	840
Other	183	161

	$1,551	$1,001

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2010, 2011 and 2012:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$3,574	$5,057	$5,057
Additions: Provision for bad debt expenses	1,483	—	—
Less: Writes-offs	—	—	(1,620)

Balance at end of year	$5,057	$5,057	$3,437

As of the date of our deconsolidation of T2CN in July 2010, we had $1.4 million of loans receivable outstanding. As a result of the ongoing dispute, we do not expect to collect these outstanding loans due from T2CN. Therefore, we recognized a full provision for the loans of $1.4 million in 2010. (See Note 5, “Deconsolidation” for additional information.)

INVESTMENTS	12 Months Ended
Dec. 31, 2012
INVESTMENTS

NOTE 16. INVESTMENTS

Investments consist of the following:

	December 31
(in US$ thousands)	2011	2012
Investments accounted for under the equity method	$7,615	$5,223
Investments accounted for under the cost method	700	—

	$8,315	$5,223

Our Company’s investments in companies that are accounted for under the equity method of accounting primarily consist of the following: (a) through July 31, 2012, a 40 percent, later diluted to 33.66 percent interest in Mangas Everest S.A.S. (“Mangas Everest”), which is engaged in the gaming software and service business (See Note 6 “Divestitures” for additional information); (b) through August 15, 2012, a 30 percent interest in Game First International Corporation (“GFI”), an operator and distributor of online games in Taiwan (See Note 6 “Divestitures” for additional information); (c) through August 31, 2011, a 100 percent interest in Monsoon Online Pte Ltd. (“Monsoon”), an operator and distributor of online games in Southeast Asia; and (d) an 18 percent interest in East Gate Media Contents & Technology Fund (“East Gate”), a Korean Fund that invests in online game businesses and films. The investments in these companies amounted to $7.6 million and $5.2 million as of December 31, 2011 and 2012, respectively.

As of December 31, 2011, our share of the underlying net assets of Mangas Everest exceeded the carrying value of its investment by $9.3 million. The excess results from the difference between the fair value we assigned to the 40 percent retained interest in Mangas Everest at the date the business was deconsolidated, compared to 40 percent of the total fair value of Mangas Everest as determined by BEG, the purchaser of the 60 percent interest.

From the date of our sale of a 60 percent interest in our online gaming software and service business in 2010 through July 31, 2012 when we sold the remaining 33.66 percent interest to BEG, we recognized our share of losses in Mangas Everest under the equity method of accounting which totaled $9.8 million, $49.7 million and $0 in 2010, 2011 and 2012, respectively, which resulted in a negative investment balance as of December 31, 2011 and July 31, 2012. In accordance with the FASB codification, we charged this negative investment balance against the loan receivable that Mangas Everest had outstanding to us as of December 31, 2011 and July 31, 2012. (See Note 26, “Related Party Transactions”, for additional information.)

We, through IAHGames, made an equity investment in Monsoon in connection with our acquisition of a controlling financial interest in IAHGames. Although IAHGames owns 100 percent of the common stock of Monsoon, prior to September 2011 we determined that Monsoon could not be consolidated by IAHGames due to the substantive participating rights that the game licensor had in Monsoon pursuant to Monsoon’s management agreement. From the date of our acquisition of IAHGames through August 31, 2011, we recognized our share of gains (losses) under the equity method of accounting which totaled $(12.6) million and $230 thousand in 2010 and 2011, respectively, which resulted in a negative investment balance. In accordance with the FASB codification, we charged this negative investment balance against the loan receivable that Monsoon had outstanding to us as of December 31, 2010 and August 31, 2011. (See Note 26, “Related Party Transactions”, for additional information.)

In September 2011, IAHGames, Monsoon and the game licensor entered a transition agreement to early terminate the previous agreement in which the abovementioned substantive participating rights were granted, effective August 31, 2011, and thus restored IAHGames’ full control in Monsoon. Therefore, starting September 1, 2011, we consolidated Monsoon. (See Note 4, “Acquisition”, for additional information.)

Our Company has an 18 percent interest in East Gate, a Korean Limited Partnership. We account for this limited partnership investment under the equity method accounting in accordance with the FASB codification as our interest is not considered to be minor. We have influence over partnership operating and financial policies based on the terms of the partnership agreement.

SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BORROWINGS

NOTE 17. SHORT-TERM BORROWINGS

As of December 31, 2011 and 2012, short-term borrowings totaled $11.8 million and $7.7 million, respectively. These amounts were borrowed from certain financial institutions. The annual interest rates on these borrowings ranged from 1.30 percent to 7.54 percent for 2011, and was 1.42 percent for 2012. The maturity dates fell in late January 2012 as of December 31, 2011 and in mid-January 2013 as of December 31, 2012. As of December 31, 2011 and 2012, the weighted-average interest rate on total short-term borrowings was 2.87 percent and 1.42 percent, respectively.

As of December 31, 2012, the total amount of unused lines of credit available for borrowing under these agreements was approximately $6.9 million.

During the period from January 2013 to March 2013, we repaid certain short-term borrowings totaling $22.9 million, and renewed short-term borrowing agreements totaling $22.9 million.

We pledged certain time deposits, land, and buildings as collateral for borrowings from certain financial institutions. The total value of collateral amounted to $4.2 million and $0 as of December 31, 2011 and 2012, respectively, in which time deposits pledged are recorded as restricted cash totaling $3 million and $0 as of December 31, 2011 and 2012, respectively.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES

NOTE 18. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2011	2012
Accrued advertising expenses	$717	$696
Accrued royalties	1,269	967
Accrued professional fees	3,263	1,319
Purchase price adjustment accrual to BEG	2,326	—
Other	3,059	2,200

	$10,634	$5,182

OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES

NOTE 19. OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	December 31
(in US$ thousands)	2011	2012
Deferred revenue	$4,319	$3,174
Income taxes payable	4,251	3,588
Other	749	398

	$9,319	$7,160

PENSION BENEFITS	12 Months Ended
Dec. 31, 2012
PENSION BENEFITS

NOTE 20. PENSION BENEFITS

Our Company and our subsidiaries have defined benefit and defined contribution pension plans that cover substantially all of our employees.

Defined Benefit Pension Plan

We have a defined benefit pension plan in accordance with the Labor Standards Law of the Republic of China (R.O.C.) for our employees located in Taiwan, covering substantially all full-time employees for services provided prior to July 1, 2005, and employees who have elected to remain in the defined benefit pension plan subsequent to the enactment of the Labor Pension Act on July 1, 2005. Under the defined benefit pension plan, employees are entitled to a lump sum retirement benefit upon retirement equivalent to the aggregate of 2 months’ pensionable salary for each of the first 15 years of service and 1 month’s pensionable salary for each year of service thereafter subject to a maximum of 45 months’ pensionable salary. The pensionable salary is the monthly average salary or wage of the final six months prior to approved retirement.

We use a December 31 measurement date for our defined benefit pension plan. As of December 31, 2011 and 2012, the accumulated benefit obligation amounted to $169 thousand and $429 thousand, respectively, and the funded status of accrued pension liability (prepaid pension) amounted to $(68) thousand (recorded in other long-term assets for $239 thousand and accrued pension liabilities for $171 thousand) and $281 thousand, respectively. The fair value of plan assets amounted to $263 thousand and $291 thousand as of December 31, 2011 and 2012, respectively. The accumulated other comprehensive income amounted to $308 thousand and $2 thousand as of December 31, 2011 and 2012, respectively. The net periodic benefit cost (income) for 2010, 2011 and 2012 amounted to $12 thousand, $(18) thousand and $30 thousand, respectively.

We have contributed an amount equal to 2 percent of the salaries and wages paid to all qualified employees located in Taiwan to a pension fund (the “Fund”). The Fund is administered by a pension fund monitoring committee (the “Committee”) and deposited in the Committee’s name in the Bank of Taiwan. Our Company makes pension payments from our account in the Fund unless the Fund is insufficient, in which case we make payments from internal funds as payments become due. We seek to maintain a normal, highly liquid working capital balance to ensure payments are made timely.

We expect to make a contribution of $8 thousand to the Fund in 2013. We do not expect to make any benefit payments through 2020.

Defined Contribution Pension Plans

We have provided defined contribution plans for employees located in Taiwan, the PRC, Hong Kong and Singapore. Contributions to the plans are expensed as incurred.

Taiwan

Pursuant to the new “Labor Pension Act” enacted on July 1, 2005, our Company has a defined contribution pension plan for our employees located in Taiwan. For eligible employees who elect to participate in the defined contribution pension plan, we contribute no less than 6 percent of an employee’s monthly salary and wage and up to the maximum amount of NT$9 thousand (approximately $310), to each of the eligible employees’ individual pension accounts at the Bureau of Labor Insurance each month. Pension payments to employees are made either by monthly installments or in a lump sum from the accumulated contributions and earnings in employees’ individual accounts.

PRC

All PRC employees participate in employee social security plans, including pension and other welfare benefits, which are organized and administered by governmental authorities. We have no other substantial commitments to employees. The premiums and welfare benefit contributions that should be borne by our Company are calculated in accordance with relevant PRC regulations, and are paid to the labor and social welfare authorities.

Hong Kong

According to the relevant Hong Kong regulations, we provide a contribution plan for the eligible employees in Hong Kong. We must contribute at least 5 percent of the employees’ total salaries. For this purpose, the monthly relevant contribution to their individual contribution accounts is subject to a cap of HK$1.25 thousand (approximately $161). After the termination of employment, the benefits still belong to the employees in any circumstances.

Singapore

In accordance with Singapore regulations, through July 2012 we made contributions to the Singapore Central Provident Fund Scheme, a defined contribution pension plan, for eligible employees. We contributed 14.5 percent of the employees’ gross salaries, subject to a cap of SG$5 thousand (approximately $4,000). We have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient assets to pay all employee benefits relating to employee service in the current and preceding financial years.

The total amount of defined contribution pension expenses pursuant to our defined contribution plans for the years ended December 31, 2010, 2011, and 2012 were $1.0 million, $896 thousand, and $585 thousand, respectively.

OTHER LIABILITIES - OTHER	12 Months Ended
Dec. 31, 2012
OTHER LIABILITIES - OTHER	NOTE 21. OTHER LIABILITIES - OTHER Other liabilities consist of the following:

	December 31
(in US$ thousands)	2011	2012
Deferred tax liabilities (Note 25)	$1,006	$561
Other	9	12

	$1,015	$573

SUBSIDIARY PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
SUBSIDIARY PREFERRED SHARES

NOTE 22. SUBSIDIARY PREFERRED SHARES

In connection with our acquisition of a controlling financial interest in IAHGames, we had assumed Class A preferred shares, which were owned by the noncontrolling shareholders. As of December 31, 2011 and August 15, 2012 when we deconsolidated IAHGames, these Class A preferred shares were valued at $1.8 million and $1.3 million, respectively, and both represented 8.9 percent of IAHGames’ accumulated voting interest. The holder of the Class A preferred shares was entitled to cumulative dividends at 10 percent per annum. The preferred shares were redeemable at the holder’s option at any time after the expiration of certain licensed games, and were convertible into ordinary shares at any time. Pursuant to agreements entered into in connection with our acquisition of IAHGames in July 2010, all Class A preferred shares were to be converted to ordinary shares of IAHGames at the acquisition date. The preferred shares were fully converted into ordinary shares by the closing date when we sold 60 percent of IAHGames. (See Note 6, “Divestitures”, for additional information.)

As the redemption feature on the Class A preferred stock was not solely within the control of IAHGames, the amount was presented in the mezzanine section of the Consolidated Balance Sheet. Also, since the Class A preferred shares were never currently redeemable and it was not probable that they would become redeemable as a result of our acquisition of IAHGames, the subsequent adjustment for accretion was not required. However, the cumulative dividends and the reversal of dividends upon the conversion described above for these Class A preferred shares of $148 thousand, $321 thousand and $(469) thousand for the years ended December 31, 2010, 2011 and the period from January to July 31, 2012, respectively, are included as a component of “net income (loss) attributable to the noncontrolling interest” in the Consolidated Statement of Operations.

EQUITY	12 Months Ended
Dec. 31, 2012
EQUITY

NOTE 23. EQUITY

In accordance with Singapore law, our Company’s common stock does not have a par value. In addition, we are not required to have a number of authorized common shares to be issued.

In accordance with R.O.C. law, an appropriation for legal reserve amounting to 10 percent of a company’s net profit is required until the reserve equals the aggregate par value of such Taiwan company’s issued capital stock. As of December 31, 2011 and 2012, the legal reserves of Hoshin GigaMedia Center Inc. (“Hoshin GigaMedia”), which represent a component of our consolidated accumulated deficit, were $3.0 million for each period. The reserve can only be used to offset a deficit or be distributed as a stock dividend of up to 50 percent of the reserve balance when the reserve balance has reached 50 percent of the aggregate paid-in capital of Hoshin GigaMedia.

Under PRC laws and regulations, there are certain foreign exchange restrictions on our Company’s PRC subsidiaries and VIE subsidiaries with respect to transferring certain of their net assets to our Company either in the form of dividends, loans or advances.

As of December 31, 2011 and 2012, our Company’s total restricted net assets, which include paid up capital of PRC subsidiaries and the net assets of VIE subsidiaries in which our Company has no legal ownership, were approximately $3.6 million and $1.5 million, respectively.

On May 20, 2011, our board of directors approved an $11 million share repurchase program of GigaMedia’s common stock. Under the terms of the share repurchase program, GigaMedia could repurchase up to $11 million worth of its issued and outstanding shares during the period starting from June 1, 2011 to November 30, 2011. The repurchases could be made from time to time on the open market at prevailing market prices pursuant to a Rule 10b5-1 plan, subject to restrictions relating to volume, pricing and timing. The timing and extent of any repurchases depended upon market conditions, the trading price of GigaMedia’s shares and other factors. This share repurchase program was implemented in a manner consistent with market conditions, in the interests of our shareholders, and in compliance with GigaMedia’s securities trading policy and relevant Singapore and U.S. laws and regulations. During 2011, repurchases under this program amounted to approximately 5.6 million shares at a cost of $5.8 million. All of the shares repurchased under this program were cancelled by the end of 2011.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION

NOTE 24. SHARE-BASED COMPENSATION

The following table summarizes the total stock-based compensation expense recognized in our Consolidated Statements of Income (Loss):

(in US$ thousands)	2010	2011	2012
Cost of online game and service revenues	$10	$—	$—
Product development & engineering expenses	18	—	—
Selling and marketing expenses	64	62	20
General and administrative expenses	2,922	1,103	159

Pre-tax stock-based compensation expense	3,014	1,165	179
Income tax benefit	(90)	(109)	(41)

Total stock-based compensation expense reported in continuing operations	$2,924	$1,056	$138

Total stock-based compensation expense reported in discontinued operations, net of tax	$—	$—	$—

There were no significant capitalized stock-based compensation costs at December 31, 2011 and 2012.

(a) Overview of Stock-Based Compensation Plans

2002 Employee Share Option Plan

At the June 2002 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2002 Employee Share Option Plan (the “2002 Plan”) under which up to three million common shares of our Company have been reserved for issuance. All employees, officers, directors, supervisors, advisors, and consultants of our Company are eligible to participate in the 2002 Plan. The 2002 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the exercise price for the option grants, the eligible individuals who are to receive option grants, the time or times when options grants are to be made, the number of shares subject to grant and the vesting schedule. The maximum contractual term for the options under the 2002 Plan is 10 years.

2004 Employee Share Option Plan

At the June 2004 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2004 Employee Share Option Plan (the “2004 Plan”) under which up to seven million common shares of our Company have been reserved for issuance. All employees, officers, directors, supervisors, advisors, and consultants of our Company are eligible to participate in the 2004 Plan. The 2004 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the exercise price for the option grants, the eligible individuals who are to receive option grants, the time or times when options grants are to be made, the number of shares subject to grant and the vesting schedule. The maximum contractual term for the options under the 2004 Plan is 10 years.

2006 Equity Incentive Plan

At the June 2006 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2006 Equity Incentive Plan (the “2006 Plan”) under which up to one million common shares of our Company have been reserved for issuance. The 2006 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2006 Plan. The maximum contractual term for the options under the 2006 Plan is 10 years.

2007 Equity Incentive Plan

At the June 2007 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2007 Equity Incentive Plan (the “2007 Plan”) under which up to two million common shares of our Company have been reserved for issuance. The 2007 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2007 Plan. The maximum contractual term for the options under the 2007 Plan is 10 years.

2008 Equity Incentive Plan

At the June 2008 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2008 Equity Incentive Plan (the “2008 Plan”) under which up to one million common shares of our Company have been reserved for issuance. The 2008 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2008 Plan. The maximum contractual term for the options under the 2008 Plan is 10 years.

2008 Employee Share Purchase Plan

At the June 2008 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2008 Employee Share Purchase Plan (the “2008 ESPP”) under which up to two hundred thousand common shares of our Company were reserved for issuance. Any person who is regularly employed by our Company or our designated subsidiaries shall be eligible to participate in the 2008 ESPP. Pursuant to the 2008 ESPP, our Company would offer the shares to qualified employees on favorable terms. Employees are also subject to certain restrictions on the amount that may be invested to purchase the shares and to other terms and conditions of the 2008 ESPP. The 2008 ESPP is administered by a committee designated by the board of directors. As of December 31, 2012, no shares have been subscribed by qualified employees under the 2008 ESPP.

2009 Equity Incentive Plan

At the June 2009 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2009 Equity Incentive Plan (the “2009 Plan”) under which up to one and a half million common shares of our Company have been reserved for issuance. The 2009 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2009 Plan. The maximum contractual term for the options under the 2009 Plan is 10 years.

2009 Employee Share Purchase Plan

At the June 2009 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2009 Employee Share Purchase Plan (the “2009 ESPP”) under which up to two hundred thousand common shares of our Company have been reserved for issuance. To be eligible, employees must be regularly employed by us or our designated subsidiaries. Employees are also subject to certain restrictions on the amount that may be invested to purchase the shares and to other terms and conditions of the 2009 ESPP. The 2009 ESPP is administered by a committee designated by the board of directors. As of December 31, 2012, no shares have been issued to employees under the 2009 ESPP.

2010 Equity Incentive Plan

At the June 2010 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2010 Equity Incentive Plan (the “2010 Plan”) under which up to one million common shares of our Company have been reserved for issuance. The 2010 Plan is administered by a committee designated by the board of directors. The committee as plan administrator has complete discretion to determine the grant of awards under the 2010 Plan. The maximum contractual term for the options under the 2010 Plan is 10 years.

2010 Employee Share Purchase Plan

At the June 2010 annual general meeting of shareholders, the shareholders of our Company approved the GigaMedia Limited 2010 Employee Share Purchase Plan (the “2010 ESPP”) under which up to two hundred thousand common shares of our Company have been reserved for issuance. To be eligible, employees must be regularly employed by us or our designated subsidiaries. Employees are also subject to certain restrictions on the amount that may be invested to purchase the shares and to other terms and conditions of the 2010 ESPP. The 2010 ESPP is administered by a committee designated by the board of directors. As of December 31, 2012, no shares have been issued to employees under the 2010 ESPP.

Summarized below are the general terms of our stock-based compensation plans, for which awards have been granted as of December 31, 2012.

Stock-Based compensation plan	Granted awards		Vesting schedule	Options’ exercise price	RSUs’ grant date fair value
2002 Plan	3,000,000		immediately upon granting	$0.79	—
2004 Plan	7,703,185	(1)	immediately upon granting to four years	$0.79~$2.55	—
2006 Plan	1,197,333	(2)	immediately upon granting to four years	$0.8101~$16.6	$2.91~$16.01
2007 Plan	3,205,217	(3)	immediately upon granting to four years	$1.2~$18.17	$2.47~$15.35
2008 Plan	1,000,000		immediately upon granting to six years	$2.47~$4.24	—
2009 Plan	2,500,000	(4)	immediately upon granting to four years	$0.955~$2.47	—
2010 Plan	1,600,000	(5)	three years	$0.8101~$1.05	—
2011 Plan	—		—	—	—

(1)	The granted awards, net of forfeited or canceled shares, were within reserved shares of seven million common shares.
(2)	The granted awards, net of forfeited or canceled shares, were within reserved shares of one million common shares.
(3)	The granted awards, net of forfeited or canceled shares, were within reserved shares of two million common shares.
(4)	The granted awards, net of forfeited or canceled shares, were within reserved shares of one and a half million common shares.
(5)	The granted awards, net of forfeited or canceled shares, were within reserved shares of one million common shares.

Options and Restricted Stock Units (“RSUs”) generally vest over the schedule described above. Certain RSUs provide for accelerated vesting if there is a change in control. All options and RSUs are expected to be settled by issuing new shares.

(b) Options

In 2010, 2011 and 2012, 200,500, 0 and 0 options were exercised, and cash received from the exercise of stock options was $0.2 million, $0 and $0, respectively, which resulted in no significant tax benefit realized on a consolidated basis.

Our Company uses the Black-Scholes option-pricing model to estimate the fair value of stock options granted to employees. The following table summarizes the assumptions used in the model for options granted during 2011 and 2012:

	2011	2012
Option term (years)	5.99	5.73
Volatility	58.89%~63.03%	59.76%~67.02%
Weighted-average volatility	59%	62%
Risk-free interest rate	2.14%~2.31%	0.885%~1.152%
Dividend yield	0%	0%
Weighted-average fair value of option granted	$0.60	$0.54

Option term. The expected term of the options granted represents the period of time that they are expected to be outstanding. Our Company estimates the expected term of options granted based on historical experience with grants and option exercises.

Expected volatility rate. An analysis of historical volatility was used to develop the estimate of expected volatility.

Risk-free interest rate. The risk-free interest rate is based on yields of U.S. Treasury bonds for the expected term of the options.

Expected dividend yield. The dividend yield is based on our Company’s current dividend yield.

Option transactions during the last three years are summarized as follows:

	2010		2011		2012
	Weighted Avg. Exercise Price	No.of Shares (in thousands)	Weighted Avg. Exercise Price	No.of Shares (in thousands)	Weighted Avg. Exercise Price	No.of Shares (in thousands)	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance at January 31	$2.36	7,689	$2.33	9,780	$2.13	9,493
Options granted	2.47	2,565	1.06	1,060	0.96	2,070
Options exercised	0.87	(201)	—	—	—	—
Options Forfeited / canceled / expired	5.66	(273)	2.72	(1,347)	1.74	(2,353)

Balance at December 31	$2.33	9,780	$2.13	9,493	$1.97	9,210	$3.90	890

Exercisable at December 31	$2.04	7,190	$2.19	7,754	$2.15	7,584	$2.69	882

Vested and expected to vest at December 31	$2.33	9,780	$2.13	9,493	$1.97	9,210	$3.90	890

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between GigaMedia’s closing stock price on the last trading day of 2012 and the fair value of the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had they exercised their options on December 31, 2012. This amount changes based on the fair market value of GigaMedia’s stock. The total intrinsic value of options exercised for the years ended December 31, 2010, 2011, and 2012 were $0.3 million, $0, and $0, respectively.

As of December 31 2012, there was approximately $707 thousand of unrecognized compensation cost related to nonvested options. That cost is expected to be recognized over a period of 2.7 years.

The following table sets forth information about stock options outstanding at December 31, 2012:

Options outstanding			Option currently exercisable
Exercise price	No. of Shares (in thousands)	Weighted average remaining contractual life	Exercise price	No. of Shares (in thousands)
Under $1	6,211	2.87 years	Under $1	5,191
$1~$10	2,383	6.40 years	$1~$10	1,777
$10~$20	616	4.65 years	$10~$20	616

	9,210			7,584

(c) RSUs

Nonvested RSUs during 2011 and 2012 were as follows:

	2011		2012
	Number of units (in thousands)	Weighted- average grant date fair value	Number of units (in thousands)	Weighted- average grant date fair value
Nonvested at January 1	390	$10.99	—	$—
Granted	323	3.01	—	—
Vested	(80)	2.99	—	—
Forfeited	(633)	7.92	—	—

Nonvested at December 31	—	—	—	—

The fair value of RSUs is determined and fixed on the grant date based on our stock price. The fair value of RSUs granted during the years ended December 31, 2010, 2011 and 2012 was $0.3 million, $1.0 million and $0, respectively. The total fair value of RSUs vested during the years ended December 31, 2010, 2011 and 2012 was $1.0 million, $0.2 million and $0, respectively, which resulted in no significant tax benefit realized on a consolidated basis.

As of December 31 2012, there was no unrecognized compensation cost related to nonvested RSUs. Our Company received no cash from employees as a result of employee stock award vesting and the forfeiture of RSUs during 2010, 2011 and 2012.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

NOTE 25. INCOME TAXES

Income (loss) from continuing operations before income taxes by geographic location is as follows:

(in US$ thousands)	2010	2011	2012
U.S. operations	$5,678	$(1,444)	$(418)
Non-U.S. operations	2,990	(66,191)	(12,507)

	$8,668	$(67,635)	$(12,925)

Income tax provision (benefit) from continuing operations by geographic location is as follows:

(in US$ thousands)	2010	2011	2012
U.S. operations	$4,992	$(616)	$23
Non-U.S. operations	2,268	371	648

	$7,260	$(245)	$671

The components of income tax provision (benefit) from continuing operations by taxing jurisdiction are as follows:

(in US$ thousands)	2010	2011	2012
U.S. Federal :
Current	$4,244	$(493)	$—
Deferred	20	—	—

	$4,264	$(493)	$—

U.S. State and Local :
Current	$617	$(123)	$23
Deferred	111	—	—

	$728	$(123)	$23

Non - U.S. :
Current	$2,032	$77	$602
Deferred	236	294	46

	$2,268	$371	$648

Total income tax provision (benefit)	$7,260	$(245)	$671

A reconciliation of our effective tax rate related to continuing operations to the statutory U.S. federal tax rate is as follows:

	2010	2011	2012
Federal statutory rate	34.00%	34.00%	34.00%
State and local - net of federal tax benefit	6.69%	5.45%	5.45%
Foreign tax differential	(88.75%)	(14.58%)	(15.77%)
Permanent differences	31.58%	(2.75%)	(19.30%)
Change in valuation allowance	52.73%	(21.70%)	(4.00%)
Tax effect of earnings for equity method investees and certain subsidiaries	42.72%	(0.02%)	(4.38%)
Other	4.79%	(0.06%)	(1.19%)

Effective rate	83.76%	0.34%	(5.19%)

In 2010, the primary reason for the increase in the income tax provision and the effective income tax rate was due to the sale of 60 percent of our gaming software and service business. (See Note 6, “Divestiture”, for additional information.) The income tax provision related to the sale of the gaming software and service business in 2010 was approximately $6.1 million, which represented approximately 70 percent of our income from continuing operations.

The provision (benefit) for income taxes attributable to discontinued operations was $0 for each of the years ended December 31, 2010, 2011 and 2012, respectively.

Significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2011	2012
Net operating loss carryforwards	$9,901	$3,248
Loss on equity method investment	15,621	15,621
Share-based compensation	190	234
Impairment charges	97	177
Pension expense	29	26
Depreciation	111	37
Other	66	(61)

	26,015	19,282
Less: valuation allowance	(25,256)	(18,333)

Deferred tax assets - net	$759	$949

As of December 31, 2011 and 2012, $759 thousand and $840 thousand, respectively, of the net deferred tax assets were reported as current and included in other current assets on the balance sheet.

Significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2011	2012
Depreciation and amortization	$344	$255

Tax effect on undistributed earnings of equity method investees	662	306

Deferred tax liabilities	$1,006	$561

As of December 31, 2011 and 2012, $1.0 million and $561 thousand, respectively, of deferred tax liabilities were reported as non-current deferred tax liabilities and included in other liabilities.

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2010, 2011 and 2012 are as follows:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$1,068	$7,402	$25,256
Subsequent reversal/utilization of valuation allowance	(12)	(270)	(4)
Additions to valuation allowance	4,583	15,597	214
Divestitures	(874)	—	(7,026)
Acquisitions	2,624	2,491	—
Exchange differences	13	36	(107)

Balance at end of year	$7,402	$25,256	$18,333

In 2010, the valuation allowance on the deferred tax assets increased by $6.3 million to $7.4 million primarily due to the acquisition of IAHGames. IAHGames had successive losses in prior years and therefore we do not believe that sufficient objective, positive evidence existed at the date of our acquisition to conclude that the realization of the deferred tax assets that we acquired from IAHGames was more likely than not. We also provided a valuation allowance against deferred tax assets related to certain of our other subsidiaries, as they are not likely to be able to utilize all of their deferred tax assets based on their estimated future taxable income.

In 2011, the valuation allowance on the deferred tax assets increased by $17.9 million to $25.3 million primarily due to the evaluation of the loss related to our investment in Mangas Everest. We provided a valuation allowance against the deferred tax asset related to our investment loss in Mangas Everest as we believe that the subsequent disposal of this investment will not likely offset the related deferred tax asset based on our estimation of any future disposal gain, as Mangas Everest has had successive losses, and therefore we do not believe that sufficient objective, positive evidence exists to conclude that the realization of the deferred tax asset related to our investment losses in Mangas Everest is more likely than not.

As of December 31, 2012, we had net operating loss carryforwards available to offset future income, amounting to $13.5 million. Below is the breakdown of the expiration of the net operating loss carryforwards in major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	9,174	indefinite
Taiwan	4,333	2021

	13,507

Under Singapore tax regulations, foreign-sourced dividend income used for capital expenditures, including investments, and repayment of borrowings, would not be deemed as remitted to Singapore and is therefore not taxable.

Uncertain Tax Positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2010, 2011 and 2012 are as follows:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$702	$1,667	$2,079
Acquisition of IAHGames	535	—	—
Increase for prior year tax positions	194	451	116
Increase for current year tax positions	323	—	—
Decrease due to settlement	(166)	—	—
Deconsolidation of IAHGames	—	—	(1,072)
Exchange differences	79	(39)	45

Balance at end of year	$1,667	$2,079	$1,168

As of December 31, 2010, 2011 and 2012, there were approximately $1.7 million, $2.1 million and $1.2 million of unrecognized tax benefits that if recognized would affect the effective tax rate.

Interest and penalties related to income tax liabilities are included in income tax expense. In 2010, 2011 and 2012, there were no significant interest and penalties recognized in income tax expense.

Our major tax jurisdictions are located in Taiwan, the PRC, and Singapore. As of December 31, 2012, the income tax filings under tax jurisdictions located in Taiwan have been examined for the years through 2008 and for 2010, but we have filed appeals for the 2006, 2007 and 2008 tax filings. Our Company also files income tax returns in the United States federal and state jurisdictions. The tax authority in the U.S. is currently examining the 2012 tax filing.

In 2010, 2011 and 2012, our unrecognized tax benefits were related to research and development credits and were also related to amortization of goodwill and intangible assets resulting from the acquisition of FunTown. For research and development credits, these unrecognized tax benefits were settled with tax authorities though the 2008 tax filings. For amortization of goodwill and intangible assets resulting from the acquisition of FunTown, the income tax authority has made decisions on the amortization for our 2006, 2007 and 2008 tax filings. We have filed appeals against the unfavorable parts of the decision rgarding these amortization adjustments, appending further response from the tax authority.

In 2010 and 2011, our unrecognized tax benefits increased due to the acquisition of IAHGames. These unrecognized tax benefits primarily related to certain related party transactions.

The amount of unrecognized tax benefits may increase or decrease in the future for various reasons such as current year tax positions, expiration of statutes of limitations, litigation, legislative activity, or other changes in facts regarding realizability. However, at this time, an estimate of the potential range of change cannot be reasonably made.

RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED-PARTY TRANSACTIONS

NOTE 26. RELATED-PARTY TRANSACTIONS

In 2010 and 2011, to support our current operations we had short-term indebtedness from Waterland Financial Holdings (“Waterland”), a key manager of which was one of our directors. The largest amounts of outstanding short-term indebtedness to Waterland during the years ended December 31, 2010 and 2011 were $1.5 million and $1.7 million, respectively. As of December 31, 2011 and 2012, we did not have any indebtedness owed to Waterland.

We, through IAHGames, made an equity investment in Monsoon in connection with our acquisition of IAHGames with effect from July 1, 2010. In 2010, prior to our acquisition, IAHGames loaned $5.0 million to Monsoon to support Monsoon’s current operations at interest of 7 percent per annum. In addition, from September to December 2010, we loaned an additional $5.1 million to Monsoon to support its operation at an interest rate of 7 percent per annum. The largest amount outstanding to Monsoon from July 1, 2010 through August 31, 2011, after which we began to consolidate Monsoon, was $10.3 million. As of August 31, 2011, the balance of this loan receivable was $3.2 million, after being reduced in connection with absorbing additional losses of Monsoon as discussed in more detail in Note 16, “Investments”.

During 2011, our Company entered into loan agreements in the aggregate of $5.2 million with Mangas Everest, with interest rates of 3 percent per annum. As of December 31, 2011, the balance of this loan receivable was nil after being reduced in connection with absorbing additional losses of Mangas Everest (as discussed in more detail in Note 16, “Investments”) and considering the financial status of Mangas Everest, from which we do not expect to collect all principal and interest. We also reversed the interest recognized previously on these loans and ceased to recognize interest income going forward.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES

NOTE 27. COMMITMENTS AND CONTINGENCIES

Commitments

(a) Operating Leases

We rent certain properties which are used as office premises under lease agreements that expire at various dates through 2016. The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2012:

(in US$ thousands)	Amount
2013	$930
2014	798
2015	681
2016	114

$2,523

Rental expense for operating leases amounted to $3.0 million, $2.5 million and $1.8 million for the years ended December 31, 2010, 2011 and 2012, respectively.

(b) License Agreements

We have contractual obligations under various license agreements to pay the licensors license fees and minimum guarantees against future royalties. The following table summarizes the committed license fees and minimum guarantees against future royalties set forth in our significant license agreements as of December 31, 2012.

(in US$ thousands)	License fees	Minimum guarantees against future royalties	Total
Minimum required payments:
In 2013	$189	$100	$289
After 2013	5,700	1,500	7,200

	$5,889	$1,600	$7,489

The initial minimum guarantees against future royalties and license fees are not required to be paid until the licensed games are commercially released or until certain milestones are achieved, as stipulated in the individual license agreements. The remaining minimum guarantees are generally required to be paid within three years subsequent to the commercial release dates of the licensed games.

(c) Guaranty

In 2008, Cambridge Interactive Development Corp. (“CIDC”), a then wholly owned subsidiary of GigaMedia, entered into a lease agreement (the “CIDC Lease”) for an office in Delaware. The term of the CIDC Lease is for the period from October 1, 2008 through September 30, 2014. Pursuant to the CIDC Lease, CIDC deposited $689,789 with a bank in exchange for a letter of credit issued by the bank (the “CIDC L/C”) and GigaMedia’s guaranty of all of CIDC’s obligations under the CIDC Lease.

In July 2012, we entered into an agreement with BEG to sell and assign our remaining ownership interest in Mangas Everest (including the CIDC lease) (the “Mangas Agreement”). Pursuant to the Mangas Agreement, BEG was to use all its reasonable efforts to procure the cancellation and return of the CIDC L/C to GigaMedia and the landlord’s release of GigaMedia’s lease guaranty by September 30, 2012; and unless and until BEG procures the cancellation and return of the CIDC L/C and landlord’s release of GigaMedia’s lease guaranty, BEG is obligated to indemnify and hold GigaMedia (and any Affiliate thereof) harmless from any and all losses, costs and expenses that may be borne by GigaMedia (and any Affiliate thereof) arising under or in connection with the CIDC L/C and/or GigaMedia’s lease guaranty.

In accordance with the Mangas Agreement, BEG procured that the bank cancel the CIDC L/C and issue to BEG a new letter of credit under the same terms and conditions as the CIDC L/C. BEG, however, did not obtain the landlord’s consent to release us from our lease guaranty within the allotted time. BEG’s major shareholders, therefore, issued a separate guaranty to us wherein they are obligated to indemnify and hold GigaMedia (and any Affiliate thereof) harmless from any and all losses, costs and expenses arising under or in connection with the CIDC Lease. GigaMedia’s commitment amount under this lease guaranty will be reduced as Mangas Everest’s subsidiary who assumed the CIDC Lease makes its monthly rental payments. The leasee is current on its monthly payments through March 2013.

Contingencies

We are subject to legal proceedings and claims that arise in the normal course of business. We believe the ultimate liabilities with respect to these actions will not have a material adverse effect on our financial condition, results of operations or cash flows

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION

Note 28. SEGMENT INFORMATION

Segment data

We have identified two reportable segments: an online gaming software and service business segment (through July 31, 2012) and an Asian online game and service business segment. The online gaming software and service business segment mainly derives its revenues from developing and licensing online games of chance and skill. Subsequent to the sale transaction with BEG through our disposal of this investment in July 2012, we accounted for our 40 percent percentage ownership interest in our gaming software and service business under the equity method accounting, and record gains or losses from our equity method investment in one line on our Consolidated Statement of Operations. The Asian online game and service business segment mainly derives its revenues from recognizing the usage of game playing time or in-game items by the end-users. Our new cloud computing service business described in Note 1 has not met any of the quantitative thresholds required to be reportable.

Our management relies on an internal management reporting process that provides revenue and segment information for making financial decisions and allocating resources. The results are based on our method of internal reporting and are not necessarily in conformity with GAAP. Management measures the performance of each segment based on several metrics, including revenues and income or loss from operations.

Financial information for each reportable segment was as follows as of and for the years ended December 31, 2010, 2011, and 2012:

(in US$ thousands)	Gaming software and service	Asian online game and service	Total
2010:

Segment profit or loss:
Net revenue from external customers	$25,820	$38,862	$64,682

Income (loss) from operations	$78	$(31,554)	$(31,476)

Share-based compensation	$80	$342	$422

Impairment loss on prepaid licensing fees and intangible assets	$—	$2,200	$2,200

Impairment loss on property, plant and equipment	$—	$278	$278

Impairment loss on goodwill	$—	$2,255	$2,255

Impairment loss on deconsolidation of T2CN	$—	$22,234	$22,234

Interest income	$83	$438	$521

Interest expense	$1	$59	$60

Foreign exchange gain (loss)	$(29)	$91	$62

Loss on equity method investments - net	$9,768	$11,002	$20,770

Impairment loss on marketable securities and investments	$—	$4,677	$4,677

Depreciation	$—	$1,556	$1,556

Amortization, including intangible assets	$—	$2,696	$2,696

Income tax expense	$6,445	$1,118	$7,563

Segment assets:
Equity method investments	$44,472	$20,923	$65,395

Additions to property, plant and equipment	$1,209	$1,534	$2,743

Additions to intangible assets	$1,198	$1,114	$2,312

Additions to goodwill	$—	$12,188	$12,188

Total assets	$168,671	$76,679	$245,350

The reconciliation of the segment information to GigaMedia’s consolidated information was not included in the above table, as it is provided below in detail.

(in US$ thousands)	Gaming software and service	Asian online game and service	Total
2011:

Segment profit or loss:
Net revenue from external customers	$—	$34,367	$34,367

Loss from operations	$(204)	$(10,931)	$(11,135)

Share-based compensation	$—	$308	$308

Impairment loss on intangible assets	$—	$2,583	$2,583

Impairment loss on prepaid licensing and royalty fees	$—	$247	$247

Impairment loss on goodwill	$—	$5,097	$5,097

Interest income	$—	$492	$492

Interest expense	$55	$(50)	$5

Foreign exchange gain (loss)	$6	$(282)	$(276)

Loss (gain) on equity method investments - net	$49,715	$(1,846)	$47,869

Impairment loss on marketable securities and investments	$—	$13,327	$13,327

Depreciation	$—	$1,790	$1,790

Amortization, including intangible assets	$—	$2,251	$2,251

Income tax (benefit) expense	$(934)	$859	$(75)

Segment assets:
Equity method investments	$—	$7,615	$7,615

Additions to property, plant and equipment	$—	$487	$487

Additions to intangible assets	$—	$1,271	$1,271

Additions to goodwill	$—	$1,049	$1,049

Total assets	$4,757	$126,038	$130,795

The reconciliation of the segment information to GigaMedia’s consolidated information was not included in the above table, as it is provided below in detail.

(in US$ thousands)	Gaming software and service	Asian online game and service	Total
2012:

Segment profit or loss:
Net revenue from external customers	$—	$27,470	$27,470

Income (loss) from operations	$7	$(12,271)	$(12,264)

Share-based compensation	$—	$199	$199

Impairment loss on intangible assets	$—	$15	$15

Impairment loss on prepaid licensing and royalty fees	$—	$702	$702

Impairment loss on goodwill	$—	$12,489	$12,489

Contract termination costs	$—	$49	$49

Interest income	$1	$9	$10

Interest expense	$10	$44	$54

Foreign exchange gain (loss)	$(82)	$55	$(27)

Gain on equity method investments - net	$—	$234	$234

Impairment loss on marketable securities and investments	$—	$1,193	$1,193

Depreciation	$—	$1,059	$1,059

Amortization, including intangible assets	$—	$2,181	$2,181

Income tax expense	$37	$710	$747

Segment assets:
Equity method investments	$—	$5,223	$5,223

Additions to property, plant and equipment	$—	$318	$318

Additions to intangible assets	$—	$1,679	$1,679

Total assets	$3,685	$78,613	$82,298

The reconciliation of the segment information to GigaMedia’s consolidated information was not included in the above table, as it is provided below in detail.

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2010	2011	2012
Income (loss) from operations:
Total segments	$(31,476)	$(11,135)	$(12,264)
Adjustment*	(16,220)	(8,794)	(8,310)

Total GigaMedia consolidated	$(47,696)	$(19,929)	$(20,574)

Share-based compensation
Total segments	$422	$308	$199
Adjustment*	2,592	857	(20)

Total GigaMedia consolidated	$3,014	$1,165	$179

Impairment loss on intangible assets:
Total segments	$1,330	$2,583	$15
Adjustment*	—	—	—

Total GigaMedia consolidated	$1,330	$2,583	$15

Impairment loss on prepaid licensing and royalty fees:
Total segments	$870	$247	$702
Adjustment*	—	—	—

Total GigaMedia consolidated	$870	$247	$702

Impairment loss on property, plant and equipment:
Total segments	$278	$—	$—
Adjustment*	—	—	—

Total GigaMedia consolidated	$278	$—	$—

Interest income:
Total segments	$521	$492	$10
Adjustment*	435	270	273

Total GigaMedia consolidated	$956	$762	$283

Interest expense:
Total segments	$60	$5	$54
Adjustment*	310	421	193

Total GigaMedia consolidated	$370	$426	$247

Gain on sales of marketable securities:
Total segments	$—	$6,299	$5,665
Adjustments*	—	—	—

Total GigaMedia consolidated	$—	$6,299	$5,665

Foreign exchange gain (loss):
Total segments	$62	$(276)	$(27)
Adjustments*	(668)	(89)	461

Total GigaMedia consolidated	$(606)	$(365)	$434

(in US$ thousands)	2010	2011	2012
Impairment loss on marketable securities and investments:
Total segments	$4,677	$13,327	$1,193
Adjustment*	—	—	—

Total GigaMedia consolidated	$4,677	$13,327	$1,193

Depreciation:
Total segments	$1,556	$1,790	$1,059
Adjustments*	536	290	165

Total GigaMedia consolidated	$2,092	$2,080	$1,224

Amortization:
Total segments	$2,696	$2,251	$2,181
Adjustments*	83	63	23

Total GigaMedia consolidated	$2,779	$2,314	$2,204

Income tax expense (benefit):
Total segments	$7,563	$(75)	$747
Adjustments*	(303)	(170)	(76)

Total GigaMedia consolidated	$7,260	$(245)	$671

Additions to property, plant and equipment:
Total segments	$2,743	$487	$318
Adjustments**	1,041	281	111

Total GigaMedia consolidated	$3,784	$768	$429

Additions to intangible assets:
Total segments	$2,312	$1,271	$1,679
Adjustments**	5	3	—

Total GigaMedia consolidated	$2,317	$1,274	$1,679

Total assets:
Total segments	$245,350	$130,795	$82,298
Adjustment**	22,239	60,911	58,096

Total GigaMedia consolidated	$267,589	$191,706	$140,394

*	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment.

**	Adjustment items include total corporate assets, discontinued operations and eliminations.

Major Customers

No single customer represented 10 percent or more of GigaMedia’s total net revenues in any period presented.

Geographic Information

Revenues by geographic area are attributed by country of the server location. Revenue from unaffiliated customers by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2010	2011	2012
Canada	$25,820	$—	$—
Taiwan	19,449	21,214	18,744
PRC	9,885	—	—
Hong Kong	4,026	5,061	4,703
Singapore	3,702	4,150	2,004
Malaysia	1,603	2,228	1,550
Thailand	—	1,447	204
Others	197	267	265

	$64,682	$34,367	$27,470

Net long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31,
Geographic region / country	2010	2011	2012
Taiwan	$3,130	$2,375	$1,932
PRC	921	763	—
Hong Kong	213	107	17
Singapore	902	551	—
Malaysia	20	—	—
Thailand	—	380	—
Other	115	112	—

	$5,301	$4,288	$1,949

SUBSEQUENT EVENT	12 Months Ended
Apr. 30, 2013
SUBSEQUENT EVENT

NOTE 29. SUBSEQUENT EVENT

On April 17, 2013, we entered into a settlement agreement (the “Settlement Agreement”) with IAHGames, IAHGames’ management, and MCIL. Pursuant to the terms of the Settlement Agreement, either IAHGames or IAHGames’ management is to pay us $2,258 thousand, which includes interest, to fulfill IAHGames’ obligation under the Spring Asia Share Purchase Agreement executed in July 2012. In addition, pursuant to the terms of the Settlement Agreement, MCIL is to purchase all of our remaining shares in IAHGames for $1,000 thousand, pursuant to MCIL’s April 15, 2013 exercise of a call option which was included within the IAH Share Purchase Agreement executed in July 2012. The payment date for the transactions outlined in the Settlement Agreement was agreed by the parties to occur in early May 2013.

BUSINESS OVERVIEW, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Use of Estimates

Use of Estimates

The preparation of Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

General

Our Company recognizes revenues when persuasive evidence of an arrangement exists, delivery occurs or services are rendered, the sales price is fixed or determinable and collectability is reasonably assured.

We present the sales taxes assessed by governmental authorities on our revenue transactions on a net basis in our Consolidated Financial Statements.

Multiple-Element Arrangements

Our Company enters into multiple-element revenue arrangements, which may include any combination of services, software, and/or products. To the extent that a deliverable in a multiple-element arrangement is subject to specific accounting guidance, whether and/or how to separate multiple deliverable arrangements into separate units of accounting (separability) and how to allocate the arrangement consideration among those separate units of accounting (allocation) for that deliverable is accounted for in accordance with such specific guidance.

In addition to the aforementioned general policies, the following are the specific revenue recognition policies for each major category of revenue.

Asian Online Game and Service Revenues

Asian online game and service revenues are related to our Asian online game and service business that operates play-for-fun games online to players across Asia.

Online game revenues are earned through the sale of online game points, prepaid cards, game packs, through the sublicensing of certain games to distributors and through licensing fee revenues. Virtual online game points are sold to distributors or end-users who can make the payments through credit cards, Internet ATMs or telecommunication service operators. Physical prepaid cards and game packs are sold through distributors and convenience stores. Proceeds from sales of physical cards and game packs, net of sales discounts, and online game points are deferred when received and revenue is recognized upon the actual usage of the playing time or in-game virtual items by the end-users; over the estimated useful life of virtual items; or when the sold game points expire and can no longer be used to access the online games or products in accordance with our published game points expiration policy. Sublicensing revenues from the distributors are recognized based on end-users’ activation to the game system and when the performance obligations have been completed. Licensing fee revenues are recognized when the delivery of licensed products has occurred and the fee is fixed or determinable.

We report sales of virtual online game points and licensing fee revenues on a gross basis. In the sales of virtual online game points and game licenses, we act as principal and we have latitude in establishing price. Fixed percentage fees retained by service providers for payment processing related to our online game services are recognized as cost of online game revenues. We report sublicensing revenues on a net basis. In the sublicense agreements, we act as agent and the distributors are responsible for the operating and the marketing.

Online game and service revenues also include revenues derived from online advertising arrangements, sponsorship arrangements, or a combination of both. These service arrangements allow advertisers to place advertisements on particular areas of our Company’s websites and online game platforms over a stated period of time. Service revenues from online advertising arrangements are recognized ratably over the displayed period of the contract when the collectability is reasonably assured.

Gaming Software and Service Revenues

Prior to our sale of a majority interest in the online gaming software and service business in April 2010, gaming software and service revenues were related to software products we developed and licensed and support services we provided for online real-money gaming solutions and applications.

Deferred Revenues	Deferred Revenues Deferred revenues are included in other current liabilities, and consist of the prepaid income related to our Asian online game and service business.
Operating Costs

Operating Costs

Operating costs primarily consist of processing costs, online game royalties, bandwidth, production costs for prepaid game cards and game packs, amortization of intangible assets, customer service department costs, depreciation, maintenance and other overhead expenses directly attributable to our online games.

Prepaid Licensing and Royalty Fees

Prepaid Licensing and Royalty Fees

Our Company, through our subsidiaries, routinely enters into agreements with licensors to acquire licenses for using, marketing, distributing, selling and publishing multi-player online games.

Prepaid licensing fees paid to licensors are capitalized when technological feasibility is achieved, and amortized on a straight-line basis over the shorter of the estimated useful economic life of the relevant online game or license period, which is usually within two to five years. The annual amortization is modified if the amount computed using the ratio that current gross revenues for a game license bear to the total of current and anticipated future gross revenues for that game license is greater than the amount computed using the straight-line method.

Prepaid royalty fees and related costs are initially deferred when paid to licensors and recognized as operating costs in the period in which the related online game revenue is recognized.

Fair Value Measurements

Fair Value Measurements

Our Company generally determines or calculates the fair value of financial instruments using quoted market prices in active markets when such information is available or using appropriate present value or other valuation techniques, such as discounted cash flow analyses, incorporating adjusted available market discount rate information and our Company’s estimates for non-performance and liquidity risk. These techniques rely extensively on the use of a number of assumptions, including the discount rate, credit spreads, and estimates of future cash flows. (See Note 10, “Fair Value Measurements”, for additional information.)

Cash Equivalents

Cash Equivalents

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and so near to their maturity that they present relatively insignificant risk from changes in interest rates. Commercial paper, negotiable certificates of deposit, time deposits and bank acceptances with original maturities of three months or less are considered to be cash equivalents.

Marketable Securities

Marketable Securities

All of our Company’s investments in marketable securities are classified as available-for-sale. These marketable securities are stated at fair value with any unrealized gains or losses recorded in accumulated other comprehensive income (loss) within equity until realized.

Other-than-temporary impairments, if any, are charged to non-operating expense in the period in which the loss occurs. In determining whether an other-than-temporary impairment has occurred, our Company primarily considers, among other factors, the length of the time and the extent to which the fair value of an investment has been at a value less than cost. When an other-than-temporary loss is recorded, the fair value of the investment becomes the new cost basis of the investment and is not adjusted for subsequent recoveries in fair value. Realized gains and losses also are included in non-operating income and expense in the Consolidated Statements of Income (Loss). (See Note 10, “Fair Value Measurements”, for additional information.)

Investments

Investments

Equity investments in non-publicly traded securities of companies over which our Company has no ability to exercise significant influence are accounted for under the cost method.

Equity investments in companies over which our Company has the ability to exercise significant influence but does not hold a controlling financial interest are accounted for under the equity method and our Company’s income or loss on equity method investments is recorded in non-operating income or expenses. The difference between the cost of the acquisition and our Company’s share of the fair value of the net identifiable assets is recognized as goodwill and is included in the carrying amount of the investment. When our Company’s carrying value in an equity method investee is reduced to zero, no further losses are recorded in our Consolidated Financial Statements unless our Company guaranteed obligations of the investee or has committed to additional funding. When the investee subsequently reports income, our Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

Unrealized losses that are considered other-than-temporary, if any, are charged to non-operating expenses. Realized gains and losses, measured against carrying amount, are also included in non-operating income and expenses. (See Note 10, “Fair Value Measurements”, for additional information.)

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided based on an evaluation of the collectability of accounts receivable, and other receivables. An allowance for doubtful accounts is also provided, when considered necessary, for loans receivable. We review the collectability of loans receivable on an individual basis and the evaluation primarily consists of an analysis based upon current information available about the borrower.

For those accounts in which a loss is probable, we record a specific reserve in the allowance. The receivable is written off against the allowance when our Company believes the uncollectability of the receivable is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is provided on a straight-line basis over useful lives that correspond to categories as follows:

Categories	Years
Buildings	50
Information and communication equipment	2 to 5
Office furniture and equipment	3 to 5
Leasehold improvements	3 to 5

Leasehold improvements are depreciated over the shorter of the term of the lease or the economic useful life of the assets. Improvements and replacements are capitalized and depreciated over their estimated useful lives, while ordinary repairs and maintenance are expensed as incurred.

We have entered into agreements to lease certain of our Company’s land and buildings to a third party under operating leases, which were renewed in November 2012, and which expire no later than September 2013. As of December 31, 2011 and 2012, the carrying amount of the land and buildings under lease was approximately $1.3 million and $1.2 million, respectively. The rental income under the operating lease amounted to $41 thousand, $72 thousand and $74 thousand for 2010, 2011 and 2012, respectively. The minimum rental income to be received under this operating lease is $53 thousand through September 2013.

Acquisitions

Acquisitions

Our Company accounts for its business acquisitions using the acquisition method. Under this method, our Company recognizes and measures the identifiable assets acquired, the liabilities assumed and any noncontrolling interest at their acquisition-date fair values, with limited exceptions. Acquisition-related costs are generally expensed as incurred.

Intangible Assets and Goodwill

Intangible Assets and Goodwill

Intangible assets with finite lives are amortized by the straight-line method over their estimated useful lives, ranging from three to nine years. Intangible assets with indefinite useful lives are not amortized. Goodwill is not amortized

Impairment of Intangible Assets, Goodwill and Long-Lived Assets

Impairment of Intangible Assets, Goodwill and Long-Lived Assets

Goodwill is tested for impairment annually or sooner when circumstances indicate an impairment may exist, using a fair-value approach at the reporting unit level. A reporting unit is the operating segment, or a business, which is one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by management at the segment level. Components are aggregated as a single reporting unit if they have similar economic characteristics. In connection with our goodwill impairment test, we first assess qualitative factors as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.

Intangible assets with indefinite useful lives are tested for impairment at the reporting unit level, at least annually, or whenever events or changes in circumstances indicate that the carrying value of an asset might not be recoverable from its related future discounted cash flows. Impairment is measured as the difference between the carrying amounts and the fair value of the assets, and is recognized as a loss from operations. In connection with our impairment test for the intangible assets with indefinite useful lives, we first assess qualitative factors as a basis for determining whether it is necessary to perform the quantitative impairment test.

Long-lived assets other than goodwill and intangible assets not being amortized are tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of an asset might not be recoverable from its related future undiscounted cash flows. If such assets are considered to be impaired, the impairment to be recognized is measured by the extent to which the carrying amount of the assets exceeds the fair value of the assets. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value, and is recognized as a loss from operations.

(See Note 10, “Fair Value Measurements”, for additional information.)

Software Cost

Software Cost

Costs to develop our gaming software and Asian online game products are capitalized after technological feasibility has been established, and when the product is available for general release to customers, costs are expensed. Costs incurred prior to the establishment of technological feasibility are expensed when incurred and are included in product development and engineering expenses. Capitalized amounts are amortized using the straight-line method, which is applied over the estimated useful economic life of the software, ranging from three to five years. The annual amortization is modified if the amount computed using the ratio that current gross revenues for a product bear to the total of current and anticipated future gross revenues for that product is greater than the amount computed using the straight-line method.

We capitalize certain costs incurred to purchase or to internally create and implement internal-use computer software, which includes software coding, installation, testing and certain data conversion. These capitalized costs are amortized on a straight-line basis over the shorter of the useful economic life of the software or its contractual license period, which range from three to five years.

Product Development and Engineering	Product Development and Engineering Product development and engineering expenses primarily consist of research compensation, depreciation and amortization, and are expensed as incurred.
Advertising

Advertising

Direct-response advertising costs incurred in relation to the acquisition or origination of a customer relationship are capitalized and deferred. The deferred costs are recognized as expense in the Consolidated Statements of Income (Loss) over the estimated lives of customer relationships. Costs of broadcast advertising are recorded as expenses as advertising airtime is used. Other advertising expenditures are expensed as incurred. Subsequent to the sale of a majority interest in the online gaming and software service business in April 2010, deferred costs related to advertising have not been significant.

Advertising expenses incurred in 2010, 2011 and 2012 totaled $12.7 million, $3.5 million and $3.2 million, respectively. As of December 31, 2011 and 2012, prepaid advertising amounted to $110 thousand and $1 thousand, respectively.

Leases

Leases

Leases for which substantially all of the risks and rewards of ownership remain with the leasing company are accounted for as operating leases. Payments made under operating leases, net of any incentives received by our Company from the leasing company, are charged to the Consolidated Statements of Income (Loss) on a straight-line basis over the lease periods.

Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. Assets held under capital leases are recognized as assets of our Company at their fair value at the inception of the lease or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor is included in the balance sheet as a lease obligation. Lease payments are apportioned between finance charges and a reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are charged directly to profit or loss.

Share-Based Compensation

Share-Based Compensation

Share-based compensation represents the cost related to share-based awards granted to employees. We measure share-based compensation cost at the grant date, based on the estimated fair value of the award. Share-based compensation is recognized for the portion of the award that is ultimately expected to vest, and the cost is amortized on a straight-line basis (net of estimated forfeitures) over the vesting period. Our Company estimates the fair value of stock options using the Black-Scholes valuation model. The cost is recorded in operating costs and operating expenses in the Consolidated Statements of Income (Loss) based on the employees’ respective function.

For shares and stock options granted to non-employees, we measure the fair value of the equity instruments granted at the earlier of the performance commitment date or when the performance is completed.

Retirement Plan and Net Periodic Pension Cost

Retirement Plan and Net Periodic Pension Cost

Under our defined benefit pension plan, net periodic pension cost, which includes service cost, interest cost, expected return on plan assets, amortization of unrecognized net transition obligation and gains or losses on plan assets, is recognized based on an actuarial valuation report. We recognize the funded status of pension plans and non-pension post-retirement benefit plans (retirement-related benefit plans) as an asset or a liability in the Consolidated Balance Sheets.

Under our defined contribution pension plans, net periodic pension cost is recognized as incurred.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is recorded as a component of equity. Our Company’s comprehensive income (loss) consists of net income or loss, foreign currency translation adjustments, changes in unrealized holding gains and losses on marketable securities, and unrecognized actuarial gains or losses related to our defined benefit pension plan.

Income Taxes

Income Taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between financial reporting and tax bases of assets and liabilities. We recognize the tax benefit from the purchase of equipment and technology, research and development expenditures, employee training, and certain equity investments using the flow-through method. Net operating loss carryforwards and investment credits are measured using the enacted tax rate and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount that will more-likely-than-not be realized. In assessing the likelihood of realization, management considers estimates of future taxable income.

In addition, we recognize the financial statement impact of a tax position when it is more-likely-than-not that the position will be sustained upon examination. If the tax position meets the more-likely-than-not recognition threshold, the tax effect is recognized at the largest amount of the benefit that has greater than a 50 percent likelihood of being realized upon ultimate settlement. The interest and penalties are reflected as income tax expense in the Consolidated Financial Statements.

Earnings Per Share

Earnings Per Share

Basic earnings per share is computed by dividing the net income available to common shareholders for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the net income for the period by the weighted average number of common shares and potential common shares outstanding during the period. Potential common shares, composed of incremental common shares issuable upon the exercise of warrants and options in all periods, are included in the computation of diluted earnings per share to the extent such shares are dilutive. Diluted EPS also takes into consideration the effect of dilutive securities issued by subsidiaries. In a period in which a loss is incurred, only the weighted average number of common shares issued and outstanding is used to compute the diluted loss per share, as the inclusion of potential common shares would be anti-dilutive. Therefore, for the years ended December 31, 2011 and 2012, basic and diluted loss per share are the same.

Noncontrolling Interest

Noncontrolling Interest

Noncontrolling interest in the equity of a subsidiary is accounted for and reported as equity. Changes in our Company’s ownership interest in a subsidiary that do not result in deconsolidation are accounted for as equity transactions. Any retained noncontrolling equity investment upon the deconsolidation of a subsidiary is initially measured at fair value.

Reclassifications

Reclassifications

The presentation of certain amounts in our 2011 Consolidated Financial Statements have been reclassified to conform to the presentation in our Consolidated Financial Statements as of and for the year ended December 31, 2012.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, Accounting Standards Update (“ASU”) guidance was issued related to items reclassified from Accumulated Other Comprehensive Income. The new standard requires either in a single note or parenthetically on the face of the financial statements:(i) the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and (ii) the income statement line items affected by the reclassification. The update is effective for our fiscal year beginning January 1, 2013 with early adoption permitted. We do not expect the updated guidance to have a significant impact on our consolidated financial position, results of operations or cash flows.

In July 2012, the FASB issued updated guidance that simplifies the impairment test for intangible assets not subject to amortization. For its annual and interim impairment test for intangible assets, an entity may first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. This update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. However, early adoption is permitted, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. We adopted the updated guidance for our annual impairment test for intangible assets not subject to amortization in 2012. The adoption of this guidance had no impact on our consolidated financial position, results of operations, or cash flows.

In June 2011, the ASU guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update required certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. We adopted the new guidance and its deferral and opted to present the total of comprehensive income in two separate but consecutive statements. The adoption of this guidance had no impact on our consolidated financial position, results of operations or cash flows.

BUSINESS OVERVIEW, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Useful Lives of Property Plant and Equipment

Depreciation is provided on a straight-line basis over useful lives that correspond to categories as follows:

Categories	Years
Buildings	50
Information and communication equipment	2 to 5
Office furniture and equipment	3 to 5
Leasehold improvements	3 to 5

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Denominators of Basic and Diluted Per Share Computations

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2010	2011	2012
Weighted average number of outstanding shares
Basic	55,834	54,268	50,720
Effect of dilutive securities
Employee share-based compensation	3,457	—	—

Diluted	59,291	54,268	50,720

VARIABLE-INTEREST ENTITIES (Tables) (Variable Interest Entity, Primary Beneficiary)	12 Months Ended
Dec. 31, 2012
Shanghai JIDI Network Technology Co., Ltd.
Total Revenues and Net Income Loss

For the years ended December 31, 2011 and 2012, total revenues and net loss of Shanghai JIDI (which are included within discontinued operations) were as follows:

(in US$ thousands)	2011	2012
Total revenues	$29	$100

Net loss	$(2,110)	$(888)

Ultra Internet Media, SA
Total Revenues and Net Income Loss	For the period from January to March 2010, total revenues and net income of UIM were as follows:

(in US$ thousands)	2010
Total revenues	$25,820

Net income	$1,514

T2CN Holding Limited
Total Revenues and Net Income Loss

For the period from January to June 2010, total revenues and net income in the aggregate of T2 Entertainment, T2 Advertisement and Jinyou recorded in our Consolidated Financial Statements were as follows:

(in US$ thousands)	2010
Total revenues	$10,126

Net income	$834

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Information of Results of Operations

The following unaudited pro-forma information presents a summary of the results of operations of our Company for the year ended December 31, 2010 as if we controlled 80 percent of the total outstanding voting rights of IAHGames and consolidated IAHGames as of the beginning of the period presented:

2010
(in US$ thousands, except per share figures)	Unaudited
Net revenue	$69,403
Loss from operations	(50,378)
Net loss	(1,570)
Net income attributable to GigaMedia	255
Basic earnings per share attributable to GigaMedia	0.00
Diluted earnings per share attributable to GigaMedia	0.00

Significant Financial Statement Impacts as Result of Execution and Closing of Management Agreement

The execution and closing of this agreement resulted in the following significant financial statement impacts in our Consolidated Financial Statements:

(in US$ thousands)	2011
Gain on cancellation of warrant liabilities	$665
Gain on reversal of impairment of prepaid expenses	1,347

Recovery of loss on termination of third-party contract	$2,012

DECONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2012
Breakdown of Retained Investment at Deconsolidation Date

The following is a breakdown of our retained investment at the date of deconsolidation:

(in US$ thousands)	Amount
Cash	$12,903
Other current assets	1,266
Fixed assets / non-current assets	1,679
Prepaid licensing and royalty	5,339
Intangible assets	1,098

Total assets of T2CN	22,285
Total liabilities of T2CN	(12,331)

Net equity of T2CN	9,954
Noncontrolling interest	(3,276)
Goodwill acquired	17,500
Advances to T2CN Operating Entities	1,405

$25,583

DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2012
Deconsolidation of Gaming Software and Service Business at Fair Value and Recognized Gain

Our Company accounted for the deconsolidation of the gaming software and service business in 2010 at fair value and recognized a gain of $79.1 million measured as the difference between:

(In US$ thousands)	2010
The fair value of any consideration received, including purchase price adjustments, net of any transaction costs	$82,984
The fair value of the 40% retained noncontrolling investment in the gaming software and service business at the date the business was deconsolidated	54,240
Less : The carrying amount of the gaming software and service business at the date of the deconsolidation	(58,084)

Gain on deconsolidation of the gaming software and services business	$79,140

Shanghai JIDI Network Technology Co., Ltd.
Summarized Selected Financial Information for Divested Business

Summarized selected financial information for discontinued operations of JIDI and Shanghai JIDI are as follows:

(in US$ thousands)	2011	2012
Revenue	$29	$100

Loss from discontinued operations before tax	$(4,240)	$(2,521)
Income tax expense	—	—

Loss from discontinued operations	$(4,240)	$(2,521)

Infocomm Asia Holdings Pte Ltd
Summarized Selected Financial Information for Divested Business

Our Company accounted for the deconsolidation of and the retained noncontrolling investment in IAHGames in August 2012 at fair value. Considering the uncertainty as to the collectability of the remaining three installments, we deferred the disposal gain of $211 thousand against the consideration installments receivable of $2,250 thousand as of December 31, 2012. The deferred gain is measured as the difference between:

(In US$ thousand)	Amount
The fair value of consideration received and receivable, net of any transaction costs, plus	$3,000
The fair value of the 20% retained noncontrolling investment in IAH at the date of deconsolidation	—

3,000

The carrying amount (credit balance) of IAHGames at the date of deconsolidation	(14,536)
Net receivables due to GigaMedia from IAHGames waived upon the closing of the sale	17,542
Other comprehensive income component of equity related to IAHGames at the date of the deconsolidation	(217)

2,789

Deferred gain on deconsolidation of IAH	$211

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes to Goodwill

The following table summarizes the changes to our Company’s goodwill:

(In US$ thousands)	2010	2011	2012
Balance at beginning of year	$44,417	$39,493	$28,437
Acquisition - IAHGames (Note 4) and OneNet	12,188	1,049	—
Impairment charge - T2CN, IAHGames, OneNet and FunTown (Notes 5 and 10)	(19,755)	(5,097)	(12,489)
Reversal of contingent payment of minimum guarantee under licensing agreement	—	(5,885)	—
Translation adjustment	2,643	(1,123)	986

Balance at end of year	$39,493	$28,437	$16,934

INTANGIBLE ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Intangible Assets by Major Asset Class

The following table summarizes our Company’s intangible assets, by major asset class:

	December 31, 2012
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
Finite-lived intangible assets
Completed technology	$2,603	$2,603	$—
Capitalized software development cost	3,480	1,414	2,066
Customer relationships	6,274	4,880	1,394
Other	137	133	4

	12,494	9,030	3,464

Indefinite-lived intangible assets
Trade name and trademark	12,211	—	12,211

	$24,705	$9,030	$15,675

	December 31, 2011
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
Finite-lived intangible assets
Completed technology	$2,497	$2,140	$357
Capitalized software development cost	7,525	6,112	1,413
Customer relationships	6,017	4,011	2,006
Other	206	159	47

	16,245	12,422	3,823

Indefinite-lived intangible assets
Trade name and trademark	11,711	—	11,711

	$27,956	$12,422	$15,534

Estimated Amortization Expense of Intangibles

As of December 31, 2012, based on the current amount of intangibles subject to amortization, the estimated amortization expense for each of the following years is as follows:

(In US$ thousands)	Amount
2013	$1,389
2014	1,386
2015	689

$3,464

PREPAID LICENSING AND ROYALTY FEES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes to Prepaid Licensing and Royalty Fees

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$5,557	$4,214	$7,103
Net operating additions	3,855	3,379	2,395
Acquisition - IAHGames and OneNet	1,011	129	—
Deconsolidation (Note 5) - T2CN and IAHGames	(5,339)	—	(152)
Impairment charges (Note 10)	(870)	(247)	(702)
Impairment charges (Note 10) recorded in loss from discontinued operations	—	(372)	—

Balance at end of year	$4,214	$7,103	$8,644

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2011 and 2012, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	Marketable Securities - Debt and Equity Securities
	2011	2012
Balance at beginning of year	$5,454	$5,454
Total gains or (losses) (realized/unrealized) included in earnings	—	(493)
Purchase	—	—
Sale	—	(2,727)
Transfer into Level 3	—	2,058

Balance at end of year	$5,454	$4,292

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$493

Reconciliation of Beginning and Ending Balances of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

For liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3) during 2011, a reconciliation of the beginning and ending balances are presented as follows (there were none during 2012):

(in US$ thousands)	Other liabilities - Warrant Derivative
2011
Balance at beginning of year	$665
Total (gains) or losses (realized/unrealized) included in earnings	(665)
Purchase	—

Balance at end of year	$—

The amount of total (gains) or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at the reporting date.	$—

Fair Value, Measurements, Recurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Year Ended December 31, 2012
Assets
Cash equivalents - time deposits	$—	$1,514	$—	$1,514
Marketable securities - current
Equity securities	17,773	—	—	17,773
Marketable securities - noncurrent
Debt securities	—	—	2,727	2,727
Equity securities	—	—	1,565	1,565

	$17,773	$1,514	$4,292	$23,579

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Year Ended December 31, 2011
Assets
Cash equivalents - time deposits	$—	$6,631	$—	$6,631
Marketable securities - current
Equity securities	42,347	—	—	42,347
Marketable securities - noncurrent
Debt securities	—	—	5,454	5,454
Equity securities	—	1,630	—	1,630

	$42,347	$8,261	$5,454	$56,062

Fair Value, Measurements, Nonrecurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2011 and 2012 are summarized as below:

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2012	Total Impairment Losses
(a) Investments - Cost-method	$—	$—	$—	$—	$700
(b) Goodwill - Resulting from acquisition of FunTown	—	—	16,934	16,934	12,489
(c) Intangible assets - Capitalized software cost	—	—	—	—	15
(d) Prepaid licensing and royalty fees	—	—	—	—	702

Total	$—	$—	$16,934	$16,934	$13,906

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2011	Total Impairment Losses
(a) Investments - Cost-method	$—	$—	$700	$700	$679
(a) Investments - Equity-method	—	—	2,500	2,500	12,648
(b) Goodwill - Resulting from acquisition of IAH and OneNet	—	—	—	—	5,097
(c) Intangible assets - Capitalized software cost	—	—	—	—	40
(c) Intangible assets - Favorable lease right	—	—	—	—	2,543
(d) Prepaid licensing and royalty fees	—	—	—	—	619

Total	$—	$—	$3,200	$3,200	$21,626

(a) Impairment losses on certain cost method and equity method investments which were determined to be impaired:

In 2011, certain cost method investments with carrying amounts of $1.4 million were written down to their estimated fair value of $700 thousand, resulting in an impairment charge of $679 thousand, and an equity method investment with a carrying amount of $15.1 million was written down to its estimated fair value of $2.5 million, resulting in an impairment charge of $12.6 million. In 2012, certain cost method investments were fully written down, resulting in an impairment charge of $700 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the Consolidated Statements of Income (Loss).

Cost method and equity method investments are measured at fair value on a nonrecurring basis when declines in fair value are determined to be other-than-temporary, using other observable inputs such as trading prices of similar classes of the stock or using discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk.

(b) Impairment losses on goodwill which was determined to be impaired:

Goodwill from the acquisition of FunTown, which constitutes our Asian online game and service business, was written down to its estimated fair value of $16.9 million as of December 31, 2012, resulting in an impairment charge of $12.5 million in the fourth quarter 2012, which is included within operating expenses in the Consolidated Statements of Income (Loss). As a result of the slowdown in the PC-based online game market and our repositioning of FunTown to focus on market growth in browser/mobile games in the multi-platform market, we estimated that the fair value of our Asian online game and service business had decreased and, as a result, impaired the goodwill related to FunTown as of December 31, 2012. The impairment charge was determined by our estimates of future cash flows from the FunTown business which have been reduced due our change in strategic focus to self-developed casual games versus licensed MMOs (massive multiplayer online games) and the slowdown in the PC-based online games market where we are currently positioned, indicating that the original carrying amount of the goodwill from the acquisition of FunTown could not be fully recovered as of December 31, 2012.

Goodwill from the acquisition of IAHGames was fully written down to $0 as of December 31, 2011, resulting in an impairment charge of $4.0 million in 2011, which is included within operating expenses in the Consolidated Statements of Income (Loss). The impairment charges resulted as our estimates of future cash flows for IAHGames’ business had been reduced due to lower than expected operating performance results in 2011, indicating that the carrying amount of the goodwill from the acquisition of IAHGames could not be fully recovered as of December 31, 2011.

Goodwill from the acquisition of OneNet Co., Ltd. (“OneNet”) was fully written down to $0 as of December 31, 2011, resulting in an impairment charge of $1.0 million in 2011, which is included within operating expenses in the Consolidated Statements of Income (Loss). The impairment charge resulted as our estimates of future cash flows for OneNet’s business had been reduced due to lower than expected operating performance results in 2011, indicating that the carrying amount of the goodwill from the acquisition of OneNet could not be fully recovered as of December 31, 2011.

Goodwill is valued on a nonrecurring basis when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk and other cash flow model related assumptions.

(c) Impairment losses on certain intangible assets which were determined to be impaired:

In 2011 and 2012, certain capitalized software development costs were fully written down, resulting in impairment charges of $40 thousand and $15 thousand, respectively, included in operating expenses within “impairment loss on intangible assets” in the Consolidated Statements of Income (Loss). The impairment charges for the capitalized software costs were the result of certain projects within our Asian online game and service business that we ceased further development on, and as a result, we recorded a full impairment of the carrying value of the assets related to these projects.

As of December 31, 2011, a favorable lease right resulting from the acquisition of IAHGames with a carrying amount of $2.5 million was fully written down, resulting in an impairment charge of $2.5 million. This impairment is included in operating expenses within “impairment loss on intangible assets” in the Consolidated Statements of Income (Loss). The impairment charges resulted as our estimates of future cash flows related to the favorable lease right were reduced to lower than originally expected, which indicated that the carrying amount of these intangible assets could not be recovered as of December 31, 2011.

(d) Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:

In 2011 and 2012, certain prepaid licensing and royalty fees were fully written down, resulting in impairment charges of $619 and $702 thousand, respectively. This impairment is included in operating expenses in the Consolidated Statements of Income (Loss). The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are valued on a nonrecurring basis when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.

CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2011	2012
Cash and savings accounts	$57,366	$61,217
Time deposits	6,631	1,514

	$63,997	$62,731

We maintain cash and cash equivalents in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2011	2012
Taiwan	$45,098	$59,195
Hong Kong	4,467	2,809
PRC	6,759	626
Malaysia	100	100
Korea	6,260	—
Singapore	1,105	—
Thailand	113	—
Others	95	1

	$63,997	$62,731

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Current Assets
Marketable Securities	Marketable securities – current consist of the following:

	December 31
(in US$ thousands)	2011	2012
Available-for-sale securities:
Equity securities	$42,347	$17,773

Noncurrent Assets
Marketable Securities

Marketable securities – noncurrent consist of the following:

	December 31
(in US$ thousands)	2011	2012
Available-for-sale securities
Debt securities	$5,454	$2,727
Equity securities	1,630	1,565

	$7,084	$4,292

ACCOUNTS RECEIVABLE - NET (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable Net	Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2011	2012
Accounts receivable	$9,045	$2,959
Less: Allowance for doubful accounts	(2,594)	(130)

	$6,451	$2,829

Reconciliation of Changes in Allowance for Doubtful Accounts

The following is a reconciliation of changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2010, 2011 and 2012:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$200	$842	$2,594
Additions: Provision for bad debt expense	156	1,820	169
Less: Write-offs	(219)	(61)	(269)
Acquisiton - IAHGames	691	—	—
Deconsolidation - IAHGames	—	—	(2,370)
Translation adjustment	14	(7)	6

Balance at end of year	$842	$2,594	$130

OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Assets

Other current assets consist of the following:

	December 31
(in US$ thousands)	2011	2012
Loans receivable - current	$5,666	$3,437
Less: Allowance for loans receivable - current	(5,057)	(3,437)
Deferred income tax assets - current, net (Note 25)	759	840
Other	183	161

	$1,551	$1,001

Changes in Allowance for Loans Receivable

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2010, 2011 and 2012:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$3,574	$5,057	$5,057
Additions: Provision for bad debt expenses	1,483	—	—
Less: Writes-offs	—	—	(1,620)

Balance at end of year	$5,057	$5,057	$3,437

INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Investments

Investments consist of the following:

	December 31
(in US$ thousands)	2011	2012
Investments accounted for under the equity method	$7,615	$5,223
Investments accounted for under the cost method	700	—

	$8,315	$5,223

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2011	2012
Accrued advertising expenses	$717	$696
Accrued royalties	1,269	967
Accrued professional fees	3,263	1,319
Purchase price adjustment accrual to BEG	2,326	—
Other	3,059	2,200

	$10,634	$5,182

OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities	Other current liabilities consist of the following:

	December 31
(in US$ thousands)	2011	2012
Deferred revenue	$4,319	$3,174
Income taxes payable	4,251	3,588
Other	749	398

	$9,319	$7,160

OTHER LIABILITIES - OTHER (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities	Other liabilities consist of the following:

	December 31
(in US$ thousands)	2011	2012
Deferred tax liabilities (Note 25)	$1,006	$561
Other	9	12

	$1,015	$573

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Total Stock-Based Compensation Expense Recognized in Consolidated Statements of Income (Loss)

The following table summarizes the total stock-based compensation expense recognized in our Consolidated Statements of Income (Loss):

(in US$ thousands)	2010	2011	2012
Cost of online game and service revenues	$10	$—	$—
Product development & engineering expenses	18	—	—
Selling and marketing expenses	64	62	20
General and administrative expenses	2,922	1,103	159

Pre-tax stock-based compensation expense	3,014	1,165	179
Income tax benefit	(90)	(109)	(41)

Total stock-based compensation expense reported in continuing operations	$2,924	$1,056	$138

Total stock-based compensation expense reported in discontinued operations, net of tax	$—	$—	$—

Summary of General Terms of Stock-Based Compensation Plans for Awards Granted

Summarized below are the general terms of our stock-based compensation plans, for which awards have been granted as of December 31, 2012.

Stock-Based compensation plan	Granted awards		Vesting schedule	Options’ exercise price	RSUs’ grant date fair value
2002 Plan	3,000,000		immediately upon granting	$0.79	—
2004 Plan	7,703,185	(1)	immediately upon granting to four years	$0.79~$2.55	—
2006 Plan	1,197,333	(2)	immediately upon granting to four years	$0.8101~$16.6	$2.91~$16.01
2007 Plan	3,205,217	(3)	immediately upon granting to four years	$1.2~$18.17	$2.47~$15.35
2008 Plan	1,000,000		immediately upon granting to six years	$2.47~$4.24	—
2009 Plan	2,500,000	(4)	immediately upon granting to four years	$0.955~$2.47	—
2010 Plan	1,600,000	(5)	three years	$0.8101~$1.05	—
2011 Plan	—		—	—	—

(1)	The granted awards, net of forfeited or canceled shares, were within reserved shares of seven million common shares.
(2)	The granted awards, net of forfeited or canceled shares, were within reserved shares of one million common shares.
(3)	The granted awards, net of forfeited or canceled shares, were within reserved shares of two million common shares.
(4)	The granted awards, net of forfeited or canceled shares, were within reserved shares of one and a half million common shares.
(5)	The granted awards, net of forfeited or canceled shares, were within reserved shares of one million common shares.

Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Estimate Fair Value of Stock Options Granted

The following table summarizes the assumptions used in the model for options granted during 2011 and 2012:

	2011	2012
Option term (years)	5.99	5.73
Volatility	58.89%~63.03%	59.76%~67.02%
Weighted-average volatility	59%	62%
Risk-free interest rate	2.14%~2.31%	0.885%~1.152%
Dividend yield	0%	0%
Weighted-average fair value of option granted	$0.60	$0.54

Summary of Option Transactions

Option transactions during the last three years are summarized as follows:

	2010		2011		2012
	Weighted Avg. Exercise Price	No.of Shares (in thousands)	Weighted Avg. Exercise Price	No.of Shares (in thousands)	Weighted Avg. Exercise Price	No.of Shares (in thousands)	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance at January 31	$2.36	7,689	$2.33	9,780	$2.13	9,493
Options granted	2.47	2,565	1.06	1,060	0.96	2,070
Options exercised	0.87	(201)	—	—	—	—
Options Forfeited / canceled / expired	5.66	(273)	2.72	(1,347)	1.74	(2,353)

Balance at December 31	$2.33	9,780	$2.13	9,493	$1.97	9,210	$3.90	890

Exercisable at December 31	$2.04	7,190	$2.19	7,754	$2.15	7,584	$2.69	882

Vested and expected to vest at December 31	$2.33	9,780	$2.13	9,493	$1.97	9,210	$3.90	890

Information about Stock Options Outstanding

The following table sets forth information about stock options outstanding at December 31, 2012:

Options outstanding			Option currently exercisable
Exercise price	No. of Shares (in thousands)	Weighted average remaining contractual life	Exercise price	No. of Shares (in thousands)
Under $1	6,211	2.87 years	Under $1	5,191
$1~$10	2,383	6.40 years	$1~$10	1,777
$10~$20	616	4.65 years	$10~$20	616

	9,210			7,584

Nonvested Restricted Stock Unit

Nonvested RSUs during 2011 and 2012 were as follows:

	2011		2012
	Number of units (in thousands)	Weighted- average grant date fair value	Number of units (in thousands)	Weighted- average grant date fair value
Nonvested at January 1	390	$10.99	—	$—
Granted	323	3.01	—	—
Vested	(80)	2.99	—	—
Forfeited	(633)	7.92	—	—

Nonvested at December 31	—	—	—	—

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Loss From Continuing Operations Before Income Taxes by Geographic Location

Income (loss) from continuing operations before income taxes by geographic location is as follows:

(in US$ thousands)	2010	2011	2012
U.S. operations	$5,678	$(1,444)	$(418)
Non-U.S. operations	2,990	(66,191)	(12,507)

	$8,668	$(67,635)	$(12,925)

Components of Income Tax Provision Benefit from Continuing Operations by Geographic Location and Taxing Jurisdiction

Income tax provision (benefit) from continuing operations by geographic location is as follows:

(in US$ thousands)	2010	2011	2012
U.S. operations	$4,992	$(616)	$23
Non-U.S. operations	2,268	371	648

	$7,260	$(245)	$671

The components of income tax provision (benefit) from continuing operations by taxing jurisdiction are as follows:

(in US$ thousands)	2010	2011	2012
U.S. Federal :
Current	$4,244	$(493)	$—
Deferred	20	—	—

	$4,264	$(493)	$—

U.S. State and Local :
Current	$617	$(123)	$23
Deferred	111	—	—

	$728	$(123)	$23

Non - U.S. :
Current	$2,032	$77	$602
Deferred	236	294	46

	$2,268	$371	$648

Total income tax provision (benefit)	$7,260	$(245)	$671

Reconciliation of Effective Tax Rate Related to Continuing Operations to Statutory United States Federal Tax Rate

A reconciliation of our effective tax rate related to continuing operations to the statutory U.S. federal tax rate is as follows:

	2010	2011	2012
Federal statutory rate	34.00%	34.00%	34.00%
State and local - net of federal tax benefit	6.69%	5.45%	5.45%
Foreign tax differential	(88.75%)	(14.58%)	(15.77%)
Permanent differences	31.58%	(2.75%)	(19.30%)
Change in valuation allowance	52.73%	(21.70%)	(4.00%)
Tax effect of earnings for equity method investees and certain subsidiaries	42.72%	(0.02%)	(4.38%)
Other	4.79%	(0.06%)	(1.19%)

Effective rate	83.76%	0.34%	(5.19%)

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2010, 2011 and 2012 are as follows:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$1,068	$7,402	$25,256
Subsequent reversal/utilization of valuation allowance	(12)	(270)	(4)
Additions to valuation allowance	4,583	15,597	214
Divestitures	(874)	—	(7,026)
Acquisitions	2,624	2,491	—
Exchange differences	13	36	(107)

Balance at end of year	$7,402	$25,256	$18,333

Breakdown of Expiration of Net Operating Loss Carryforwards in Major Jurisdictions	Below is the breakdown of the expiration of the net operating loss carryforwards in major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	9,174	indefinite
Taiwan	4,333	2021

	13,507

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2010, 2011 and 2012 are as follows:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$702	$1,667	$2,079
Acquisition of IAHGames	535	—	—
Increase for prior year tax positions	194	451	116
Increase for current year tax positions	323	—	—
Decrease due to settlement	(166)	—	—
Deconsolidation of IAHGames	—	—	(1,072)
Exchange differences	79	(39)	45

Balance at end of year	$1,667	$2,079	$1,168

Deferred Tax Assets
Significant Components of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2011	2012
Net operating loss carryforwards	$9,901	$3,248
Loss on equity method investment	15,621	15,621
Share-based compensation	190	234
Impairment charges	97	177
Pension expense	29	26
Depreciation	111	37
Other	66	(61)

	26,015	19,282
Less: valuation allowance	(25,256)	(18,333)

Deferred tax assets - net	$759	$949

Deferred Tax Liability
Significant Components of Deferred Tax Assets and Liabilities

Significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2011	2012
Depreciation and amortization	$344	$255

Tax effect on undistributed earnings of equity method investees	662	306

Deferred tax liabilities	$1,006	$561

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Aggregate Minimum Lease Payments Required Under Operating Lease

The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2012:

(in US$ thousands)	Amount
2013	$930
2014	798
2015	681
2016	114

$2,523

Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements

The following table summarizes the committed license fees and minimum guarantees against future royalties set forth in our significant license agreements as of December 31, 2012.

(in US$ thousands)	License fees	Minimum guarantees against future royalties	Total
Minimum required payments:
In 2013	$189	$100	$289
After 2013	5,700	1,500	7,200

	$5,889	$1,600	$7,489

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Segment Information to Consolidated Information

Financial information for each reportable segment was as follows as of and for the years ended December 31, 2010, 2011, and 2012:

(in US$ thousands)	Gaming software and service	Asian online game and service	Total
2010:

Segment profit or loss:
Net revenue from external customers	$25,820	$38,862	$64,682

Income (loss) from operations	$78	$(31,554)	$(31,476)

Share-based compensation	$80	$342	$422

Impairment loss on prepaid licensing fees and intangible assets	$—	$2,200	$2,200

Impairment loss on property, plant and equipment	$—	$278	$278

Impairment loss on goodwill	$—	$2,255	$2,255

Impairment loss on deconsolidation of T2CN	$—	$22,234	$22,234

Interest income	$83	$438	$521

Interest expense	$1	$59	$60

Foreign exchange gain (loss)	$(29)	$91	$62

Loss on equity method investments - net	$9,768	$11,002	$20,770

Impairment loss on marketable securities and investments	$—	$4,677	$4,677

Depreciation	$—	$1,556	$1,556

Amortization, including intangible assets	$—	$2,696	$2,696

Income tax expense	$6,445	$1,118	$7,563

Segment assets:
Equity method investments	$44,472	$20,923	$65,395

Additions to property, plant and equipment	$1,209	$1,534	$2,743

Additions to intangible assets	$1,198	$1,114	$2,312

Additions to goodwill	$—	$12,188	$12,188

Total assets	$168,671	$76,679	$245,350

The reconciliation of the segment information to GigaMedia’s consolidated information was not included in the above table, as it is provided below in detail.

(in US$ thousands)	Gaming software and service	Asian online game and service	Total
2011:

Segment profit or loss:
Net revenue from external customers	$—	$34,367	$34,367

Loss from operations	$(204)	$(10,931)	$(11,135)

Share-based compensation	$—	$308	$308

Impairment loss on intangible assets	$—	$2,583	$2,583

Impairment loss on prepaid licensing and royalty fees	$—	$247	$247

Impairment loss on goodwill	$—	$5,097	$5,097

Interest income	$—	$492	$492

Interest expense	$55	$(50)	$5

Foreign exchange gain (loss)	$6	$(282)	$(276)

Loss (gain) on equity method investments - net	$49,715	$(1,846)	$47,869

Impairment loss on marketable securities and investments	$—	$13,327	$13,327

Depreciation	$—	$1,790	$1,790

Amortization, including intangible assets	$—	$2,251	$2,251

Income tax (benefit) expense	$(934)	$859	$(75)

Segment assets:
Equity method investments	$—	$7,615	$7,615

Additions to property, plant and equipment	$—	$487	$487

Additions to intangible assets	$—	$1,271	$1,271

Additions to goodwill	$—	$1,049	$1,049

Total assets	$4,757	$126,038	$130,795

The reconciliation of the segment information to GigaMedia’s consolidated information was not included in the above table, as it is provided below in detail.

(in US$ thousands)	Gaming software and service	Asian online game and service	Total
2012:

Segment profit or loss:
Net revenue from external customers	$—	$27,470	$27,470

Income (loss) from operations	$7	$(12,271)	$(12,264)

Share-based compensation	$—	$199	$199

Impairment loss on intangible assets	$—	$15	$15

Impairment loss on prepaid licensing and royalty fees	$—	$702	$702

Impairment loss on goodwill	$—	$12,489	$12,489

Contract termination costs	$—	$49	$49

Interest income	$1	$9	$10

Interest expense	$10	$44	$54

Foreign exchange gain (loss)	$(82)	$55	$(27)

Gain on equity method investments - net	$—	$234	$234

Impairment loss on marketable securities and investments	$—	$1,193	$1,193

Depreciation	$—	$1,059	$1,059

Amortization, including intangible assets	$—	$2,181	$2,181

Income tax expense	$37	$710	$747

Segment assets:
Equity method investments	$—	$5,223	$5,223

Additions to property, plant and equipment	$—	$318	$318

Additions to intangible assets	$—	$1,679	$1,679

Total assets	$3,685	$78,613	$82,298

The reconciliation of the segment information to GigaMedia’s consolidated information was not included in the above table, as it is provided below in detail.

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2010	2011	2012
Income (loss) from operations:
Total segments	$(31,476)	$(11,135)	$(12,264)
Adjustment*	(16,220)	(8,794)	(8,310)

Total GigaMedia consolidated	$(47,696)	$(19,929)	$(20,574)

Share-based compensation
Total segments	$422	$308	$199
Adjustment*	2,592	857	(20)

Total GigaMedia consolidated	$3,014	$1,165	$179

Impairment loss on intangible assets:
Total segments	$1,330	$2,583	$15
Adjustment*	—	—	—

Total GigaMedia consolidated	$1,330	$2,583	$15

Impairment loss on prepaid licensing and royalty fees:
Total segments	$870	$247	$702
Adjustment*	—	—	—

Total GigaMedia consolidated	$870	$247	$702

Impairment loss on property, plant and equipment:
Total segments	$278	$—	$—
Adjustment*	—	—	—

Total GigaMedia consolidated	$278	$—	$—

Interest income:
Total segments	$521	$492	$10
Adjustment*	435	270	273

Total GigaMedia consolidated	$956	$762	$283

Interest expense:
Total segments	$60	$5	$54
Adjustment*	310	421	193

Total GigaMedia consolidated	$370	$426	$247

Gain on sales of marketable securities:
Total segments	$—	$6,299	$5,665
Adjustments*	—	—	—

Total GigaMedia consolidated	$—	$6,299	$5,665

Foreign exchange gain (loss):
Total segments	$62	$(276)	$(27)
Adjustments*	(668)	(89)	461

Total GigaMedia consolidated	$(606)	$(365)	$434

(in US$ thousands)	2010	2011	2012
Impairment loss on marketable securities and investments:
Total segments	$4,677	$13,327	$1,193
Adjustment*	—	—	—

Total GigaMedia consolidated	$4,677	$13,327	$1,193

Depreciation:
Total segments	$1,556	$1,790	$1,059
Adjustments*	536	290	165

Total GigaMedia consolidated	$2,092	$2,080	$1,224

Amortization:
Total segments	$2,696	$2,251	$2,181
Adjustments*	83	63	23

Total GigaMedia consolidated	$2,779	$2,314	$2,204

Income tax expense (benefit):
Total segments	$7,563	$(75)	$747
Adjustments*	(303)	(170)	(76)

Total GigaMedia consolidated	$7,260	$(245)	$671

Additions to property, plant and equipment:
Total segments	$2,743	$487	$318
Adjustments**	1,041	281	111

Total GigaMedia consolidated	$3,784	$768	$429

Additions to intangible assets:
Total segments	$2,312	$1,271	$1,679
Adjustments**	5	3	—

Total GigaMedia consolidated	$2,317	$1,274	$1,679

Total assets:
Total segments	$245,350	$130,795	$82,298
Adjustment**	22,239	60,911	58,096

Total GigaMedia consolidated	$267,589	$191,706	$140,394

*	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment.

**	Adjustment items include total corporate assets, discontinued operations and eliminations.

Revenue from Unaffiliated Customers by Geographic Region

Revenue from unaffiliated customers by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2010	2011	2012
Canada	$25,820	$—	$—
Taiwan	19,449	21,214	18,744
PRC	9,885	—	—
Hong Kong	4,026	5,061	4,703
Singapore	3,702	4,150	2,004
Malaysia	1,603	2,228	1,550
Thailand	—	1,447	204
Others	197	267	265

	$64,682	$34,367	$27,470

Net Long-Lived Assets by Geographic Region

Net long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31,
Geographic region / country	2010	2011	2012
Taiwan	$3,130	$2,375	$1,932
PRC	921	763	—
Hong Kong	213	107	17
Singapore	902	551	—
Malaysia	20	—	—
Thailand	—	380	—
Other	115	112	—

	$5,301	$4,288	$1,949

Business Overview Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended											1 Months Ended		12 Months Ended
	Jul. 31, 2012 Segment	Dec. 31, 2012 M	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Capitalized software development cost	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Capitalized software development cost	Dec. 31, 2012 Prepaid Licensing and Royalty Fees Minimum	Dec. 31, 2012 Prepaid Licensing and Royalty Fees Maximum	Dec. 31, 2012 Property Available for Operating Lease	Dec. 31, 2011 Property Available for Operating Lease	Jul. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Apr. 30, 2010 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2010 Mangas Everest Societe Par Actions Simplifiee
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Number of business segments	2		2
Percentage of gaming software and service business sold													33.66%	60.00%	60.00%
Cumulative translation adjustment		$ (22,800,000)	$ (24,400,000)	$ (22,600,000)
Finite lived intangible assets, useful life					3 years	3 years	9 years	5 years	2 years	5 years
Cash equivalents original maturity period to be considered as highly liquid		3
Operating lease, carrying amount of land and buildings		1,949,000	4,288,000	5,301,000							1,200,000	1,300,000
Operating lease, rental income		74,000	72,000	41,000
Operating lease, minimum rental income to be received through September 2013		53,000
Advertising expenses		3,200,000	3,500,000	12,700,000
Prepaid advertising		$ 1,000	$ 110,000

Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Building
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	50 years
Information and communication equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years
Information and communication equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Office Furniture And Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Office Furniture And Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years

Reconciliation of Denominators of Basic and Diluted Per Share Computations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average number of outstanding shares
Basic	50,720	54,268	55,834
Effect of dilutive securities
Employee share-based compensation			3,457
Diluted	50,720	54,268	59,291

Earning Per Share - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Options excluded from computation of earnings per-share	1,444	1,432

Total Revenues and Net Income Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Shanghai JIDI Network Technology Co., Ltd. Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Shanghai JIDI Network Technology Co., Ltd. Variable Interest Entity, Primary Beneficiary	Mar. 31, 2010 Ultra Internet Media, SA Variable Interest Entity, Primary Beneficiary	Jun. 30, 2010 T2CN Holding Limited Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total revenues	$ 27,470	$ 34,367	$ 64,682	$ 100	$ 29	$ 25,820	$ 10,126
Net (loss) income	$ (15,290)	$ (71,212)	$ 2,650	$ (888)	$ (2,110)	$ 1,514	$ 834

Variable - Interest Entities - Additional Information (Detail) (Variable Interest Entity, Primary Beneficiary, USD $)	1 Months Ended			12 Months Ended
	Dec. 13, 2011 T2CN Holding Limited	Dec. 31, 2010 T2CN Holding Limited	Jul. 01, 2010 T2CN Holding Limited	Dec. 31, 2012 Ultra Internet Media, SA	Dec. 31, 2009 Ultra Internet Media, SA
Variable Interest Entity [Line Items]
Percentage of ownership interest purchased	67.09%	67.09%			100.00%
Business acquisition, cash paid				$ 400,000
Business acquisition, adjustment to additional paid-in capital				178,000
Business acquisition, adjustment to noncontrolling interest				(578,000)
Net Asset (Liabilities)			2,500,000
Total Assets			20,900,000
Total Liabilities			$ 18,400,000

Acquisitions - Additional Information (Detail) (Infocomm Asia Holdings Pte Ltd)	1 Months Ended		12 Months Ended
	Aug. 15, 2012	Jul. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Percentage of ownership interest	20.00%	20.00%	80.00%
Sale of ownership under agreement		60.00%
Preferred Class A
Business Acquisition [Line Items]
Preferred stock shares owned			5,982,230
Preferred Class B
Business Acquisition [Line Items]
Preferred stock shares owned			1,208,881

Pro Forma Information of Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Business Acquisition [Line Items]
Net revenue	$ 69,403
Loss from operations	(50,378)
Net loss	(1,570)
Net income attributable to GigaMedia	$ 255
Basic earnings per share attributable to GigaMedia	$ 0
Diluted earnings per share attributable to GigaMedia	$ 0

Significant Financial Statement Impacts as Result of Execution and Closing of Management Agreement (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Business Acquisition [Line Items]
Gain on cancellation of warrant liabilities	$ 665
Gain on reversal of impairment of prepaid expenses	1,347
Recovery of loss on termination of third-party contract	$ 2,012

Deconsolidation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 T2CN Holding Limited Fair Value, Measurements, Nonrecurring	Dec. 14, 2011 T2CN Holding Limited Variable Interest Entity, Primary Beneficiary	Dec. 13, 2011 T2CN Holding Limited Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 T2CN Holding Limited Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 T2CN Holding Limited Retained Investment in Subsidiary	Jul. 01, 2010 T2CN Holding Limited Retained Investment in Subsidiary
Variable Interest Entity [Line Items]
Common stock shares owned					43,633,681	43,633,681
Percentage of ownership interest					67.09%	67.09%
Impairment charges			$ 22,200,000
Advances							1,400,000	1,405,000
Proceeds from sale of ownership interest	(1,308,000)	4,739,000		4,739,000
Gain on deconsolidation				4,739,000
Cash reimbursement for legal fees incurred				$ 790,000

Breakdown of Retained Investment at Deconsolidation Date (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 T2CN Holding Limited Retained Investment in Subsidiary	Jul. 01, 2010 T2CN Holding Limited Retained Investment in Subsidiary
Schedule of Equity Method Investments [Line Items]
Cash						$ 12,903
Other current assets						1,266
Fixed assets / non-current assets						1,679
Prepaid licensing and royalty	8,644	7,103				5,339
Intangible assets	15,675	15,534				1,098
TOTAL ASSETS	140,394	191,706	267,589			22,285
Total liabilities of T2CN	22,501	36,844				(12,331)
Net equity of T2CN	(118,231)	(156,072)				9,954
Noncontrolling interest	338	2,996				(3,276)
Goodwill acquired	16,934	28,437	39,493	44,417		17,500
Advances to T2CN Operating Entities					1,400	1,405
Equity method investments	$ 5,223	$ 7,615				$ 25,583

Divestitures - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Gaming software and service business	Dec. 31, 2010 Gaming software and service business	Jul. 31, 2012 Infocomm Asia Holdings Pte Ltd	Dec. 31, 2012 Infocomm Asia Holdings Pte Ltd	Aug. 15, 2012 Infocomm Asia Holdings Pte Ltd	Dec. 31, 2012 Shanghai JIDI Network Technology Co., Ltd.	Jul. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Apr. 30, 2010 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2010 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2011 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2012 Mangas Everest Societe Par Actions Simplifiee Gaming software and service business	Jul. 31, 2012 Spring Asia Limited	Aug. 15, 2012 Game First International Corporation	Jul. 31, 2012 Game First International Corporation
Divestitures [Line Items]
Percentage of ownership interest sold						60.00%				33.66%	60.00%	60.00%			100.00%
Ownership retained						20.00%
Consideration for sale								$ 3,000,000									$ 3,000,000
Consideration received																750,000
Deferred gain on deconsolidation of IAH							211,000	211,000
Consideration installments receivable							2,250,000
Loss on disposal of property, plant and equipment	208,000	49,000	125,000						588,000
Proceeds from sale of assets and liabilities of gaming and software business	(1,308,000)	4,739,000									100,000,000
Gain from sale of assets and liabilities of gaming and software business				2,480,000	79,140,000							79,140,000		2,480,000
Investments percentages accounted under equity method accounting										33.66%	40.00%	40.00%	40.00%			30.00%
Total Consideration receivable in deconsolidation										1,700,000
Consideration received in de- consolidation, cash										$ 985,000

Deconsolidation of and Retained Noncontrolling Investment in IAHGames at Fair Value and Recognized Gain (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Aug. 15, 2012 Infocomm Asia Holdings Pte Ltd	Dec. 31, 2012 Infocomm Asia Holdings Pte Ltd
Divestitures [Line Items]
The fair value of consideration received and receivable, net of any transaction costs, plus			$ 3,000
The fair value of the 20% retained noncontrolling investment in IAH at the date of deconsolidation
Aggregate of Consideration Receivable and Retained Noncontrolling Investment			3,000
The carrying amount (credit balance) of IAHGames at the date of deconsolidation			(14,536)
Net receivables due to GigaMedia from IAHGames waived upon the closing of the sale			17,542
Other comprehensive income component of equity related to IAHGames at the date of the deconsolidation	8,379	(14,351)	(217)
Total			2,789
Deferred gain on deconsolidation of IAH			$ 211	$ 211

Deconsolidation of and Retained Noncontrolling Investment in IAHGames at Fair Value and Recognized Gain (Parenthetical) (Detail) (Infocomm Asia Holdings Pte Ltd)	1 Months Ended		12 Months Ended
	Aug. 15, 2012	Jul. 31, 2012	Dec. 31, 2011
Infocomm Asia Holdings Pte Ltd
Divestitures [Line Items]
Percentage of retained noncontrolling interest	20.00%	20.00%	80.00%

Summarized Selected Financial Information for Discontinued Operations (Detail) (Shanghai JIDI Network Technology Co., Ltd., Variable Interest Entity, Primary Beneficiary, USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shanghai JIDI Network Technology Co., Ltd. | Variable Interest Entity, Primary Beneficiary
Discontinued Operations [Line Items]
Revenue	$ 100	$ 29
Loss from discontinued operations before tax	(2,521)	(4,240)
Income tax expense
Loss from discontinued operations	$ (2,521)	$ (4,240)

Deconsolidation of Gaming Software and Service Business at Fair Value and Recognized Gain (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Divestitures [Line Items]
The fair value of any consideration received, including purchase price adjustments, net of any transaction costs	$ 1,735	$ 85,669
Mangas Everest Societe Par Actions Simplifiee
Divestitures [Line Items]
The fair value of any consideration received, including purchase price adjustments, net of any transaction costs		82,984
The fair value of the 40% retained noncontrolling investment in the gaming software and service business at the date the business was deconsolidated		54,240
Less : The carrying amount of the gaming software and service business at the date of the deconsolidation		(58,084)
Gain on deconsolidation of the gaming software and services business		$ 79,140

Deconsolidation of Gaming Software and Service Business at Fair Value and Recognized Gain (Parenthetical) (Detail) (Mangas Everest Societe Par Actions Simplifiee)	Jul. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2010
Mangas Everest Societe Par Actions Simplifiee
Divestitures [Line Items]
Percentage of retained noncontrolling investment	33.66%	40.00%	40.00%	40.00%

Summary of Changes to Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance at beginning of year	$ 28,437	$ 39,493	$ 44,417
Impairment charge - T2CN, IAHGames, OneNet and FunTown (Notes 5 and 10)	(12,489)	(5,097)	(2,255)
Reversal of contingent payment of minimum guarantee under licensing agreement		(5,885)
Translation adjustment	986	(1,123)	2,643
Balance at end of year	16,934	28,437	39,493
Infocomm Asia Holdings Private Limited and One Net Company Limited
Goodwill [Line Items]
Acquisition - IAHGames (Note 4) and OneNet		1,049	12,188
T2CN, IAHGames, OneNet and FunTown
Goodwill [Line Items]
Impairment charge - T2CN, IAHGames, OneNet and FunTown (Notes 5 and 10)	$ (12,489)	$ (5,097)	$ (19,755)

Summary of Intangible Assets by Major Asset Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Gross carrying amount	$ 24,705	$ 27,956
Accumulated amortization	9,030	12,422
Net	15,675	15,534
Net	3,464
Indefinite-lived Intangible Assets | Trade name and trademark
Intangible Assets [Line Items]
Gross carrying amount	12,211	11,711
Accumulated amortization
Net	12,211	11,711
Finite-lived Intangible Assets
Intangible Assets [Line Items]
Gross carrying amount	12,494	16,245
Accumulated amortization	9,030	12,422
Net	3,464	3,823
Finite-lived Intangible Assets | Completed technology
Intangible Assets [Line Items]
Gross carrying amount	2,603	2,497
Accumulated amortization	2,603	2,140
Net		357
Finite-lived Intangible Assets | Capitalized software development cost
Intangible Assets [Line Items]
Gross carrying amount	3,480	7,525
Accumulated amortization	1,414	6,112
Net	2,066	1,413
Finite-lived Intangible Assets | Customer Relationships
Intangible Assets [Line Items]
Gross carrying amount	6,274	6,017
Accumulated amortization	4,880	4,011
Net	1,394	2,006
Finite-lived Intangible Assets | Other Intangible Assets
Intangible Assets [Line Items]
Gross carrying amount	137	206
Accumulated amortization	133	159
Net	$ 4	$ 47

Intangible Assets Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
weighted-average life of identifiable intangible assets	5 years 6 months
Amortization expense of intangible assets	$ 2,204	$ 2,314	$ 2,779
Finite-lived Intangible Assets | Capitalized software development cost
Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 1,100	$ 962	$ 1,500
Minimum
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	3 years
Minimum | Capitalized software development cost
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	3 years
Maximum
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	9 years
Maximum | Capitalized software development cost
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	5 years

Estimated Amortization Expense of Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 1,389
2014	1,386
2015	689
Intangible assets, carrying amounts	$ 3,464

Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 01, 2010 Retained Investment in Subsidiary T2CN Holding Limited	Dec. 31, 2012 Prepaid Licensing and Royalty Fees	Dec. 31, 2011 Prepaid Licensing and Royalty Fees	Dec. 31, 2010 Prepaid Licensing and Royalty Fees	Dec. 31, 2011 Prepaid Licensing and Royalty Fees Infocomm Asia Holdings Private Limited and One Net Company Limited	Dec. 31, 2010 Prepaid Licensing and Royalty Fees Infocomm Asia Holdings Private Limited and One Net Company Limited	Dec. 31, 2010 Prepaid Licensing and Royalty Fees Retained Investment in Subsidiary T2CN Holding Limited	Dec. 31, 2012 Prepaid Licensing and Royalty Fees Retained Investment in Subsidiary Infocomm Asia Holdings Pte Ltd
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 7,103			$ 5,339	$ 7,103	$ 4,214	$ 5,557
Net operating additions	(2,397)	(3,007)	(3,855)		2,395	3,379	3,855
Acquisition - IAHGames and OneNet								129	1,011
Deconsolidation										(5,339)	(152)
Impairment charges (Note 10)	(702)	(247)	(870)		(702)	(247)	(870)
Impairment charges (Note 10) recorded in loss from discontinued operations						(372)
Balance at end of year	$ 8,644	$ 7,103		$ 5,339	$ 8,644	$ 7,103	$ 4,214

Assets and Liabilities Measured at Fair Value On Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 23,579	$ 56,062
Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - time deposits	1,514	6,631
Equity Securities | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	17,773	42,347
Equity Securities | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,565	1,630
Debt Securities | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	2,727	5,454
Fair Value Measurements Using Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	17,773	42,347
Fair Value Measurements Using Level 1 | Equity Securities | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	17,773	42,347
Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,514	8,261
Fair Value Measurements Using Level 2 | Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - time deposits	1,514	6,631
Fair Value Measurements Using Level 2 | Equity Securities | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities		1,630
Fair Value Measurements Using Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	4,292	5,454
Fair Value Measurements Using Level 3 | Equity Securities | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,565
Fair Value Measurements Using Level 3 | Debt Securities | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 2,727	$ 5,454

Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Line Items]
Unrealized gain on marketable securities	$ (24,004)	$ 16,167	$ 21,789
Gain on fair value changes of warrant derivative			2,595
Gain recognized upon cancellation of warrants		665
Nonoperating Income Expense
Fair Value Measurements [Line Items]
Gain on fair value changes of warrant derivative			2,600
Infocomm Asia Holdings Pte Ltd
Fair Value Measurements [Line Items]
Warrants outstanding, percentage of common stock available for purchase	15.00%
Warrants outstanding, percentage of common stock available for purchase	3.4
Debt Securities
Fair Value Measurements [Line Items]
Other-than-temporary impairment of related to marketable securities	$ 493	$ 0	$ 4,500

Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) (Available-for-sale Securities, Debt Securities, USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities | Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 5,454	$ 5,454
Total gains or (losses) (realized/unrealized) included in earnings	(493)
Purchase
Sale	(2,727)
Transfer into Level 3	2,058
Balance at end of year	4,292	5,454
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$ 493

Reconciliation of Beginning and Ending Balances of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) (Derivative Financial Instruments, Liabilities, USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments, Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 665
Total (gains) or losses (realized/unrealized) included in earnings	(665)
Purchase
The amount of total (gains) or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at the reporting date.

Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill impairment	$ 12,489,000		$ 5,097,000		$ 2,255,000
Intangible assets - total impairment losses	15,000		2,583,000		1,330,000
Prepaid licensing and royalty fees	702,000		247,000		870,000
Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees	702,000		247,000		870,000
Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets - total impairment losses	15,000		40,000
Favorable lease right
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets - total impairment losses			2,543,000
Fun Town
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill	16,934,000
Goodwill impairment	12,489,000
Infocomm Asia Holdings Pte Ltd
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill			0
Goodwill impairment			4,000,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments			700,000	[1]
Total	16,934,000		3,200,000
Investments - Cost-method	700,000	[1]	679,000	[1]
Intangible assets - total impairment losses	15,000	[2]
Prepaid licensing and royalty fees	702,000	[3]	619,000	[3]
Total	13,906,000		21,626,000
Investments - Equity-method			2,500,000	[1]
Investments - Equity-method			12,648,000	[1]
Fair Value, Measurements, Nonrecurring | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees		[3]		[3]
Fair Value, Measurements, Nonrecurring | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets		[2]		[2]
Intangible assets - total impairment losses			40,000	[2]
Fair Value, Measurements, Nonrecurring | Favorable lease right
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets				[2]
Intangible assets - total impairment losses			2,543,000	[2]
Fair Value, Measurements, Nonrecurring | Fun Town
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill	16,934,000	[4]
Goodwill impairment	12,489,000	[4]
Fair Value, Measurements, Nonrecurring | Infocomm Asia Holdings Private Limited and One Net Company Limited
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill impairment			5,097,000	[4]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 1 | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees		[3]		[3]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 1 | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets		[2]		[2]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 1 | Favorable lease right
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets				[2]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 2 | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees		[3]		[3]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 2 | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets		[2]		[2]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 2 | Favorable lease right
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets				[2]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments			700,000	[1]
Total	16,934,000		3,200,000
Investments - Equity-method			2,500,000	[1]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees		[3]		[3]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets		[2]		[2]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Favorable lease right
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets				[2]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Fun Town
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill	$ 16,934,000	[4]

[1]	Impairment losses on certain cost method and equity method investments which were determined to be impaired: In 2011, certain cost method investments with carrying amounts of $1.4 million were written down to their estimated fair value of $700 thousand, resulting in an impairment charge of $679 thousand, and an equity method investment with a carrying amount of $15.1 million was written down to its estimated fair value of $2.5 million, resulting in an impairment charge of $12.6 million. In 2012, certain cost method investments were fully written down, resulting in an impairment charge of $700 thousand. The impairment charges are included in non-operating expenses within "impairment loss on marketable securities and investments" in the Consolidated Statements of Income (Loss). Cost method and equity method investments are measured at fair value on a nonrecurring basis when declines in fair value are determined to be other-than-temporary, using other observable inputs such as trading prices of similar classes of the stock or using discounted cash flows, incorporating adjusted available market discount rate information and our Company's estimates for liquidity risk.
[2]	Impairment losses on certain intangible assets which were determined to be impaired: In 2011 and 2012, certain capitalized software development costs were fully written down, resulting in impairment charges of $40 thousand and $15 thousand, respectively, included in operating expenses within "impairment loss on intangible assets" in the Consolidated Statements of Income (Loss). The impairment charges for the capitalized software costs were the result of certain projects within our Asian online game and service business that we ceased further development on, and as a result, we recorded a full impairment of the carrying value of the assets related to these projects. As of December 31, 2011, a favorable lease right resulting from the acquisition of IAHGames with a carrying amount of $2.5 million was fully written down, resulting in an impairment charge of $2.5 million. This impairment is included in operating expenses within "impairment loss on intangible assets" in the Consolidated Statements of Income (Loss). The impairment charges resulted as our estimates of future cash flows related to the favorable lease right were reduced to lower than originally expected, which indicated that the carrying amount of these intangible assets could not be recovered as of December 31, 2011.
[3]	Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired: In 2011 and 2012, certain prepaid licensing and royalty fees were fully written down, resulting in impairment charges of $619 and $702 thousand, respectively. This impairment is included in operating expenses in the Consolidated Statements of Income (Loss). The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are valued on a nonrecurring basis when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company's estimates for liquidity risk, along with other cash flow model related assumptions.
[4]	Impairment losses on goodwill which was determined to be impaired: Goodwill from the acquisition of FunTown, which constitutes our Asian online game and service business, was written down to its estimated fair value of $16.9 million as of December 31, 2012, resulting in an impairment charge of $12.5 million in the fourth quarter 2012, which is included within operating expenses in the Consolidated Statements of Income (Loss). As a result of the slowdown in the PC-based online game market and our repositioning of FunTown to focus on market growth in browser/mobile games in the multi-platform market, we estimated that the fair value of our Asian online game and service business had decreased and, as a result, impaired the goodwill related to FunTown as of December 31, 2012. The impairment charge was determined by our estimates of future cash flows from the FunTown business which have been reduced due our change in strategic focus to self-developed casual games versus licensed MMOs (massive multiplayer online games) and the slowdown in the PC-based online games market where we are currently positioned, indicating that the original carrying amount of the goodwill from the acquisition of FunTown could not be fully recovered as of December 31, 2012. Goodwill from the acquisition of IAHGames was fully written down to $0 as of December 31, 2011, resulting in an impairment charge of $4.0 million in 2011, which is included within operating expenses in the Consolidated Statements of Income (Loss). The impairment charges resulted as our estimates of future cash flows for IAHGames' business had been reduced due to lower than expected operating performance results in 2011, indicating that the carrying amount of the goodwill from the acquisition of IAHGames could not be fully recovered as of December 31, 2011. Goodwill from the acquisition of OneNet Co., Ltd. ("OneNet") was fully written down to $0 as of December 31, 2011, resulting in an impairment charge of $1.0 million in 2011, which is included within operating expenses in the Consolidated Statements of Income (Loss). The impairment charge resulted as our estimates of future cash flows for OneNet's business had been reduced due to lower than expected operating performance results in 2011, indicating that the carrying amount of the goodwill from the acquisition of OneNet could not be fully recovered as of December 31, 2011. Goodwill is valued on a nonrecurring basis when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company's estimates for liquidity risk and other cash flow model related assumptions.

Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments - cost method investment, carrying amounts		$ 700,000
Investments - equity method, carrying value	5,223,000	7,615,000
Goodwill impairment	12,489,000	5,097,000	2,255,000
Intangible assets, total impairment losses	15,000	2,583,000	1,330,000
Intangible assets, carrying amounts	3,464,000
Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets, total impairment losses	15,000	40,000
Favorable lease right
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets, total impairment losses		2,543,000
Intangible assets, carrying amounts		2,500,000
Investment written down
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments - cost method investment, carrying amounts		1,400,000
Investments - cost method, fair value		700,000
Investments - cost method, total impairment losses		679,000
Investments - equity method, carrying value		15,100,000
Investments - equity method, fair value		2,500,000
Investments - equity method, total impairment losses		12,648,000
Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty, total impairment losses	702,000	619,000
Fun Town
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill	16,934,000
Goodwill impairment	12,489,000
One Net Company Limited
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill		0
Goodwill impairment		$ 1,000,000

Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Cash and savings accounts	$ 61,217	$ 57,366
Time deposits	1,514	6,631
Cash and cash equivalents	$ 62,731	$ 63,997	$ 70,989	$ 55,566

Cash and Cash Equivalents in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 62,731	$ 63,997	$ 70,989	$ 55,566
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	59,195	45,098
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,809	4,467
PRC
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	626	6,759
Malaysia
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	100	100
KOREA, REPUBLIC OF
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		6,260
Singapore
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		1,105
Thailand
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		113
Other Countries
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1	$ 95

Marketable Securities Current (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Equity securities	$ 17,773	$ 42,347

Marketable Securities - Current - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Realized gains from disposal of marketable securities	$ 5,665	$ 6,299
Available for sale Securities Current
Schedule of Available-for-sale Securities [Line Items]
Unrealized gains for marketable securities	14,400	38,800
Realized gains from disposal of marketable securities	$ 2,300	$ 535	$ 0

Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 2,959	$ 9,045
Less: Allowance for doubtful accounts	(130)	(2,594)
Accounts receivable - net (Note 13)	$ 2,829	$ 6,451

Reconciliation of Changes in Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, Current, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts, Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 2,594	$ 842	$ 200
Additions: Provision for bad debt expense	169	1,820	156
Less: Write-offs	(269)	(61)	(219)
Acquisiton - IAHGames			691
Deconsolidation - IAHGames	(2,370)
Translation adjustment	6	(7)	14
Balance at end of year	$ 130	$ 2,594	$ 842

Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Assets, Current [Line Items]
Loans receivable - current	$ 3,437	$ 5,666
Less: Allowance for loans receivable - current	(3,437)	(5,057)	(5,057)	(3,574)
Deferred income tax assets - current, net (Note 25)	840	759
Other	161	183
Other current assets (Notes 14 and 25)	$ 1,001	$ 1,551

Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 5,057	$ 5,057	$ 3,574
Additions: Provision for bad debt expenses	169	1,820	1,639
Less: Writes-offs	(1,620)
Balance at end of year	3,437	5,057	5,057
Allowance for Loan and Lease Losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions: Provision for bad debt expenses			$ 1,483

Other Current Assets - Additional Information (Detail) (Loan Three, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Jul. 31, 2010
Loan Three
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivable		$ 1.4
Provision for loan receivable	$ 1.4

Marketable Securities Noncurrent (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Debt securities	$ 2,727	$ 5,454
Equity securities	1,565	1,630
Available-for-sale Securities, Noncurrent, Total	$ 4,292	$ 7,084

Marketable Securities - Noncurrent - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Preferred shares conversion ratio	1
Realized gains from disposal of marketable securities	$ 5,665	$ 6,299
Marketable securities - Current	17,773	42,347
Percentage of marketable securities disposed off	6.07%
Available for sale Securities Non Current
Schedule of Available-for-sale Securities [Line Items]
Realized gains from disposal of marketable securities	3,400	5,800	0
Available for sale Securities Current
Schedule of Available-for-sale Securities [Line Items]
Realized gains from disposal of marketable securities	2,300	535	0
Available for sale Securities Current | Sale of Investments
Schedule of Available-for-sale Securities [Line Items]
Realized gains from disposal of marketable securities	2,300
Marketable securities - Current, number of share disposed	74
Marketable securities - Current	$ 2,500

Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Investments accounted for under the equity method	$ 5,223	$ 7,615
Investments accounted for under the cost method		700
Investments (Note 16)	$ 5,223	$ 8,315

Investments - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Apr. 30, 2010 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2011 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2010 Mangas Everest Societe Par Actions Simplifiee	Aug. 15, 2012 Game First International Corporation	Dec. 31, 2011 Monsoon Online Private Limited	Dec. 31, 2010 Monsoon Online Private Limited	Aug. 31, 2011 Monsoon Online Private Limited	Dec. 31, 2012 East Gate Media Contents and Technology Fund	Dec. 31, 2011 BetClic Everest Group
Schedule of Investments [Line Items]
Investments percentages accounted under equity method accounting				33.66%	40.00%		40.00%	40.00%	30.00%	100.00%		100.00%	18.00%
Equity method of investment	$ 5,223,000	$ 7,615,000
Underlying net assets exceeded the carrying value of investment							9,300,000
Ownership interest percentage of Everest Gaming owned by third party														60.00%
Percentage of ownership interest sold				33.66%	60.00%			60.00%
Gains (losses) under the equity method of accounting	$ 234,000	$ (47,869,000)	$ (20,770,000)			$ 0	$ (49,700,000)	$ (9,800,000)		$ 230,000	$ (12,600,000)

Short-Term Borrowings - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Subsequent Event
Short-term Debt [Line Items]
Short-term borrowings	$ 7,748,000	$ 11,774,000
Short-term borrowings, maximum annual interest rate		7.54%
Short-term borrowings, minimum annual interest rate		1.30%
Short-term borrowings, interest rate	1.42%
Short-term borrowings, maturity date	2013-01	2012-01
Short-term borrowings, weighted-average interest rate	1.42%	2.87%
Unused lines of credit available for borrowing	6,900,000
Short-term borrowings repaid			22,900,000
Short-term borrowings renewed agreements			22,900,000
Collateral pledged for borrowings	0	4,200,000
Restricted cash, time deposits pledged	$ 0	$ 3,000,000

Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Accrued advertising expenses	$ 696	$ 717
Accrued royalties	967	1,269
Accrued professional fees	1,319	3,263
Other	2,200	3,059
Accrued expenses (Note 18)	5,182	10,634
BetClic Everest Group
Schedule of Accrued Liabilities [Line Items]
Other		$ 2,326

Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Liabilities [Line Items]
Deferred revenue	$ 3,174	$ 4,319
Income taxes payable	3,588	4,251
Other	398	749
Other current liabilities (Note 19)	$ 7,160	$ 9,319

Pension Benefits - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Maximum	Dec. 31, 2012 Defined Contribution Pension USD ($)	Dec. 31, 2011 Defined Contribution Pension USD ($)	Dec. 31, 2010 Defined Contribution Pension USD ($)	Dec. 31, 2012 Taiwan Monthly Payment USD ($)	Dec. 31, 2012 Taiwan Monthly Payment TWD	Dec. 31, 2012 Taiwan Pension Plans, Defined Benefit	Dec. 31, 2012 Taiwan Defined Contribution Pension Minimum	Dec. 31, 2012 Hong Kong	Dec. 31, 2012 Hong Kong Monthly Payment USD ($)	Dec. 31, 2012 Hong Kong Monthly Payment HKD	Dec. 31, 2012 Singapore	Dec. 31, 2012 Singapore Monthly Payment USD ($)	Dec. 31, 2012 Singapore Monthly Payment SGD	Dec. 31, 2011 Other Assets USD ($)	Dec. 31, 2012 For each of first 15 years of service	Dec. 31, 2012 For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary				45 months															2 months	1 month
Accumulated benefit obligation	$ 429,000	$ 169,000
Prepaid pension		68,000																239,000
Accrued pension liability	281,000	171,000
Fair value of plan assets	291,000	263,000
Accumulated other comprehensive income	2,000	308,000
Net periodic benefit cost (income)	30,000	(18,000)	12,000
Percentage of salaries and wages contributed										2.00%	6.00%	5.00%			14.50%
Defined benefit plan, expected contribution in 2012	8,000
Maximum monthly contribution for each employee								310	9,000				161	1,250		4,000	5,000
Total amount of defined contribution pension expenses					$ 585,000	$ 896,000	$ 1,000,000

Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred tax liabilities (Note 25)	$ 561	$ 1,006
Other	12	9
Other (Notes 21 and 25)	$ 573	$ 1,015

Subsidiary Preferred Shares - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 15, 2012
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares value			$ 1,786
Preferred Class A
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares value			1,800		1,300
Preferred stock shares, accumulated voting interest			8.90%		8.90%
Class A preferred shares, entitled to cumulative dividends percentage		10.00%	10.00%
Class A preferred shares, cumulative dividends	$ (469)		$ 321	$ 148

Equity - Additional Information (Detail) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 31, 2011 Maximum	Dec. 31, 2012 Hoshin GigaMedia Center Inc.	Dec. 31, 2011 Hoshin GigaMedia Center Inc.	Dec. 31, 2012 Hoshin GigaMedia Center Inc. Maximum	Dec. 31, 2012 Hoshin GigaMedia Center Inc. when the reserve balance has reached 50 percent of the aggregate paid-in capital of Hoshin GigaMedia Maximum
Class of Stock [Line Items]
Appropriation percentage of net profit for statutory surplus reserve				10.00%
Legal reserves				$ 3,000,000	$ 3,000,000
Percentage of statutory surplus reserve available to offset a deficit or be distributed as a stock dividend							50.00%
Statutory Surplus Reserve Fund percentage of aggregate paid-in capital						50.00%
Total restricted net assets	3,600,000	1,500,000
Share repurchase program, number of shares approved for repurchase			11,000,000
Share repurchase program, number of shares repurchased	5,622
Share repurchase program, cost of shares repurchased	$ 5,825,000

Summary of Total Stock-Based Compensation Expense Recognized in Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 179	$ 1,165	$ 3,014
Income tax (benefit) expense	(41)	(109)	(90)
Asian online game and service
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense			10
Research and Development Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense			18
Selling and Marketing Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	20	62	64
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	159	1,103	2,922
Segment, Continuing Operations
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense, net of tax	$ 138	$ 1,056	$ 2,924

Share-Based Compensation - Additional Information (Detail) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended									12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)	Dec. 31, 2012 2002 Plan Maximum	Dec. 31, 2012 2004 Plan Maximum	May 13, 2010 2004 Plan Maximum	Dec. 31, 2012 2006 Plan Maximum	May 20, 2011 2006 Plan Maximum	Dec. 31, 2012 2007 Plan Maximum	May 13, 2010 2007 Plan Maximum	Dec. 31, 2012 2008 Plan Maximum	Dec. 31, 2012 2008 Employee Share Purchase Plan Maximum	Dec. 31, 2012 2009 Equity Incentive Plan Maximum	Dec. 31, 2012 Employee Stock Purchase Plan, 2009 Maximum	Dec. 31, 2012 Equity Incentive Plan 2010 Maximum	Dec. 31, 2012 Employee Stock Purchase Plan, 2010 Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance							3,000	7,000	7,000	1,000	1,000	2,000	2,000	1,000	200	1,500	200	1,000	200
Share-based compensation, number of shares reserved for issuance, contractual terms	5 years 8 months 23 days	5 years 11 months 27 days					10 years	10 years		10 years		10 years		10 years		10 years		10 years
Share-based compensation, number of options exercised	0	0	(201)
Share-based compensation, cash received from exercise of stock options	$ 0	$ 0	$ 174,000
Total intrinsic value of options exercised	0	0	300,000
Unrecognized compensation cost related to nonvested options	707,000
Unrecognized compensation cost related to nonvested options, expected recognition period	2 years 8 months 12 days
Fair value of RSUs granted				0	1,000,000	300,000
Fair value of RSUs vested				$ 0	$ 200,000	$ 1,000,000

Summary of General Terms of Stock-Based Compensation Plans for Awards Granted (Detail) (USD $)	12 Months Ended				12 Months Ended	69 Months Ended	45 Months Ended	33 Months Ended	89 Months Ended	18 Months Ended	20 Months Ended	10 Months Ended	12 Months Ended	69 Months Ended	45 Months Ended		33 Months Ended		18 Months Ended	20 Months Ended	10 Months Ended	69 Months Ended	45 Months Ended		33 Months Ended		18 Months Ended	20 Months Ended	10 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Restricted Stock Units (RSUs)	May 13, 2010 2004 Plan	May 20, 2011 2006 Plan	May 13, 2010 2007 Plan	Dec. 31, 2012 2002 Plan	May 13, 2010 2008 Plan	Dec. 31, 2011 2009 Plan	Dec. 31, 2011 2010 Plan	Dec. 31, 2012 2011 Plan	May 13, 2010 Minimum 2004 Plan	May 20, 2011 Minimum 2006 Plan	May 20, 2011 Minimum 2006 Plan Restricted Stock Units (RSUs)	May 13, 2010 Minimum 2007 Plan	May 13, 2010 Minimum 2007 Plan Restricted Stock Units (RSUs)	May 13, 2010 Minimum 2008 Plan	Dec. 31, 2011 Minimum 2009 Plan	Dec. 31, 2011 Minimum 2010 Plan	May 13, 2010 Maximum 2004 Plan	May 20, 2011 Maximum 2006 Plan	May 20, 2011 Maximum 2006 Plan Restricted Stock Units (RSUs)	May 13, 2010 Maximum 2007 Plan	May 13, 2010 Maximum 2007 Plan Restricted Stock Units (RSUs)	May 13, 2010 Maximum 2008 Plan	Dec. 31, 2011 Maximum 2009 Plan	Dec. 31, 2011 Maximum 2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	2,070,000	1,060,000	2,565,000			7,703,185 [1]	1,197,333 [2]	3,205,217 [3]	3,000,000	1,000,000	2,500,000 [4]	1,600,000 [2]
Vesting schedule						immediately upon granting to four years	immediately upon granting to four years	immediately upon granting to four years	immediately upon granting	immediately upon granting to six years	immediately upon granting to four years	three years	-
Options' exercise price	$ 1.97	$ 2.13	$ 2.33	$ 2.36					$ 0.79
RSUs' grant date fair value					$ 3.01											$ 2.91		$ 2.47						$ 16.01		$ 15.35
Options' exercise price	$ 0.96	$ 1.06	$ 2.47											$ 0.79	$ 0.8101		$ 1.2		$ 2.47	$ 0.955	$ 0.8101	$ 2.55	$ 16.6		$ 18.17		$ 4.24	$ 2.47	$ 1.05

[1]	The granted awards, net of forfeited or canceled shares, were within reserved shares of seven million common shares.
[2]	The granted awards, net of forfeited or canceled shares, were within reserved shares of one million common shares.
[3]	The granted awards, net of forfeited or canceled shares, were within reserved shares of two million common shares.
[4]	The granted awards, net of forfeited or canceled shares, were within reserved shares of one and a half million common shares.

Summary of General Terms of Stock-Based Compensation Plans for Awards Granted (Parenthetical) (Detail) (Maximum) In Thousands, unless otherwise specified	Dec. 31, 2012 2004 Plan	May 13, 2010 2004 Plan	Dec. 31, 2012 2006 Plan	May 20, 2011 2006 Plan	Dec. 31, 2012 2007 Plan	May 13, 2010 2007 Plan	Dec. 31, 2012 2009 Plan	Dec. 31, 2012 2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares reserved	7,000	7,000	1,000	1,000	2,000	2,000	1,500	1,000

Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Estimate Fair Value of Stock Options Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term (years)	5 years 8 months 23 days	5 years 11 months 27 days
Volatility, minimum	59.76%	58.89%
Volatility, maximum	67.02%	63.03%
Weighted-average volatility	62.00%	59.00%
Risk-free interest rate, minimum	0.89%	2.14%
Risk-free interest rate, maximum	1.15%	2.31%
Dividend yield	0.00%	0.00%
Weighted-average fair value of option granted	$ 0.54	$ 0.6

Summary of Option Transactions (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Exercise Price
Beginning Balance	$ 2.13	$ 2.33	$ 2.36
Options granted	$ 0.96	$ 1.06	$ 2.47
Options exercised			$ 0.87
Options Forfeited / canceled / expired	$ 1.74	$ 2.72	$ 5.66
Ending Balance	$ 1.97	$ 2.13	$ 2.33
Exercisable at December 31	$ 2.15	$ 2.19	$ 2.04
Ending Balance	$ 1.97	$ 2.13	$ 2.33
No. of Shares
Beginning Balance	9,493	9,780	7,689
Options granted	2,070	1,060	2,565
Options exercised	0	0	(201)
Options Forfeited / canceled / expired	(2,353)	(1,347)	(273)
Ending Balance	9,210	9,493	9,780
Exercisable at December 31	7,584	7,754	7,190
Vested and expected to vest at December 31	9,210	9,493	9,780
Weighted- Average Remaining Contractual Term
Balance at December 31	3 years 10 months 24 days
Exercisable at December 31	2 years 8 months 9 days
Vested and expected to vest at December 31	3 years 10 months 24 days
Aggregate Intrinsic Value
Balance at December 31	$ 890
Exercisable at December 31	882
Vested and expected to vest at December 31	$ 890

Information about Stock Options Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Range One	Dec. 31, 2012 Range Two	Dec. 31, 2012 Range Three	Dec. 31, 2012 Minimum Range One	Dec. 31, 2012 Minimum Range Two	Dec. 31, 2012 Minimum Range Three	Dec. 31, 2012 Maximum Range One	Dec. 31, 2012 Maximum Range Two	Dec. 31, 2012 Maximum Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price, maximum	$ 1.97	$ 2.13	$ 2.33	$ 2.36				$ 0	$ 1	$ 10	$ 1	$ 10	$ 20
Options outstanding, No. of Shares	9,210				6,211	2,383	616
Options outstanding, Weighted average remaining contractual life					2 years 10 months 13 days	6 years 4 months 24 days	4 years 7 months 24 days
Option currently exercisable, Exercise price, maximum	$ 2.15	$ 2.19	$ 2.04					$ 0	$ 1	$ 10	$ 1	$ 10	$ 20
Option currently exercisable, No. of Shares	7,584				5,191	1,777	616

Nonvested Restricted Stock Unit (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Stock Units (RSUs)
Number of units
Beginning Balance	390
Granted	323
Vested	(80)
Forfeited	(633)
Weighted- average grant date fair value
Beginning Balance	$ 10.99
Granted	$ 3.01
Vested	$ 2.99
Forfeited	$ 7.92

Income Loss From Continuing Operations Before Income Taxes by Geographic Location (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic Reporting Disclosure [Line Items]
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	$ (12,925)	$ (67,635)	$ 8,668
UNITED STATES
Geographic Reporting Disclosure [Line Items]
U.S. operations	(418)	(1,444)	5,678
Foreign Tax Authority
Geographic Reporting Disclosure [Line Items]
Non-U.S. operations	$ (12,507)	$ (66,191)	$ 2,990

Income Tax Provision Benefit from Continuing Operations by Geographic Location (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Total income tax provision (benefit)	$ 671	$ (245)	$ 7,260
UNITED STATES
Components Of Income Tax Expense Benefit [Line Items]
Total income tax provision (benefit)	23	(616)	4,992
Foreign Tax Authority
Components Of Income Tax Expense Benefit [Line Items]
Total income tax provision (benefit)	$ 648	$ 371	$ 2,268

Components of Income Tax Provision Benefit from Continuing Operations by Taxing Jurisdiction (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current		$ (493)	$ 4,244
Deferred			20
Federal Income Tax Expense (Benefit), Continuing Operations, Total		(493)	4,264
Current	23	(123)	617
Deferred			111
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	23	(123)	728
Current	602	77	2,032
Deferred	46	294	236
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	648	371	2,268
Total income tax provision (benefit)	$ 671	$ (245)	$ 7,260

Reconciliation of Effective Tax Rate Related to Continuing Operations to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Federal statutory rate	34.00%	34.00%	34.00%
State and local - net of federal tax benefit	5.45%	5.45%	6.69%
Foreign tax differential	(15.77%)	(14.58%)	(88.75%)
Permanent differences	(19.30%)	(2.75%)	31.58%
Change in valuation allowance	(4.00%)	(21.70%)	52.73%
Tax effect of earnings for equity method investees and certain subsidiaries	(4.38%)	(0.02%)	42.72%
Other	(1.19%)	(0.06%)	4.79%
Effective rate	(5.19%)	0.34%	83.76%

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Apr. 30, 2010 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2010 Mangas Everest Societe Par Actions Simplifiee
Income Tax Contingency [Line Items]
Percentage of gaming software and service business sold					33.66%	60.00%	60.00%
Income tax provision related to the sale of the gaming software and service business			$ 6,100,000
Percentage of income tax provision related to the sale of the gaming software and service to income from continuing operations			70.00%
Provision (benefit) for income taxes attributable to discontinued operation	0	0	0
Deferred tax assets, current	840,000	759,000
Deferred tax liabilities, non-current	561,000	1,006,000
Increase in valuation allowance on the deferred tax assets		17,900,000	6,300,000
Valuation allowance on the deferred tax assets	18,333,000	25,256,000	7,402,000	1,068,000
Net operating loss carryforwards	13,507,000
Unrecognized tax benefits that if recognized would affect the effective tax rate	$ 1,200,000	$ 2,100,000	$ 1,700,000

Significant Components of Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards	$ 3,248	$ 9,901
Loss on equity method investment	15,621	15,621
Share-based compensation	234	190
Impairment charges	177	97
Pension expense	26	29
Depreciation	37	111
Other	(61)	66
Deferred Tax Assets, Gross, Current, Total	19,282	26,015
Less: valuation allowance	(18,333)	(25,256)
Deferred tax assets - net	$ 949	$ 759

Significant Components of Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Depreciation and amortization	$ 255	$ 344
Tax effect on undistributed earnings of equity method investees	306	662
Deferred tax liabilities	$ 561	$ 1,006

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Balance at beginning of year	$ 25,256	$ 7,402	$ 1,068
Subsequent reversal/utilization of valuation allowance	(4)	(270)	(12)
Additions to valuation allowance	214	15,597	4,583
Exchange differences	(107)	36	13
Balance at end of year	18,333	25,256	7,402
Divestiture
Valuation Allowance [Line Items]
Divestitures	(7,026)		(874)
Acquisition 1
Valuation Allowance [Line Items]
Acquisitions		$ 2,491	$ 2,624

Breakdown of Expiration of Net Operating Loss Carryforwards in Major Jurisdictions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Amount	$ 13,507
Hong Kong
Operating Loss Carryforwards [Line Items]
Amount	9,174
Expiring year	Indefinite
Taiwan
Operating Loss Carryforwards [Line Items]
Amount	$ 4,333
Expiring year	2021

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 2,079	$ 1,667	$ 702
Acquisition of IAHGames			535
Increase for prior year tax positions	116	451	194
Increase for current year tax positions			323
Decrease due to settlement			(166)
Exchange differences	45	(39)	79
Balance at end of year	1,168	2,079	1,667
Infocomm Asia Holdings Pte Ltd
Income Tax Contingency [Line Items]
Deconsolidation of non controlling interest	$ (1,072)

Related-Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	4 Months Ended			5 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010 Monsoon	Dec. 31, 2010 Monsoon	Aug. 31, 2011 Monsoon	Jul. 01, 2010 Monsoon	Dec. 31, 2011 Everest Gaming
Related Party Transaction [Line Items]
Related party transactions, outstanding short-term indebtedness	$ 1.7	$ 1.5
Equity investment effective date	2010-07-01
Loan to related party			$ 5	$ 5.1	$ 3.2	$ 10.3	$ 5.2
Loan to related party, interest rate			7.00%	7.00%			3.00%

Future Aggregate Minimum Lease Payments Required Under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 930
2014	798
2015	681
2016	114
Operating Leases, Future Minimum Payments Due, Total	$ 2,523

Commitment and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2008
Operating Leased Assets [Line Items]
Operating leases, Rental expenses	$ 1,800,000	$ 2,500,000	$ 3,000,000
Guarantee on operating lease of Cambridge Interactive Development Corp. ("CIDC"), expiration date				Sep 30, 2014
Guarantee on operating lease of Cambridge Interactive Development Corp. ("CIDC"), deposit amount				$ 689,789

Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Guarantor Obligations [Line Items]
In 2013	$ 289
After 2013	7,200
Contractual Obligation, Total	7,489
License Fees
Guarantor Obligations [Line Items]
In 2013	189
After 2013	5,700
Contractual Obligation, Total	5,889
Royalty Payments
Guarantor Obligations [Line Items]
In 2013	100
After 2013	1,500
Contractual Obligation, Total	$ 1,600

Segment Information - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2012 Segment	Dec. 31, 2011 Segment	Jul. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2011 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2010 Mangas Everest Societe Par Actions Simplifiee	Apr. 30, 2010 Mangas Everest Societe Par Actions Simplifiee
Segment Reporting Information [Line Items]
Number of reportable segments	2	2
Percentage ownership interest in gaming software and service business			33.66%	40.00%	40.00%	40.00%

Reconciliation of Segment Information to Consolidated Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment profit or loss:
Income (loss) from operations	$ (20,574)	$ (19,929)	$ (47,696)
Share-based compensation	179	1,165	3,014
Impairment loss on intangible assets	15	2,583	1,330
Impairment loss on property, plant and equipment			278
Impairment loss on prepaid licensing and royalty fees	702	247	870
Impairment loss on goodwill	12,489	5,097	2,255
Impairment loss on deconsolidation of T2CN			22,234
Interest income	283	762	956
Interest expense	247	426	370
Foreign exchange gain (loss)	434	(365)	(606)
Gain (loss) on equity method investments - net	234	(47,869)	(20,770)
Impairment loss on marketable securities and investments	1,193	13,327	4,677
Depreciation	1,224	2,080	2,092
Amortization, including intangible assets	2,204	2,314	2,779
Income tax (benefit) expense	671	(245)	7,260
Segment assets:
Equity method investments	5,223	7,615
Additions to property, plant and equipment	429	768	3,784
Additions to intangible assets	1,679	1,274	2,317
Total assets	140,394	191,706	267,589
Gaming software and service
Segment profit or loss:
Net revenue from external customers			25,820
Income (loss) from operations	7	(204)	78
Share-based compensation			80
Interest income	1		83
Interest expense	10	55	1
Foreign exchange gain (loss)	(82)	6	(29)
Gain (loss) on equity method investments - net		(49,715)	(9,768)
Income tax (benefit) expense	37	(934)	6,445
Segment assets:
Equity method investments			44,472
Additions to property, plant and equipment			1,209
Additions to intangible assets			1,198
Total assets	3,685	4,757	168,671
Asian online game and service
Segment profit or loss:
Net revenue from external customers	27,470	34,367	38,862
Income (loss) from operations	(12,271)	(10,931)	(31,554)
Share-based compensation	199	308	342
Impairment loss on prepaid licensing fees and intangible assets			2,200
Impairment loss on intangible assets	15	2,583
Impairment loss on property, plant and equipment			278
Impairment loss on prepaid licensing and royalty fees	702	247
Impairment loss on goodwill	12,489	5,097	2,255
Impairment loss on deconsolidation of T2CN			22,234
Contract termination costs	49
Interest income	9	492	438
Interest expense	44	(50)	59
Foreign exchange gain (loss)	55	(282)	91
Gain (loss) on equity method investments - net	234	1,846	(11,002)
Impairment loss on marketable securities and investments	1,193	13,327	4,677
Depreciation	1,059	1,790	1,556
Amortization, including intangible assets	2,181	2,251	2,696
Income tax (benefit) expense	710	859	1,118
Segment assets:
Equity method investments	5,223	7,615	20,923
Additions to property, plant and equipment	318	487	1,534
Additions to intangible assets	1,679	1,271	1,114
Additions to goodwill		1,049	12,188
Total assets	78,613	126,038	76,679
Total
Segment profit or loss:
Net revenue from external customers	27,470	34,367	64,682
Income (loss) from operations	(12,264)	(11,135)	(31,476)
Share-based compensation	199	308	422
Impairment loss on prepaid licensing fees and intangible assets			2,200
Impairment loss on intangible assets	15	2,583	1,330
Impairment loss on property, plant and equipment			278
Impairment loss on prepaid licensing and royalty fees	702	247	870
Impairment loss on goodwill	12,489	5,097	2,255
Impairment loss on deconsolidation of T2CN			22,234
Contract termination costs	49
Interest income	10	492	521
Interest expense	54	5	60
Foreign exchange gain (loss)	(27)	(276)	62
Gain (loss) on equity method investments - net	234	(47,869)	(20,770)
Impairment loss on marketable securities and investments	1,193	13,327	4,677
Depreciation	1,059	1,790	1,556
Amortization, including intangible assets	2,181	2,251	2,696
Income tax (benefit) expense	747	(75)	7,563
Segment assets:
Equity method investments	5,223	7,615	65,395
Additions to property, plant and equipment	318	487	2,743
Additions to intangible assets	1,679	1,271	2,312
Additions to goodwill		1,049	12,188
Total assets	$ 82,298	$ 130,795	$ 245,350

Reconciliations of Segment Information to Consolidated Totals (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Loss from operations	$ (20,574)		$ (19,929)		$ (47,696)
Share-based compensation	179		1,165		3,014
Impairment loss on intangible assets	15		2,583		1,330
Impairment loss on prepaid licensing and royalty fees	702		247		870
Impairment loss on property, plant and equipment					278
Interest income	283		762		956
Interest expense	247		426		370
Gain on sales of marketable securities	5,665		6,299
Foreign exchange gain (loss)	434		(365)		(606)
Impairment loss on marketable securities and investments	1,193		13,327		4,677
Depreciation	1,224		2,080		2,092
Amortization	2,204		2,314		2,779
Income tax expense (benefit)	671		(245)		7,260
Additions to property, plant and equipment	429		768		3,784
Additions to intangible assets	1,679		1,274		2,317
Total assets	140,394		191,706		267,589
Total
Segment Reporting Information [Line Items]
Loss from operations	(12,264)		(11,135)		(31,476)
Share-based compensation	199		308		422
Impairment loss on intangible assets	15		2,583		1,330
Impairment loss on prepaid licensing and royalty fees	702		247		870
Impairment loss on property, plant and equipment					278
Interest income	10		492		521
Interest expense	54		5		60
Gain on sales of marketable securities	5,665		6,299
Foreign exchange gain (loss)	(27)		(276)		62
Impairment loss on marketable securities and investments	1,193		13,327		4,677
Depreciation	1,059		1,790		1,556
Amortization	2,181		2,251		2,696
Income tax expense (benefit)	747		(75)		7,563
Additions to property, plant and equipment	318		487		2,743
Additions to intangible assets	1,679		1,271		2,312
Total assets	82,298		130,795		245,350
Adjustment
Segment Reporting Information [Line Items]
Loss from operations	(8,310)	[1]	(8,794)	[1]	(16,220)	[1]
Share-based compensation	(20)	[1]	857	[1]	2,592	[1]
Interest income	273	[1]	270	[1]	435	[1]
Interest expense	193	[1]	421	[1]	310	[1]
Foreign exchange gain (loss)	461	[1]	(89)	[1]	(668)	[1]
Depreciation	165	[1]	290	[1]	536	[1]
Amortization	23	[1]	63	[1]	83	[1]
Income tax expense (benefit)	(76)	[1]	(170)	[1]	(303)	[1]
Additions to property, plant and equipment	111	[2]	281	[2]	1,041	[2]
Additions to intangible assets			3	[2]	5	[2]
Total assets	$ 58,096	[2]	$ 60,911	[2]	$ 22,239	[2]

[1]	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment.
[2]	Adjustment items include total corporate assets, discontinued operations and eliminations.

Revenue from Unaffiliated Customers by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	$ 27,470	$ 34,367	$ 64,682
Canada
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue			25,820
Taiwan
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	18,744	21,214	19,449
PRC
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue			9,885
Hong Kong
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	4,703	5,061	4,026
Singapore
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	2,004	4,150	3,702
Malaysia
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	1,550	2,228	1,603
Thailand
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	204	1,447
Other
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign And Domestic Countries [Line Items]
Revenue	$ 265	$ 267	$ 197

Net Long-Lived Assets by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets	$ 1,949	$ 4,288	$ 5,301
Taiwan
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets	1,932	2,375	3,130
PRC
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets		763	921
Hong Kong
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets	17	107	213
Singapore
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets		551	902
Malaysia
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets			20
Thailand
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets		380
Other
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets		$ 112	$ 115

Subsequent Event - Additional Information (Detail) (Settlement Agreement, USD $) In Thousands, unless otherwise specified	Apr. 17, 2013
Settlement Agreement
Subsequent Event [Line Items]
Amount receivable from IAHGames or IAHGames' management	$ 2,258
Remaining shares in IAHGames to be purchased by MCIL	$ 1,000